UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
March 31, 2021
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

President’s Letter

Tracing the Outlines of a Better Future
Dear Shareholder,
The year 2020 will be remembered for generations — for the sheer magnitude of the changes to our daily lives, for the illness and loss of life, for scientific research and development breakthroughs; and for the dedication of the essential healthcare professionals and hospital staffs who worked tirelessly to help the victims of the COVID-19 pandemic. Their heroic efforts have been profoundly beneficial to all of humanity. Financial historians will look back at 2020 through a different lens: one that views the scope, swiftness and size of the fiscal and monetary stimulus that was brought to bear against the pandemic. In the future, it will be the year against which all economic crises, financial collapses and recessions will be measured.
Reflecting on these perspectives, we feel fortunate to stand here now, looking back on the twelve months of this reporting period that began with the emergence of the COVID-19 pandemic. After months of fear and tumult, we are making progress against the virus and there are signs that the global economy is beginning to recover; though there is still a long way to go, we now can trace the outlines of a post-COVID-19 world.
In our view, the outlook for U.S. economic growth in 2021 continues to strengthen. Vaccinations are accelerating, economic mobility and activity are broadening and support from government is unflagging. Significant savings built up throughout the pandemic, coupled with massive fiscal stimulus and more coming, have ignited a consumption boom that we believe is in the early innings. Measures of inflation expectations were little changed to lower since April. It would not surprise us to see inflation continue to rise, but we believe that any sizable increases in inflation will be transitory. Global interest rates appear likely to go higher, in our view. In our opinion, the global economy should also experience higher than normal growth, but there is more uncertainty around this, as vaccination progress varies considerably across countries and is rising in pockets. As a result, we believe that the global recovery is likely to be uneven; nevertheless, we believe the overall trajectory is up, which is a positive for stocks.
Of course there are still uncertainties, and we believe that one should not overlook the potential for episodic market stresses connected to the vaccine rollout or other global factors. For this reason, we maintain that staying fully invested and broadly diversified is the most likely way to achieve one’s long-term investment goals. Should your goals change, discuss them thoroughly with your financial advisor before making any changes to your portfolio.
We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
April 15, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Corporate Bond Index	The index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
2

Portfolio Managers’ Report	Voya Investment Grade Credit Fund

Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, and Travis King, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2021, the Fund’s Class SMA shares returned 12.55%, compared to the Bloomberg Barclays U.S. Corporate Bond Index (the “Index” or “Bloomberg Barclays U.S. Corporate”), which returned 8.73% for the same period.
Portfolio Specifics: For the reporting period, the Fund outperformed the Index both before and after deducting fees and operating expenses. Consistent with the Fund’s philosophy, security selection was the key contributor to outperformance for the period, which saw significant spread compression on the heels of the economic recovery post the initial pandemic-driven sell-off. The period also saw a gradual rise in interest rates as a result of optimism around the reopening of the economy and economic growth. The move higher in Treasury yields picked up in the first quarter of 2021, leading to negative total returns during the final quarter of the period. Performance was driven by security selection within all three major sectors, led by industrials, followed by financials and utilities. Within industrials, portfolio holdings in consumer cyclicals, technology and energy were the top contributors to returns. Within financials, banking was the top contributor, supported by below-investment-grade-rated subordinate securities (the portfolio may hold up to 10% in high-yield securities per the prospectus), followed by insurance companies. Finally, selection within electrics also added to results. Sector allocation detracted, driven by the portfolio’s allocation to Treasuries and cash, which underperformed corporate bonds during the period.
Current Strategy & Outlook: We believe that the fundamental picture looks firm entering the first quarter of 2021 earnings season, and are expected to further support the positive macro story. We continue to see an uptick in merger and acquisition (“M&A”) announcements and a gradual move towards shareholder returns, and while leverage remains high, we expect investment-grade-rated issuers to focus on balance sheet repair in 2021. We are positive on market technical factors, as the move higher in rates pulled forward a large number of deals, leaving the expected pipeline for the rest of the year likely lower. We believe increased debt-funded M&A remains a wildcard for supply expectations. Meanwhile, inflows into investment-grade remain solid in our view, as higher yields continue to attract yield-based demand from both domestic and foreign investors. We remain neutral on valuations with spreads at an option-adjusted spread of 91 basis points (0.91%), but opportunities for security selection remain, in our view. We continue to favor BBB-rated securities given the extra spread pick up, increased focus on balance sheet repair and lower M&A risk. Additionally, we believe the steepening in the yield curve has created idiosyncratic opportunities among high quality issuers in the front and intermediary segments of the curve. In terms of sectors, we remain overweight to financials, given their more defensive posture, particularly the money center banks. We also continue to like telecommunications, utilities and technology.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2021
	1 Year	5 Year	10 Year	Since Inception of Class P March 1, 2013
Including Sales Charge:
Class A(1)(2)	8.76%	5.02%	4.70%	—
Class I(2)	11.80%	5.81%	5.23%	—
Class P	12.38%	6.34%	—	5.59%
Class R6(2)	11.72%	5.81%	5.24%	—
Class SMA(3)	12.55%	6.48%	5.91%	—
Class W(2)	11.72%	5.76%	5.20%	—
Excluding Sales Charge:
Class A(2)	11.53%	5.54%	4.97%	—
Class I(2)	11.80%	5.81%	5.23%	—
Class P	12.38%	6.34%	—	5.59%
Class R6(2)	11.72%	5.81%	5.24%	—
Class SMA(3)	12.55%	6.48%	5.91%	—
Class W(2)	11.72%	5.76%	5.20%	—
Bloomberg Barclays U.S. Corporate	8.73%	4.91%	5.04%	4.15%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Investment Grade Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The Fund does not pay most expenses directly. However, you may pay certain “wrap fees,” which are not included above. The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Classes A, I and R6 incepted on August 3, 2016 and Class W incepted on August 1, 2017. The Class A, Class I, Class R6 and Class W shares performance shown for the period prior to their inception date is the performance of Class SMA shares with adjustment for any differences in the expenses between the two classes.

(3)
Effective August 3, 2020, Class SMA has been closed to new shareholders.

4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2021*	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2021*
Class A	$1,000.00	$985.90	0.90%	$4.46	$1,000.00	$1,020.44	0.90%	$4.53
Class I	1,000.00	988.00	0.64	3.17	1,000.00	1,021.74	0.64	3.23
Class P	1,000.00	989.60	0.10	0.50	1,000.00	1,024.43	0.10	0.50
Class R6	1,000.00	987.20	0.63	3.12	1,000.00	1,021.79	0.63	3.18
Class SMA	1,000.00	990.40	0.00	0.00	1,000.00	1,024.93	0.00	0.00
Class W	1,000.00	987.00	0.65	3.22	1,000.00	1,021.69	0.65	3.28

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Investment Grade Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Voya Investment Grade Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2021, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2021, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the three-year period ended March 31, 2019, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 2019.
Boston, Massachusetts
May 26, 2021
6

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2021

ASSETS:
Investments in securities at fair value+*	$199,638,731
Short-term investments at fair value†	2,519,220
Cash	2,893,706
Cash collateral for futures contracts	192,946
Receivables:
Investment securities sold	5,163,635
Fund shares sold	501,070
Interest	1,549,028
Variation margin on futures contracts	9,781
Prepaid expenses	33,203
Reimbursement due from Investment Adviser	2,694
Other assets	5,046
Total assets	212,509,060
LIABILITIES:
Income distribution payable	11,178
Payable for investment securities purchased	6,575,664
Payable for fund shares redeemed	36,336
Payable upon receipt of securities loaned	2,519,220
Payable for investment management fees	9,632
Payable for distribution and shareholder service fees	282
Payable to trustees under the deferred compensation plan (Note 6)	5,046
Payable for trustee fees	4,962
Other accrued expenses and liabilities	44,439
Total liabilities	9,206,759
NET ASSETS	$203,302,301
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$200,003,714
Total distributable earnings	3,298,587
NET ASSETS	$203,302,301
+ Including securities loaned at value	$2,445,841
* Cost of investments in securities	$197,404,591
† Cost of short-term investments	$2,519,220
See Accompanying Notes to Financial Statements
7

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2021 (continued)

Class A
Net assets	$1,329,228
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	120,438
Net asset value and redemption price per share†	$11.04
Maximum offering price per share (2.50%)(1)	$11.32
Class I
Net assets	$20,147,486
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,823,813
Net asset value and redemption price per share	$11.05
Class P
Net assets	$177,411,119
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,083,004
Net asset value and redemption price per share	$11.03
Class R6
Net assets	$79,702
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,219
Net asset value and redemption price per share	$11.04
Class SMA
Net assets	$4,008,118
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	363,514
Net asset value and redemption price per share	$11.03
Class W
Net assets	$326,648
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	29,642
Net asset value and redemption price per share	$11.02

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
8

STATEMENT OF OPERATIONS for the year ended March 31, 2021

INVESTMENT INCOME:
Dividends	$26,194
Interest	5,383,067
Securities lending income, net	3,492
Total investment income	5,412,753
EXPENSES:
Investment management fees	938,406
Distribution and shareholder service fees:
Class A	2,718
Transfer agent fees:
Class A	2,002
Class I	2,340
Class P	228
Class R6	805
Class SMA	2,390
Class W	265
Shareholder reporting expense	4,745
Registration fees	93,341
Professional fees	37,935
Custody and accounting expense	29,880
Trustee fees	5,840
Miscellaneous expense	16,639
Interest expense	610
Total expenses	1,138,144
Waived and reimbursed fees	(912,099)
Net expenses	226,045
Net investment income	5,186,708
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	8,747,500
Futures	288,102
Net realized gain	9,035,602
Net change in unrealized appreciation (depreciation) on:
Investments	4,415,137
Futures	515,354
Net change in unrealized appreciation (depreciation)	4,930,491
Net realized and unrealized gain	13,966,093
Increase in net assets resulting from operations	$19,152,801
See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2021	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$5,186,708	$5,366,614
Net realized gain	9,035,602	8,560,614
Net change in unrealized appreciation (depreciation)	4,930,491	(5,533,766)
Increase in net assets resulting from operations	19,152,801	8,393,462
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(88,148)	(15,714)
Class I	(462,991)	(97,540)
Class P	(13,677,073)	(9,683,049)
Class R6	(7,737)	(4,435)
Class SMA	(313,909)	(217,101)
Class W	(12,256)	(190)
Total distributions	(14,562,114)	(10,018,029)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,444,653	1,648,237
Reinvestment of distributions	14,247,099	9,800,738
	46,691,752	11,448,975
Cost of shares redeemed	(6,982,146)	(1,693,523)
Net increase in net assets resulting from capital share transactions	39,709,606	9,755,452
Net increase in net assets	44,300,293	8,130,885
NET ASSETS:
Beginning of year or period	159,002,008	150,871,123
End of year or period	$203,302,301	$159,002,008
See Accompanying Notes to Financial Statements
10

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
03-31-21	10.60	0.22•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
03-31-21	10.61	0.24•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
03-31-21	10.59	0.32•	1.01	1.33	0.33	0.56	—	0.89	—	11.03	12.38	0.60	0.10	0.10	2.79	177,411	349
03-31-20	10.67	0.37•	0.25	0.62	0.38	0.32	—	0.70	—	10.59	5.60	0.63	0.13	0.13	3.35	153,075	553
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5.17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
Class R6
03-31-21	10.61	0.27•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
03-31-21	10.59	0.34•	1.01	1.35	0.35	0.56	—	0.91	—	11.03	12.55	0.66	0.00*	0.00*	2.90	4,008	349
03-31-20	10.68	0.39•	0.24	0.63	0.40	0.32	—	0.72	—	10.59	5.66	0.68	0.00*	0.00*	3.47	3,821	553
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5.39	0.73	0.00*	0.00*	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00*	0.00*	3.84	3,471	425
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00	0.00	3.77	2,826	321
Class W
03-31-21	10.59	0.25•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
11

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Effective August 3, 2020, Class SMA has been closed to new shareholders.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2021, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2021, the Fund had an average notional value of $22,850,328 and $17,133,439 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at March 31, 2021.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2021, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$366,558,265	$340,569,417
U.S. government securities not included above were as follows:
Purchases	Sales
$306,898,024	$303,770,506
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.
This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2021, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:	$486
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2021, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	84.77%

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2021, the Fund did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. Participants in a wrap program, pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of March 31, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
March 31,
2022	2023	2024	Total
$39,422	$22,968	$26,554	$88,944
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of March 31, 2021, are as follows:
	March 31,
	2022	2023	2024	Total
Class A	$381	$429	$1,427	$2,237
Class I	649	—	—	649
Class R6	39	533	774	1,346
Class W	7	7	187	201
The Expense Limitation Agreement is contractual through August 1, 2021 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.

18

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the year ended March 31, 2021, as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
13	$1,443,615	1.17%

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
3/31/2021	111,330	—	7,575	(38,133)	80,772	1,316,161	—	87,813	(442,014)	961,960
3/31/2020	39,189	—	1,393	(21,790)	18,792	443,543	—	15,523	(242,465)	216,601
Class I
3/31/2021	1,955,026	—	40,106	(321,762)	1,673,370	22,437,942	—	462,960	(3,684,302)	19,216,600
3/31/2020	5,421	—	8,758	(81,555)	(67,376)	61,300	—	97,540	(885,181)	(726,341)
Class P
3/31/2021	600,336	—	1,179,864	(148,612)	1,631,588	7,150,000	—	13,677,073	(1,650,087)	19,176,986
3/31/2020	—	—	869,107	—	869,107	—	—	9,683,049	—	9,683,049
Class R6
3/31/2021	6,670	—	653	(8,269)	(946)	76,878	—	7,581	(95,758)	(11,299)
3/31/2020	7,482	—	396	(15)	7,863	80,526	—	4,435	(168)	84,793
Class SMA
3/31/2021	76,906	—	—	(74,108)	2,798	881,434	—	—	(855,281)	26,153
3/31/2020	96,561	—	—*	(51,458)	45,103	1,062,868	—	—*	(565,709)	497,159
Class W
3/31/2021	49,899	—	1,010	(21,576)	29,333	582,238	—	11,672	(254,704)	339,206
3/31/2020	—	—	17	—	17	—	—	191	—	191

*
Share amount is less than 0.500 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2021		Year Ended March 31, 2020
Ordinary Income	Long-term Capital Gain	Ordinary Income
$12,102,102	$2,460,012	$10,018,029

19

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of March 31, 2021 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Other	Total Distributable Earnings/(Loss)
$201,258	$1,144,888	$1,966,346	$—	$(13,905)	$3,298,587
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2021:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$245,642	$(245,642)	$—
Cowen Execution Services LLC	349,845	(349,845)	—
Daiwa Capital Markets America Inc.	304,838	(304,838)	—
Deutsche Bank Securities Inc.	369,456	(369,456)	—
Janney Montgomery Scott LLC	165,698	(165,698)	—
Morgan Stanley & Co. LLC	109,441	(109,441)	—
SunTrust Robinson Humphrey, Inc	199,053	(199,053)	—
TD Securities (USA) Inc.	701,868	(701,868)	—
Total	$2,445,841	$(2,445,841)	$—

(1)
Cash collateral with a fair value of $2,519,220 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

20

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

21

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to March 31, 2021, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0217	May 3, 2021	Daily
Class I	$0.0240	May 3, 2021	Daily
Class P	$0.0286	May 3, 2021	Daily
Class R6	$0.0242	May 3, 2021	Daily
Class SMA	$0.0299	May 3, 2021	Daily
Class W	$0.0239	May 3, 2021	Daily
Line of Credit renewal: Effective May 14, 2021, the funds to which the Credit Agreement is available have entered into a 30-day extension of the Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The 30-day extended Credit Agreement will expire on June 14, 2021.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

22

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.9%
	Basic Materials: 2.7%
200,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$197,302	0.1
200,000 (1)	Anglo American Capital PLC, 2.875%, 03/17/2031	198,262	0.1
225,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	269,131	0.1
84,000	Dow Chemical Co., 4.375%, 11/15/2042	95,535	0.0
214,000	Dow Chemical Co/The, 2.100%, 11/15/2030	206,542	0.1
236,000	Dow Chemical Co/The, 5.550%, 11/30/2048	310,997	0.2
260,000	FMC Corp., 3.450%, 10/01/2029	274,692	0.1
558,000 (1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	555,716	0.3
433,000 (1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	419,584	0.2
361,000 (1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	367,340	0.2
447,000	Mosaic Co/The, 5.450%, 11/15/2033	537,820	0.3
65,000	Mosaic Co/The, 5.625%, 11/15/2043	81,105	0.0
174,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	182,420	0.1
139,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	151,131	0.1
276,000	Nutrien Ltd., 2.950%, 05/13/2030	286,169	0.1
453,000	Nutrien Ltd., 3.500%, 06/01/2023	477,603	0.2
212,000	Nutrien Ltd., 3.950%, 05/13/2050	229,699	0.1
285,000	PPG Industries, Inc., 1.200%, 03/15/2026	279,516	0.1
319,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	312,807	0.2
165,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	154,542	0.1
		5,587,913	2.7
	Communications: 10.8%
990,000	AT&T, Inc., 1.700%, 03/25/2026	990,122	0.5
678,000	AT&T, Inc., 3.100%, 02/01/2043	634,089	0.3
249,000	AT&T, Inc., 3.500%, 06/01/2041	246,152	0.1
790,000 (1)	AT&T, Inc., 3.500%, 09/15/2053	731,436	0.4
189,000 (1)	AT&T, Inc., 3.550%, 09/15/2055	173,286	0.1
600,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	549,525	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
191,000	Booking Holdings, Inc., 4.500%, 04/13/2027	$221,913	0.1
243,000	Booking Holdings, Inc., 4.625%, 04/13/2030	283,372	0.1
811,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	822,151	0.4
719,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	721,495	0.4
212,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	194,730	0.1
102,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	109,678	0.1
160,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	180,291	0.1
39,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	50,882	0.0
105,000	Comcast Corp., 3.200%, 07/15/2036	109,759	0.1
467,000	Comcast Corp., 3.250%, 11/01/2039	481,736	0.2
149,000	Comcast Corp., 3.750%, 04/01/2040	163,705	0.1
146,000	Comcast Corp., 3.900%, 03/01/2038	164,191	0.1
190,000	Comcast Corp., 4.000%, 08/15/2047	213,152	0.1
262,000	Comcast Corp., 4.250%, 01/15/2033	302,939	0.1
282,000	Comcast Corp., 4.600%, 10/15/2038	340,818	0.2
320,000	Comcast Corp., 5.650%, 06/15/2035	422,026	0.2
225,000	Comcast Corp., 6.500%, 11/15/2035	318,827	0.2
376,000	Corning, Inc., 5.450%, 11/15/2079	468,588	0.2
408,000	Discovery Communications LLC, 2.950%, 03/20/2023	426,501	0.2
238,000	Discovery Communications LLC, 4.875%, 04/01/2043	274,852	0.1
110,000	Discovery Communications LLC, 5.300%, 05/15/2049	131,824	0.1

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
386,000	Orange SA, 9.000%, 03/01/2031	$597,300	0.3
140,000	Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	202,883	0.1
202,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	203,705	0.1
106,000 (1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	103,980	0.1
243,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	248,024	0.1
202,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	196,403	0.1
507,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	490,649	0.2
243,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	245,278	0.1
243,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	245,126	0.1
412,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	450,794	0.2
123,000 (1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	133,653	0.1
78,000 (1)	T-Mobile USA, Inc., 4.500%, 04/15/2050	87,683	0.0
300,000	TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	307,680	0.2
223,000	Verizon Communications, Inc., 0.850%, 11/20/2025	218,381	0.1
8,000	Verizon Communications, Inc., 1.450%, 03/20/2026	8,004	0.0
420,000 (1)	Verizon Communications, Inc., 1.680%, 10/30/2030	390,331	0.2
127,000	Verizon Communications, Inc., 2.650%, 11/20/2040	116,233	0.1
1,689,000 (1)	Verizon Communications, Inc., 2.987%, 10/30/2056	1,494,063	0.7
1,081,000	Verizon Communications, Inc., 3.700%, 03/22/2061	1,070,366	0.5
406,000	Verizon Communications, Inc., 4.329%, 09/21/2028	465,117	0.2
1,416,000	Verizon Communications, Inc., 4.500%, 08/10/2033	1,646,309	0.8
70,000	Verizon Communications, Inc., 4.522%, 09/15/2048	81,394	0.0
444,000	Verizon Communications, Inc., 4.812%, 03/15/2039	532,034	0.3
48,000	Verizon Communications, Inc., 4.862%, 08/21/2046	57,717	0.0
431,000	ViacomCBS, Inc., 5.500%, 05/15/2033	522,471	0.3
309,000	Vodafone Group PLC, 4.375%, 02/19/2043	344,612	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
365,000	Vodafone Group PLC, 5.125%, 06/19/2059	$444,782	0.2
93,000	Walt Disney Co/The, 2.000%, 09/01/2029	91,919	0.0
221,000	Walt Disney Co/The, 4.750%, 11/15/2046	277,262	0.1
52,000	Walt Disney Co/The, 4.625%, 03/23/2040	63,446	0.0
135,000	Walt Disney Co/The, 1.750%, 01/13/2026	138,175	0.1
286,000	Walt Disney Co/The, 6.550%, 03/15/2033	396,367	0.2
144,000	Walt Disney Co/The, 7.750%, 01/20/2024	170,814	0.1
165,000	Walt Disney Co/The, 8.500%, 02/23/2025	208,804	0.1
		21,979,799	10.8
	Consumer Discretionary: 0.1%
105,000	McDonald’s Corp., 5.700%, 02/01/2039	137,711	0.1

	Consumer, Cyclical: 4.9%
396,813 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	435,518	0.2
343,735	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	347,556	0.2
214,710	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	214,498	0.1
46,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	47,929	0.0
46,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	48,985	0.0
133,000 (1)	BMW US Capital LLC, 0.800%, 04/01/2024	133,131	0.1
363,000 (1)	BMW US Capital LLC, 2.550%, 04/01/2031	364,455	0.2
28,389	Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	29,695	0.0
252,326	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	261,017	0.1
13,142	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	13,739	0.0

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
508,576	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	$520,465	0.3
239,660	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	243,370	0.1
142,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	151,660	0.1
213,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	231,802	0.1
80,000	General Motors Co., 5.950%, 04/01/2049	101,743	0.0
761,000	General Motors Co., 6.125%, 10/01/2025	895,747	0.4
136,000	General Motors Co., 6.750%, 04/01/2046	183,829	0.1
296,000	General Motors Financial Co., Inc., 5.200%, 03/20/2023	321,130	0.2
173,000	General Motors Financial Co., Inc., 2.700%, 08/20/2027	176,498	0.1
442,000	Home Depot, Inc./The, 3.300%, 04/15/2040	465,688	0.2
70,000	McDonald’s Corp., 4.700%, 12/09/2035	82,945	0.0
99,000	McDonald’s Corp., 4.200%, 04/01/2050	112,732	0.1
84,000	McDonald’s Corp., 4.450%, 09/01/2048	98,118	0.0
225,000	NIKE, Inc., 3.250%, 03/27/2040	236,733	0.1
675,000 (1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	741,164	0.4
403,000	O’Reilly Automotive, Inc., 1.750%, 03/15/2031	373,176	0.2
203,000	Toyota Motor Corp., 1.339%, 03/25/2026	202,626	0.1
76,601	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	79,729	0.0
120,829	United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	125,652	0.1
470,438	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	482,330	0.2
116,257	United Airlines 2019-2 Class AA Pass Through Trust, 2.700%, 11/01/2033	113,355	0.1
193,213	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	214,637	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
153,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	$158,738	0.1
507,096	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	526,826	0.3
199,144	US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	199,315	0.1
434,148	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	410,472	0.2
321,061	US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	316,115	0.2
241,000	WW Grainger, Inc., 3.750%, 05/15/2046	252,711	0.1
		9,915,829	4.9
	Consumer, Non-cyclical: 14.1%
467,000	AbbVie, Inc., 2.300%, 11/21/2022	480,657	0.2
541,000	AbbVie, Inc., 2.600%, 11/21/2024	571,478	0.3
90,000	AbbVie, Inc., 2.950%, 11/21/2026	95,894	0.0
437,000	AbbVie, Inc., 3.200%, 05/14/2026	472,418	0.2
704,000	AbbVie, Inc., 3.200%, 11/21/2029	749,447	0.4
253,000	AbbVie, Inc., 3.450%, 03/15/2022	258,870	0.1
470,000	AbbVie, Inc., 4.050%, 11/21/2039	526,906	0.3
157,000	AbbVie, Inc., 4.250%, 11/21/2049	177,955	0.1
23,000	AbbVie, Inc., 4.450%, 05/14/2046	26,562	0.0
218,000	AbbVie, Inc., 4.500%, 05/14/2035	256,240	0.1
331,000	AbbVie, Inc., 4.625%, 10/01/2042	389,808	0.2
241,000	AbbVie, Inc., 5.000%, 12/15/2021	245,833	0.1
294,000	Altria Group, Inc., 3.400%, 05/06/2030	308,063	0.2
58,000	Altria Group, Inc., 4.800%, 02/14/2029	66,686	0.0
605,000	AmerisourceBergen Corp., 0.737%, 03/15/2023	605,604	0.3
143,000	Amgen, Inc., 2.200%, 02/21/2027	146,774	0.1
103,000	Amgen, Inc., 2.300%, 02/25/2031	101,637	0.0

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
174,000	Amgen, Inc., 2.450%, 02/21/2030	$175,477	0.1
333,000	Amgen, Inc., 3.150%, 02/21/2040	330,882	0.2
883,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,057,171	0.5
296,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	336,851	0.2
282,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	317,250	0.2
209,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	244,384	0.1
131,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	169,440	0.1
230,000	Anthem, Inc., 2.875%, 09/15/2029	239,364	0.1
82,000	Anthem, Inc., 4.550%, 03/01/2048	96,936	0.0
145,000	Anthem, Inc., 4.625%, 05/15/2042	171,688	0.1
132,000	Anthem, Inc., 5.100%, 01/15/2044	164,431	0.1
821,000	AstraZeneca PLC, 0.700%, 04/08/2026	791,116	0.4
60,000	AstraZeneca PLC, 2.375%, 06/12/2022	61,330	0.0
460,000	AstraZeneca PLC, 3.375%, 11/16/2025	501,056	0.2
302,000	Boston Scientific Corp., 4.700%, 03/01/2049	365,627	0.2
187,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	180,971	0.1
187,000	Bristol-Myers Squibb Co., 1.450%, 11/13/2030	174,941	0.1
187,000	Bristol-Myers Squibb Co., 2.550%, 11/13/2050	166,523	0.1
381,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	414,722	0.2
42,000	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	46,731	0.0
123,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	145,130	0.1
252,000	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	307,756	0.2
30,000	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	38,632	0.0
293,000	Cigna Corp., 3.200%, 03/15/2040	293,822	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
541,000	Cigna Corp., 4.800%, 08/15/2038	$647,771	0.3
198,000	Cigna Corp., 4.900%, 12/15/2048	243,112	0.1
357,000	Coca-Cola Co/The, 1.000%, 03/15/2028	339,339	0.2
330,000	Coca-Cola Co/The, 2.000%, 03/05/2031	322,978	0.2
244,000	CVS Health Corp., 2.700%, 08/21/2040	225,203	0.1
699,000	CVS Health Corp., 4.780%, 03/25/2038	826,415	0.4
298,000	CVS Health Corp., 5.050%, 03/25/2048	366,414	0.2
223,000	CVS Health Corp., 1.300%, 08/21/2027	214,419	0.1
148,000	Element Fleet Management Corp., 1.600%, 04/06/2024	147,827	0.1
639,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	639,804	0.3
124,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	134,783	0.1
672,000	HCA, Inc., 4.125%, 06/15/2029	745,464	0.4
360,000	HCA, Inc., 5.250%, 06/15/2049	441,568	0.2
366,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 2.200%, 06/01/2030	360,751	0.2
218,000	Hershey Co/The, 3.125%, 11/15/2049	216,294	0.1
290,000	Humana, Inc., 4.625%, 12/01/2042	337,785	0.2
329,000	Illumina, Inc., 2.550%, 03/23/2031	326,457	0.2
660,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	682,055	0.3
170,000	Johnson & Johnson, 1.300%, 09/01/2030	160,029	0.1
181,000	Johnson & Johnson, 0.950%, 09/01/2027	176,076	0.1
181,000	Johnson & Johnson, 2.100%, 09/01/2040	163,919	0.1
14,000	Johnson & Johnson, 2.450%, 09/01/2060	12,450	0.0
217,000	Johnson & Johnson, 3.625%, 03/03/2037	245,548	0.1
85,000	Johnson & Johnson, 3.700%, 03/01/2046	95,143	0.0
286,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	306,939	0.1
306,000	Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	317,093	0.2

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
56,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	$63,715	0.0
394,000 (1)	Mars, Inc., 2.375%, 07/16/2040	362,158	0.2
311,000	McKesson Corp., 0.900%, 12/03/2025	304,743	0.1
278,000	Mondelez International, Inc., 0.625%, 07/01/2022	278,891	0.1
165,000	Mylan, Inc., 4.550%, 04/15/2028	186,499	0.1
465,000	Mylan, Inc., 5.200%, 04/15/2048	536,436	0.3
26,000	Mylan, Inc., 5.400%, 11/29/2043	30,618	0.0
359,000 (1)(2)	Nestle Holdings, Inc., 0.625%, 01/15/2026	349,319	0.2
209,000 (1)	Nestle Holdings, Inc., 1.000%, 09/15/2027	200,439	0.1
526,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	548,608	0.3
114,000	PepsiCo, Inc., 3.375%, 07/29/2049	118,080	0.1
212,000	PepsiCo, Inc., 3.500%, 03/19/2040	228,552	0.1
281,000 (2)	Pfizer, Inc., 2.750%, 06/03/2026	302,351	0.1
101,000	Pfizer, Inc., 3.900%, 03/15/2039	114,983	0.1
165,000	Pfizer, Inc., 4.000%, 12/15/2036	190,060	0.1
101,000	Pfizer, Inc., 2.700%, 05/28/2050	94,755	0.0
179,000 (1)	Royalty Pharma PLC, 0.750%, 09/02/2023	178,929	0.1
286,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	280,384	0.1
291,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	282,842	0.1
251,000 (1)	Royalty Pharma PLC, 3.300%, 09/02/2040	242,649	0.1
206,000	S&P Global, Inc., 1.250%, 08/15/2030	188,770	0.1
159,000	STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	157,945	0.1
249,000	STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	251,277	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	193,852	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	192,604	0.1
250,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	296,240	0.1
153,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	157,027	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
142,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	$153,061	0.1
152,000	UnitedHealth Group, Inc., 3.700%, 08/15/2049	165,458	0.1
39,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	47,943	0.0
98,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	94,119	0.0
127,000 (1)	Viatris, Inc., 3.850%, 06/22/2040	130,227	0.1
240,000 (1)	Viatris, Inc., 4.000%, 06/22/2050	245,201	0.1
455,000	Wyeth LLC, 6.450%, 02/01/2024	528,293	0.3
		28,665,727	14.1
	Energy: 8.3%
184,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	174,024	0.1
129,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	115,274	0.1
70,000	BP Capital Markets America, Inc., 3.119%, 05/04/2026	75,368	0.0
68,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	62,445	0.0
445,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	413,313	0.2
277,000	BP Capital Markets America, Inc., 3.410%, 02/11/2026	301,556	0.2
283,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	314,983	0.2
299,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	302,353	0.2
416,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	439,217	0.2
65,000	Chevron USA, Inc., 3.250%, 10/15/2029	70,134	0.0
336,000	Chevron USA, Inc., 4.200%, 10/15/2049	383,616	0.2
276,000	Cimarex Energy Co., 3.900%, 05/15/2027	300,700	0.1
152,000	Cimarex Energy Co., 4.375%, 03/15/2029	168,395	0.1
440,000 (1)	ConocoPhillips, 2.400%, 02/15/2031	434,719	0.2
422,000	Diamondback Energy, Inc., 2.875%, 12/01/2024	445,394	0.2
225,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	224,819	0.1
152,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	160,399	0.1
385,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	399,862	0.2
180,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	184,710	0.1

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
45,000	Diamondback Energy, Inc., 4.750%, 05/31/2025	$50,334	0.0
400,000	Energy Transfer Operating L.P., 5.300%, 04/15/2047	423,660	0.2
290,000 (3)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	283,272	0.1
302,000	Enterprise Products Operating LLC, 2.800%, 01/31/2030	312,162	0.2
275,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	276,324	0.1
249,000	Exxon Mobil Corp., 2.275%, 08/16/2026	259,862	0.1
165,000	Exxon Mobil Corp., 2.610%, 10/15/2030	168,350	0.1
190,000	Exxon Mobil Corp., 2.995%, 08/16/2039	185,333	0.1
448,000	Exxon Mobil Corp., 4.227%, 03/19/2040	504,663	0.3
80,000	Exxon Mobil Corp., 2.019%, 08/16/2024	83,341	0.0
73,000	Exxon Mobil Corp., 2.440%, 08/16/2029	74,175	0.0
301,000	Hess Corp., 5.600%, 02/15/2041	347,886	0.2
530,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	534,634	0.3
233,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	247,424	0.1
200,000	MPLX L.P., 1.750%, 03/01/2026	200,444	0.1
231,000	MPLX L.P., 2.650%, 08/15/2030	226,649	0.1
236,000	MPLX L.P., 4.000%, 02/15/2025	257,828	0.1
81,000	MPLX L.P., 4.700%, 04/15/2048	87,907	0.0
611,000	MPLX L.P., 5.200%, 03/01/2047	700,443	0.3
88,000	MPLX L.P., 5.200%, 12/01/2047	100,014	0.1
162,000	MPLX L.P., 5.500%, 02/15/2049	190,609	0.1
186,000	Phillips 66, 0.900%, 02/15/2024	186,077	0.1
380,000	Phillips 66, 2.150%, 12/15/2030	359,957	0.2
519,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	482,073	0.2
382,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	381,301	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
431,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	$458,881	0.2
139,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	128,305	0.1
35,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	38,432	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	274,090	0.1
28,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	28,490	0.0
500,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	548,851	0.3
148,000	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	166,384	0.1
135,000	Shell International Finance BV, 4.125%, 05/11/2035	153,744	0.1
356,000	Shell International Finance BV, 4.000%, 05/10/2046	397,693	0.2
201,000	Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	217,350	0.1
130,000	Total Capital International SA, 2.434%, 01/10/2025	136,422	0.1
319,000	Total Capital International SA, 2.829%, 01/10/2030	332,027	0.2
178,000	Total Capital International SA, 2.986%, 06/29/2041	171,071	0.1
76,000	Total Capital International SA, 3.127%, 05/29/2050	71,749	0.0
103,000	Total Capital International SA, 3.386%, 06/29/2060	98,510	0.1
139,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	146,279	0.1
269,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	296,617	0.1
266,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	305,709	0.2
461,000	Williams Partners L.P., 3.600%, 03/15/2022	472,230	0.2
461,000	Williams Partners L.P., 3.750%, 06/15/2027	502,929	0.2
		16,841,766	8.3
	Financial: 29.0%
600,000 (3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	635,087	0.3

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
598,000	Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	$544,555	0.3
80,000	Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	72,973	0.0
89,000	American Express Co., 3.125%, 05/20/2026	95,835	0.0
260,000	American Express Co., 3.000%, 10/30/2024	279,096	0.1
63,000	American Express Co., 3.700%, 08/03/2023	67,460	0.0
300,000	American International Group, Inc., 3.900%, 04/01/2026	331,501	0.2
285,000	American International Group, Inc., 4.500%, 07/16/2044	323,397	0.2
346,000	American International Group, Inc., 6.250%, 05/01/2036	465,504	0.2
212,000	American Tower Corp., 3.000%, 06/15/2023	223,154	0.1
35,000	American Tower Corp., 4.400%, 02/15/2026	39,481	0.0
393,000 (1)	Athene Global Funding, 2.550%, 11/19/2030	379,697	0.2
429,000 (1)(3)	Australia & New Zealand Banking Group Ltd./United Kingdom, 6.750%, 12/29/2049	500,808	0.2
368,000	AvalonBay Communities, Inc., 3.200%, 01/15/2028	390,714	0.2
285,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	297,649	0.1
190,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	202,159	0.1
258,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	246,893	0.1
176,000 (1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	165,550	0.1
169,000 (1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	168,560	0.1
198,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	197,620	0.1
545,000 (3)	Bank of America Corp., 1.319%, 06/19/2026	543,670	0.3
1,774,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	1,667,793	0.8
703,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	720,447	0.4
55,000 (3)	Bank of America Corp., 2.496%, 02/13/2031	54,558	0.0
139,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	138,877	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
62,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	$58,172	0.0
305,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	320,401	0.2
922,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	990,713	0.5
283,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	313,831	0.2
179,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	199,094	0.1
351,000	Bank of America Corp., 4.250%, 10/22/2026	393,901	0.2
451,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	507,384	0.2
314,000	Bank of America Corp., 6.110%, 01/29/2037	416,708	0.2
680,000 (3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	724,628	0.4
537,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	623,255	0.3
237,000	Brookfield Finance, Inc., 4.700%, 09/20/2047	270,691	0.1
187,000	Canadian Imperial Bank of Commerce, 0.810%, (SOFRRATE + 0.800)%, 03/17/2023	188,649	0.1
38,000	Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	38,349	0.0
389,000	CBRE Services, Inc., 2.500%, 04/01/2031	377,840	0.2
231,000 (3)	Citigroup, Inc., 1.678%, 05/15/2024	235,828	0.1
177,000 (3)	Citigroup, Inc., 3.106%, 04/08/2026	189,084	0.1
243,000	Citigroup, Inc., 4.450%, 09/29/2027	274,481	0.1
431,000 (3)	Citigroup, Inc., 0.776%, 10/30/2024	430,816	0.2
151,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	172,518	0.1
239,000 (1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	232,372	0.1
817,000 (1)(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	801,401	0.4
250,000 (1)(3)	Cooperatieve Rabobank UA, 1.106%, 02/24/2027	244,418	0.1
500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	554,058	0.3
288,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	317,844	0.2
475,000 (1)(3)	Credit Suisse Group AG, 6.375%, 12/31/2199	506,272	0.2

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
267,000 (1)(2)(3)	Credit Suisse Group AG, 4.500%, 12/31/2199	$250,980	0.1
766,000 (1)(3)	Credit Suisse Group AG, 5.250%, 12/31/2199	775,575	0.4
258,000	Crown Castle International Corp., 1.350%, 07/15/2025	257,727	0.1
364,000	Crown Castle International Corp., 2.900%, 04/01/2041	335,376	0.2
404,000	Crown Castle International Corp., 3.650%, 09/01/2027	440,863	0.2
219,000	Crown Castle International Corp., 3.700%, 06/15/2026	239,735	0.1
200,000 (1)	Danske Bank A/S, 1.226%, 06/22/2024	201,983	0.1
310,000 (1)(3)	Danske Bank A/S, 3.244%, 12/20/2025	330,420	0.2
235,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	257,919	0.1
165,000	Duke Realty Corp., 3.875%, 10/15/2022	171,064	0.1
203,000 (2)	Equinix, Inc., 1.000%, 09/15/2025	199,506	0.1
124,000	Equinix, Inc., 1.550%, 03/15/2028	118,645	0.1
592,000	Equinix, Inc., 2.900%, 11/18/2026	624,994	0.3
241,000	ERP Operating L.P., 3.000%, 07/01/2029	251,157	0.1
268,000	ERP Operating L.P., 3.250%, 08/01/2027	290,058	0.1
171,000	ERP Operating L.P., 4.000%, 08/01/2047	188,028	0.1
102,000	Essex Portfolio L.P., 4.000%, 03/01/2029	113,030	0.1
500,000	First Horizon Bank, 5.750%, 05/01/2030	602,397	0.3
185,000 (1)	GE Capital Funding LLC, 4.050%, 05/15/2027	206,304	0.1
299,000 (1)	GE Capital Funding LLC, 4.400%, 05/15/2030	338,765	0.2
332,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	380,480	0.2
268,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	359,702	0.2
328,000 (3)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	337,755	0.2
80,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	108,919	0.1
245,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	346,913	0.2
189,000	Goldman Sachs Group, Inc./The, 1.969%, (US0003M + 1.750)%, 10/28/2027	197,906	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
169,000	Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	$183,164	0.1
35,000	Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	49,607	0.0
655,000 (1)	Guardian Life Global Funding, 1.250%, 11/19/2027	633,323	0.3
250,000 (1)(2)	Hartford Financial Services Group, Inc./The, 2.319%, (US0003M + 2.125)%, 02/12/2067	240,619	0.1
494,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	646,042	0.3
262,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	258,029	0.1
231,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	231,277	0.1
1,655,000 (3)	HSBC Holdings PLC, 2.013%, 09/22/2028	1,627,767	0.8
341,000 (3)	HSBC Holdings PLC, 4.700%, 12/31/2199	336,737	0.2
265,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	244,144	0.1
300,000	Intercontinental Exchange, Inc., 3.450%, 09/21/2023	320,173	0.2
235,000	Intercontinental Exchange, Inc., 4.000%, 10/15/2023	254,476	0.1
132,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	147,093	0.1
161,000 (3)	JPMorgan Chase & Co., 0.563%, 02/16/2025	159,871	0.1
714,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	696,716	0.3
222,000 (3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	226,679	0.1
316,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	299,758	0.1
465,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	470,385	0.2
1,336,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,391,398	0.7
64,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	58,754	0.0
43,000 (3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	44,048	0.0
325,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	323,855	0.2
367,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	360,106	0.2
135,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	149,131	0.1
218,000 (3)	JPMorgan Chase & Co., 4.005%, 04/23/2029	243,335	0.1

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
791,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	$906,658	0.4
333,000	Kite Realty Group L.P., 4.000%, 10/01/2026	349,240	0.2
573,000 (1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	517,515	0.3
935,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	968,855	0.5
106,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	115,445	0.1
512,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	507,357	0.2
453,000 (1)	LSEGA Financing PLC, 2.500%, 04/06/2031	447,517	0.2
200,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	198,802	0.1
539,000	Main Street Capital Corp., 3.000%, 07/14/2026	536,408	0.3
326,000	Main Street Capital Corp., 5.200%, 05/01/2024	351,178	0.2
286,000 (3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	294,413	0.1
228,000 (3)	Morgan Stanley, 0.560%, 11/10/2023	228,128	0.1
427,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	416,981	0.2
500,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	516,917	0.3
371,000 (3)	Morgan Stanley, 2.720%, 07/22/2025	391,561	0.2
1,027,000 (3)	Morgan Stanley, 3.622%, 04/01/2031	1,116,351	0.5
93,000	Morgan Stanley, 3.625%, 01/20/2027	102,125	0.0
52,000	Nasdaq, Inc., 2.500%, 12/21/2040	45,764	0.0
230,000 (3)	Natwest Group PLC, 3.032%, 11/28/2035	219,726	0.1
575,000 (3)	Natwest Group PLC, 4.269%, 03/22/2025	627,514	0.3
211,000 (1)	New York Life Global Funding, 0.950%, 06/24/2025	209,280	0.1
190,000 (1)	New York Life Global Funding, 1.100%, 05/05/2023	192,790	0.1
364,000 (1)	New York Life Insurance Co., 3.750%, 05/15/2050	386,226	0.2
320,000 (1)(3)	Nippon Life Insurance Co., 2.750%, 01/21/2051	304,000	0.1
273,000 (1)	Northwestern Mutual Global Funding, 0.800%, 01/14/2026	267,022	0.1
180,000	NTC Capital II, 0.831%, (US0003M + 0.590)%, 04/15/2027	173,815	0.1
198,000	Owl Rock Capital Corp., 3.400%, 07/15/2026	200,740	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
324,000	Owl Rock Capital Corp., 3.750%, 07/22/2025	$336,263	0.2
403,000 (1)	Owl Rock Technology Finance Corp., 3.750%, 06/17/2026	412,416	0.2
392,000	Regency Centers L.P., 3.700%, 06/15/2030	419,913	0.2
520,000	Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/2024	549,813	0.3
763,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	821,739	0.4
257,000 (1)(3)	Standard Chartered PLC, 1.214%, 03/23/2025	257,896	0.1
507,000 (1)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	495,459	0.2
261,000 (1)(3)	Standard Chartered PLC, 3.265%, 02/18/2036	253,812	0.1
200,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 1.550%, 03/25/2026	200,508	0.1
200,000 (1)	Swedbank AB, 1.300%, 06/02/2023	203,304	0.1
206,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	200,808	0.1
415,000 (2)	Toronto-Dominion Bank/The, 0.750%, 09/11/2025	406,818	0.2
422,000 (2)	Toronto-Dominion Bank/The, 0.750%, 01/06/2026	412,484	0.2
573,000	Truist Bank, 0.834%, (US0003M + 0.650)%, 03/15/2028	555,707	0.3
325,000	Truist Bank, 0.870%, (US0003M + 0.670)%, 05/15/2027	315,573	0.2
417,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	412,225	0.2
685,000	UBS AG, 5.125%, 05/15/2024	755,730	0.4
353,000 (1)(3)	UBS Group AG, 2.095%, 02/11/2032	334,202	0.2
608,000 (1)(2)(3)	UBS Group AG, 4.375%, 12/31/2199	601,312	0.3
382,000 (1)(3)	UniCredit SpA, 2.569%, 09/22/2026	383,848	0.2
461,000 (1)(3)	UniCredit SpA, 5.459%, 06/30/2035	489,337	0.2
130,000	Visa, Inc., 0.750%, 08/15/2027	124,961	0.1
219,000	Visa, Inc., 2.000%, 08/15/2050	177,563	0.1
351,000	Visa, Inc., 3.150%, 12/14/2025	383,075	0.2

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
238,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	$245,659	0.1
127,000 (3)	Wells Fargo & Co., 2.393%, 06/02/2028	130,236	0.1
223,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	233,050	0.1
148,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	145,441	0.1
712,000 (3)	Wells Fargo & Co., 3.196%, 06/17/2027	763,686	0.4
206,000	Wells Fargo & Co., 3.000%, 10/23/2026	219,979	0.1
212,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	272,337	0.1
432,000 (3)	Westpac Banking Corp., 2.668%, 11/15/2035	410,465	0.2
329,000	XLIT Ltd., 4.450%, 03/31/2025	367,135	0.2
312,000	XLIT Ltd., 5.500%, 03/31/2045	398,524	0.2
		58,942,040	29.0
	Industrial: 6.9%
308,000	Boeing Co/The, 3.250%, 02/01/2028	318,869	0.2
314,000	Boeing Co/The, 4.875%, 05/01/2025	349,879	0.2
376,000	Boeing Co/The, 5.705%, 05/01/2040	460,961	0.2
148,000	Boeing Co/The, 5.805%, 05/01/2050	186,758	0.1
58,000	Boeing Co/The, 5.930%, 05/01/2060	74,617	0.0
660,000	Boeing Co/The, 4.508%, 05/01/2023	706,657	0.3
113,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	132,026	0.1
99,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	116,055	0.1
157,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	197,850	0.1
179,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	230,850	0.1
519,000	Carrier Global Corp., 2.722%, 02/15/2030	524,320	0.3
244,000	Carrier Global Corp., 3.377%, 04/05/2040	244,029	0.1
392,000	CSX Corp., 4.650%, 03/01/2068	476,479	0.2
510,000	FedEx Corp., 3.875%, 08/01/2042	540,825	0.3
100,000	FedEx Corp., 3.900%, 02/01/2035	109,262	0.1
360,000	FedEx Corp., 4.100%, 04/15/2043	388,656	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
244,289	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	$237,516	0.1
150,000	General Electric Co., 4.250%, 05/01/2040	164,857	0.1
289,000 (1)	Graphic Packaging International LLC, 1.512%, 04/15/2026	287,340	0.1
662,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	620,860	0.3
241,000	Masco Corp., 1.500%, 02/15/2028	231,766	0.1
202,000	Masco Corp., 2.000%, 02/15/2031	191,818	0.1
211,000	Norfolk Southern Corp., 3.950%, 10/01/2042	232,231	0.1
815,000	PerkinElmer, Inc., 3.300%, 09/15/2029	861,216	0.4
172,000	Raytheon Technologies Corp., 2.800%, 03/15/2022	175,683	0.1
231,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	246,974	0.1
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	2,141	0.0
330,000	Raytheon Technologies Corp., 4.350%, 04/15/2047	377,313	0.2
81,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	93,960	0.0
480,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	573,628	0.3
30,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	35,843	0.0
27,000	Raytheon Technologies Corp., 5.400%, 05/01/2035	34,206	0.0
120,000	Republic Services, Inc., 0.875%, 11/15/2025	117,535	0.1
287,000	Republic Services, Inc., 1.450%, 02/15/2031	262,618	0.1
187,000	Republic Services, Inc., 1.750%, 02/15/2032	173,628	0.1
423,000 (1)	Siemens Financieringsmaatschappij NV, 1.700%, 03/11/2028	415,664	0.2
250,000 (1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	241,367	0.1
640,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	635,996	0.3
213,000	Teledyne Technologies, Inc., 2.250%, 04/01/2028	212,110	0.1
163,000	Union Pacific Corp., 3.550%, 08/15/2039	173,435	0.1

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
60,000	Union Pacific Corp., 3.600%, 09/15/2037	$64,208	0.0
229,000	Union Pacific Corp., 3.839%, 03/20/2060	244,385	0.1
93,000	Union Pacific Corp., 4.050%, 11/15/2045	101,375	0.1
91,000	Union Pacific Corp., 4.100%, 09/15/2067	97,786	0.1
276,000	United Parcel Service, Inc., 3.625%, 10/01/2042	293,469	0.1
62,000	Raytheon Technologies Corp., 5.700%, 04/15/2040	83,212	0.0
177,000	Waste Management, Inc., 1.500%, 03/15/2031	163,859	0.1
387,000	Waste Management, Inc., 3.900%, 03/01/2035	439,975	0.2
536,000	WestRock RKT LLC, 4.000%, 03/01/2023	564,717	0.3
325,000	WRKCo, Inc., 3.000%, 06/15/2033	329,944	0.2
70,000	WRKCo, Inc., 4.650%, 03/15/2026	79,527	0.0
		14,120,255	6.9
	Industrials: 0.1%
77,000	Raytheon Technologies Corp., 6.125%, 07/15/2038	104,584	0.1

	Technology: 6.6%
1,407,000	Apple, Inc., 1.200%, 02/08/2028	1,356,155	0.7
18,000	Apple, Inc., 2.550%, 08/20/2060	15,525	0.0
1,266,000	Apple, Inc., 2.650%, 02/08/2051	1,159,166	0.6
106,000	Apple, Inc., 2.800%, 02/08/2061	95,418	0.0
286,000	Apple, Inc., 3.850%, 05/04/2043	323,963	0.2
281,000	Apple, Inc., 3.850%, 08/04/2046	316,060	0.2
494,000	Apple, Inc., 4.250%, 02/09/2047	589,132	0.3
53,000	Apple, Inc., 4.375%, 05/13/2045	63,754	0.0
73,000	Apple, Inc., 4.650%, 02/23/2046	90,982	0.0
827,000	Broadcom, Inc., 3.150%, 11/15/2025	882,003	0.4
572,000	Broadcom, Inc., 3.459%, 09/15/2026	614,189	0.3
271,000	Broadcom, Inc., 4.250%, 04/15/2026	300,924	0.1
287,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	285,461	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
145,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	$142,674	0.1
82,000	Fidelity National Information Services, Inc., 2.250%, 03/01/2031	80,637	0.0
220,000	Fortinet, Inc., 1.000%, 03/15/2026	215,353	0.1
248,000	HP, Inc., 6.000%, 09/15/2041	313,021	0.2
454,000	Intel Corp., 3.250%, 11/15/2049	457,433	0.2
284,000	Intel Corp., 3.700%, 07/29/2025	313,429	0.2
419,000	Intel Corp., 4.750%, 03/25/2050	526,107	0.3
109,000	International Business Machines Corp., 1.950%, 05/15/2030	105,600	0.0
100,000	International Business Machines Corp., 3.300%, 05/15/2026	109,023	0.1
406,000	International Business Machines Corp., 3.500%, 05/15/2029	441,981	0.2
193,000 (1)	Microchip Technology, Inc., 0.972%, 02/15/2024	192,750	0.1
232,000 (1)	Microchip Technology, Inc., 2.670%, 09/01/2023	241,754	0.1
5,000	Microsoft Corp., 2.525%, 06/01/2050	4,562	0.0
439,000	Microsoft Corp., 2.675%, 06/01/2060	403,929	0.2
690,000	Microsoft Corp., 2.921%, 03/17/2052	681,748	0.3
102,000	Microsoft Corp., 3.041%, 03/17/2062	100,349	0.0
81,000	Microsoft Corp., 3.450%, 08/08/2036	89,876	0.0
156,000	NVIDIA Corp., 2.850%, 04/01/2030	164,022	0.1
203,000	NVIDIA Corp., 3.500%, 04/01/2040	218,814	0.1
105,000	NVIDIA Corp., 3.700%, 04/01/2060	113,433	0.1
525,000	Oracle Corp., 2.950%, 05/15/2025	559,568	0.3
239,000	Oracle Corp., 3.600%, 04/01/2040	240,516	0.1
556,000	Oracle Corp., 3.650%, 03/25/2041	563,417	0.3
121,000	Oracle Corp., 1.650%, 03/25/2026	122,013	0.1
44,000	Oracle Corp., 3.600%, 04/01/2050	42,693	0.0

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
190,000	Oracle Corp., 3.850%, 04/01/2060	$186,805	0.1
200,000 (1)	TSMC Global Ltd., 0.750%, 09/28/2025	195,475	0.1
200,000 (1)	TSMC Global Ltd., 1.000%, 09/28/2027	192,493	0.1
348,000	VMware, Inc., 2.950%, 08/21/2022	358,965	0.2
		13,471,172	6.6
	Utilities: 12.4%
141,000 (1)	AES Corp./The, 1.375%, 01/15/2026	137,551	0.1
385,000 (1)	AES Corp./The, 3.950%, 07/15/2030	412,318	0.2
88,000	Alabama Power Co., 3.450%, 10/01/2049	90,051	0.0
16,000	Alabama Power Co., 3.850%, 12/01/2042	17,365	0.0
155,000 (2)	Alabama Power Co., 5.200%, 06/01/2041	193,936	0.1
188,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	188,079	0.1
187,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	216,406	0.1
273,000	Appalachian Power Co., 2.700%, 04/01/2031	272,865	0.1
114,000	Appalachian Power Co., 3.400%, 06/01/2025	122,689	0.1
205,000	Appalachian Power Co., 3.700%, 05/01/2050	208,183	0.1
147,000	Appalachian Power Co., 4.500%, 03/01/2049	167,674	0.1
139,000	Arizona Public Service Co., 2.950%, 09/15/2027	149,563	0.1
318,000	Arizona Public Service Co., 3.150%, 05/15/2025	342,449	0.2
241,000	CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	226,150	0.1
331,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	328,104	0.2
738,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	798,885	0.4
166,000	Commonwealth Edison Co., 3.800%, 10/01/2042	179,514	0.1
124,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	146,731	0.1
158,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	199,909	0.1
180,000	DTE Electric Co., 3.250%, 04/01/2051	179,994	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
109,000	DTE Electric Co., 2.250%, 03/01/2030	$108,838	0.0
233,000	DTE Energy Co., 2.600%, 06/15/2022	238,560	0.1
618,000	DTE Energy Co., 3.700%, 08/01/2023	658,934	0.3
174,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	192,569	0.1
60,000	Duke Energy Corp., 3.150%, 08/15/2027	64,005	0.0
74,000	Duke Energy Indiana LLC, 3.750%, 05/15/2046	77,608	0.0
65,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	63,309	0.0
180,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	188,441	0.1
110,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	123,855	0.1
195,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	221,237	0.1
251,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	284,680	0.1
376,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	430,223	0.2
165,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	218,767	0.1
173,000	Duke Energy Florida LLC, 2.500%, 12/01/2029	176,690	0.1
182,000	Duke Energy Florida Project Finance LLC, 2.538%, 09/01/2031	187,019	0.1
216,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	246,793	0.1
247,000	Duke Energy Progress LLC, 0.369%, (US0003M + 0.180)%, 02/18/2022	246,965	0.1
369,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	413,467	0.2
679,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	683,082	0.3
133,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	149,241	0.1
214,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	188,609	0.1
35,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	37,650	0.0
216,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	219,470	0.1
100,000	Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	116,000	0.1
337,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	337,477	0.2

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
20,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	$21,486	0.0
130,000	Entergy Louisiana LLC, 4.000%, 03/15/2033	148,276	0.1
159,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	179,502	0.1
705,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	764,998	0.4
103,000	Entergy Louisiana LLC, 5.400%, 11/01/2024	119,255	0.1
152,000	Entergy Mississippi LLC, 3.850%, 06/01/2049	159,950	0.1
244,000	Eversource Energy, 2.900%, 10/01/2024	260,430	0.1
440,000	Exelon Corp., 4.950%, 06/15/2035	519,458	0.3
180,000	FirstEnergy Corp., 3.350%, 07/15/2022	182,770	0.1
1,067,000	FirstEnergy Corp., 4.400%, 07/15/2027	1,148,235	0.6
355,000	Florida Power & Light Co., 0.599%, (US0003M + 0.380)%, 07/28/2023	355,008	0.2
85,000	Florida Power & Light Co., 5.650%, 02/01/2037	111,829	0.0
70,000	Georgia Power Co., 4.300%, 03/15/2042	78,096	0.0
97,000	Georgia Power Co., 4.300%, 03/15/2043	109,494	0.0
51,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	67,332	0.0
400,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	432,729	0.2
161,000 (1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	176,038	0.1
315,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	333,500	0.2
197,000	MidAmerican Energy Co., 4.250%, 05/01/2046	227,451	0.1
461,000	MidAmerican Energy Co., 4.400%, 10/15/2044	533,050	0.3
118,000	Mississippi Power Co., 4.250%, 03/15/2042	130,525	0.1
45,000	Mississippi Power Co., 4.750%, 10/15/2041	49,635	0.0
980,000	National Rural Utilities Cooperative Finance Corp., 1.000%, 06/15/2026	955,166	0.5
261,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	259,323	0.1
179,000	National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	191,522	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
269,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	$304,017	0.1
341,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	368,287	0.2
256,000	Northern States Power Co/MN, 2.600%, 06/01/2051	229,937	0.1
647,000	ONE Gas, Inc., 0.850%, 03/11/2023	647,537	0.3
216,000	ONE Gas, Inc., 1.100%, 03/11/2024	216,094	0.1
400,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	390,496	0.2
230,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	227,754	0.1
361,000	PacifiCorp, 4.100%, 02/01/2042	401,734	0.2
261,000	PacifiCorp, 4.150%, 02/15/2050	295,702	0.1
211,000	PECO Energy Co., 3.050%, 03/15/2051	206,772	0.1
108,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	105,280	0.0
398,000	Public Service Co. of New Hampshire, 3.500%, 11/01/2023	425,789	0.2
149,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	156,889	0.1
715,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	755,099	0.4
600,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	606,970	0.3
65,000	Southern California Edison Co., 3.650%, 02/01/2050	64,414	0.0
132,000	Southern California Edison Co., 4.050%, 03/15/2042	137,387	0.1
149,000	Southern California Edison Co., 4.125%, 03/01/2048	156,636	0.1
229,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	254,064	0.1
170,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	225,204	0.1
684,000 (3)	Southern Co/The, 4.000%, 01/15/2051	723,501	0.4
130,000	Southwestern Public Service Co., 3.150%, 05/01/2050	126,923	0.1
231,000	Tucson Electric Power Co., 4.000%, 06/15/2050	251,189	0.1
		25,244,638	12.4
	Total Corporate Bonds/Notes
	(Cost $192,801,513)	195,011,434	95.9

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 2.0%
	U.S. Treasury Bonds: 0.5%
1,000	1.250%,05/15/2050	$755	0.0
906,100	1.625%,11/15/2050	755,319	0.3
407,000	1.875%,02/15/2041	379,083	0.2
		1,135,157	0.5
	U.S. Treasury Notes: 1.5%
1,617,000	0.750%,03/31/2026	1,603,041	0.8
1,351,000	1.125%,02/15/2031	1,276,589	0.6
87,000	1.250%,03/31/2028	86,110	0.1
		2,965,740	1.5
	Total U.S. Treasury Obligations
	(Cost $4,103,078)	4,100,897	2.0

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.3%
	Utilities: 0.3%
20,000 (4)	Southern Company	526,400	0.3
	Total Preferred Stock
	(Cost $500,000)	526,400	0.3
	Total Long-Term Investments
	(Cost $197,404,591)	199,638,731	98.2
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreements: 1.2%
1,000,000	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.5
1,000,000	(5)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
519,220	(5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $519,220, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $529,604, due 09/01/21-04/01/51)	$519,220	0.2
		Total Repurchase Agreements
		Total Short-Term Investments
		(Cost $2,519,220)	2,519,220	1.2
		Total Investments in Securities (Cost $199,923,811)	$202,157,951	99.4
		Assets in Excess of Other Liabilities	1,144,350	0.6
		Net Assets	$203,302,301	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of March 31, 2021.

(4)
Preferred Stock may be called prior to convertible date.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE    Secured Overnight Financing Rate
US0003M    3-month LIBOR

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Preferred Stock	$—	$526,400	$—	$526,400
Corporate Bonds/Notes	—	195,011,434	—	195,011,434
U.S. Treasury Obligations	—	4,100,897	—	4,100,897
Short-Term Investments	—	2,519,220	—	2,519,220
Total Investments, at fair value	$—	$202,157,951	$—	$202,157,951
Other Financial Instruments+
Futures	438,339	—	—	438,339
Total Assets	$438,339	$202,157,951	$—	$202,596,290
Liabilities Table
Other Financial Instruments+
Futures	$(142,729)	$—	$—	$(142,729)
Total Liabilities	$(142,729)	$—	$—	$(142,729)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	38	06/21/21	$4,975,625	$(115,514)
U.S. Treasury 2-Year Note	78	06/30/21	17,216,672	(12,509)
U.S. Treasury Ultra Long Bond	14	06/21/21	2,537,062	(14,706)
			$24,729,359	$(142,729)
Short Contracts:
U.S. Treasury 5-Year Note	(35)	06/30/21	(4,318,945)	48,097
U.S. Treasury Long Bond	(28)	06/21/21	(4,328,625)	148,215
U.S. Treasury Ultra 10-Year Note	(56)	06/21/21	(8,046,500)	242,027
			$(16,694,070)	$438,339
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$438,339
Total Asset Derivatives		$438,339
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$142,729
Total Liability Derivatives		$142,729

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2021 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$288,102
Total	$288,102
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$515,354
Total	$515,354
At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $200,487,216.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,881,626
Gross Unrealized Depreciation	(3,915,280)
Net Unrealized Appreciation	$1,966,346
See Accompanying Notes to Financial Statements
38

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2021 were as follows:
Fund Name	Type	Per Share Amount
Voya Investment Grade Credit Fund
Class A	NII	$0.2417
Class I	NII	$0.2708
Class P	NII	$0.3295
Class R6	NII	$0.2731
Class SMA	NII	$0.3467
Class W	NII	$0.2709
All Classes	STCG	$0.4148
All Classes	LTCG	$0.1492

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 100% of net investment income distributions as interest-related dividends.
The Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
The Fund designates $2,460,012 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.
39

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee Chairperson	July 2007 – Present January 2020 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	132	Dentaquest (February 2014 – Present); RSR Partners, Inc. (2016 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 – Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – December 2019).	132	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	132	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 71	Trustee	August 2015 – Present	Retired.	132	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	132	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	132	Centerra Gold Inc. (May 2008 – Present).
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	October 2015 – Present	Retired.	132	None.
40

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 48	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	132	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2021.

41

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 52	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (March 2020 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019 – March 2020); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015 – September 2019); Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 48	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 53	Executive Vice President Chief Investment Risk Officer	March 2020 – Present March 2020 – Present	Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020 – Present); Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – Present). Formerly, Vice President, Voya Investments, LLC (September 2018 – March 2020); Consultant, DA Capital LLC (January 2016 – March 2017).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 63	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Senior Vice President	September 2020 – Present	Senior Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (March 2021 – Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – March 2021); Vice President, Mutual Fund Compliance (March 2014 – June 2016).
42

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 50	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018 –Present) and Voya Funds Services, LLC (March 2006 – Present). Formerly, Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – April 2018).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present).
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 44	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Compliance Consultant, Voya Financial, Inc. (January 2019 – Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009 – December 2018).
Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 39	Secretary	September 2020 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (September 2020 – Present). Formerly, Vice President, Counsel II, Voya Investment Management – Mutual Fund Legal Department (January 2013 – September 2020).
43

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

44

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Investment Grade Credit Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably

45

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund,

46

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses the Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the

47

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

48

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
172492         (0321-052521)

Annual Report
March 31, 2021
Classes A, I, P, R6 and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

President’s Letter

Tracing the Outlines of a Better Future
Dear Shareholder,
The year 2020 will be remembered for generations — for the sheer magnitude of the changes to our daily lives, for the illness and loss of life, for scientific research and development breakthroughs; and for the dedication of the essential healthcare professionals and hospital staffs who worked tirelessly to help the victims of the COVID-19 pandemic. Their heroic efforts have been profoundly beneficial to all of humanity. Financial historians will look back at 2020 through a different lens: one that views the scope, swiftness and size of the fiscal and monetary stimulus that was brought to bear against the pandemic. In the future, it will be the year against which all economic crises, financial collapses and recessions will be measured.
Reflecting on these perspectives, we feel fortunate to stand here now, looking back on the twelve months of this reporting period that began with the emergence of the COVID-19 pandemic. After months of fear and tumult, we are making progress against the virus and there are signs that the global economy is beginning to recover; though there is still a long way to go, we now can trace the outlines of a post-COVID-19 world.
In our view, the outlook for U.S. economic growth in 2021 continues to strengthen. Vaccinations are accelerating, economic mobility and activity are broadening and support from government is unflagging. Significant savings built up throughout the pandemic, coupled with massive fiscal stimulus and more coming, have ignited a consumption boom that we believe is in the early innings. Measures of inflation expectations were little changed to lower since April. It would not surprise us to see inflation continue to rise, but we believe that any sizable increases in inflation will be transitory. Global interest rates appear likely to go higher, in our view. In our opinion, the global economy should also experience higher than normal growth, but there is more uncertainty around this, as vaccination progress varies considerably across countries and is rising in pockets. As a result, we believe that the global recovery is likely to be uneven; nevertheless, we believe the overall trajectory is up, which is a positive for stocks.
Of course there are still uncertainties, and we believe that one should not overlook the potential for episodic market stresses connected to the vaccine rollout or other global factors. For this reason, we maintain that staying fully invested and broadly diversified is the most likely way to achieve one’s long-term investment goals. Should your goals change, discuss them thoroughly with your financial advisor before making any changes to your portfolio.
We remain humble and realistic in the face of the challenges ahead, but well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
April 15, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It limits the weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Portfolio Managers’ Report	Voya Emerging Markets Corporate Debt Fund

Geographic Diversification as of March 31, 2021 (as a percentage of net assets)

Brazil	12.2%
Mexico	7.5%
Russia	7.5%
Chile	6.0%
Colombia	5.3%
India	5.0%
Peru	4.7%
Israel	4.6%
China	4.4%
Turkey	4.3%
Countries between 0.3% – 4.0%^	38.0%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 23 countries, which each represents 0.3% – 4.0% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2021, the Fund’s Class P shares returned 21.79%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 18.12% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period. Emerging markets debt (“EMD”) rebounded strongly after the pandemic-induced sell-off in March, posting strong returns and seeing solid spread compression during the final three quarters of 2020. EMD was broadly supported by China’s quick economic recovery, expanded investor risk appetite amid low global yields and more clarity over the path of the pandemic. The first quarter of 2021 saw the rally slow amid a move higher in U.S. interest rates, which led to negative total returns and a modest reversal of fund flows for EMD, despite continued spread tightening. Emerging markets (“EM”) local rates moved higher, while EM foreign exchange weakened amid a stronger U.S. dollar.
Consistent with the Fund’s philosophy, security selection drove outperformance for the period across EM corporate and sovereign issuers, particularly those on the higher end of the credit quality spectrum, while contributions from quasi-sovereigns were negligible. From a sector standpoint, the Fund benefitted from holdings in the financials, oil and gas and telecommunications sectors. Notable contributors from a country standpoint included issuers in India, Mexico and Kazakhstan. Selection in South African issuers was the
Top Ten Holdings as of March 31, 2021 (as a percentage of net assets)

Woori Bank Co. Ltd., 4.750%, 04/30/24	2.0%
Saudi Arabian Oil Co., 2.250%, 11/24/30	1.7%
Bank of China Ltd., 5.000%, 11/13/24	1.6%
Melco Resorts Finance Ltd., 5.750%, 07/21/28	1.5%
NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/99	1.4%
Reliance Industries Ltd., 3.667%, 11/30/27	1.2%
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1.1%
Medco Bell Pte Ltd., 6.375%, 01/30/27	1.0%
Equate Petrochemical BV, 4.250%, 11/03/26	1.0%
Portfolio holdings are subject to change daily.
largest detractor from performance, while cash also acted as a modest drag on returns for the period.
Current Strategy & Outlook: We believe the momentum and strength of the U.S. economic recovery has led to a rise in U.S. rates and the dollar, while commodities remain supported by rising global trade and U.S. growth spillover effects. As a result, global capital flows to EM will remain positive as global financial conditions remain favorable, in our opinion. We expect an uneven and unsynchronized rebound in EM growth. We believe that the export sector, government policies and vaccine rollout are key to the path of each country’s economic recovery. In our view, manufacturing, net trade and business optimism remain strong, while services and domestic demand continue to lag in countries with partial lockdowns and low vaccination rates. Leading indicators and surveys remain on a positive trend, in our view. We believe that countries whose trade is closely tied to the U.S. recovery will benefit the most, while China has been key to the broad EM growth rebound.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2021
	1 Year	5 Year	Since Inception of Class P August 9, 2012
Class P	21.79%	6.62%	5.62%
JPM CEMBI	18.12%	6.25%	5.28%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Corporate Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Geographic Diversification as of March 31, 2021 (as a percentage of net assets)

Indonesia	8.1%
Mexico	6.8%
Russia	5.4%
Dominican Republic	5.3%
Colombia	4.7%
Panama	4.4%
Turkey	4.4%
Egypt	3.6%
Kazakhstan	3.5%
Brazil	3.5%
Countries between 0.0% – 3.1%^	47.7%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 43 countries, which each represents 0.0% – 3.1% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2021, the Fund’s Class P shares returned 20.13% compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 16.00% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period. Emerging markets debt (“EMD”) rebounded strongly after the pandemic-induced sell-off in March, posting strong returns and seeing solid spread compression during the final three quarters of 2020. EMD was broadly supported by China’s quick economic recovery, expanded investor risk appetite amid low global yields and more clarity over the path of the pandemic. The first quarter of 2021 saw the rally slow amid a move higher in U.S. interest rates, which led to negative total returns and a modest reversal of fund flows for EMD, despite continued spread tightening. Emerging markets (“EM”) local rates moved higher, while EM foreign exchange weakened amid a stronger U.S. dollar.
For the period, country and security selection drove the Fund’s outperformance across EM sovereigns, quasi-sovereigns and EM corporates. From a regional
Top Ten Holdings as of March 31, 2021* (as a percentage of net assets)

Saudi Arabian Oil Co., 3.500%, 11/24/70	1.6%
Kazakhstan Government International Bond, 6.500%, 07/21/45	1.4%
Bahrain Government International Bond, 7.375%, 05/14/30	1.3%
Petronas Capital Ltd., 4.800%, 04/21/60	1.3%
KazMunayGas National Co. JSC, 3.500%, 04/14/33	1.2%
Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	1.1%
Republic of South Africa Government International Bond, 4.300%, 10/12/28	1.1%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Dominican Republic International Bond, 5.875%, 01/30/60	1.1%
Colombia Government International Bond, 4.125%, 05/15/51	1.1%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
standpoint, the Fund’s overweight to Latin America was the largest driver of outperformance. Diving deeper, top contributors from a country standpoint included the Fund’s allocations to Malaysia, Mexico, Brazil and Argentina, as well as its underweight in Ecuador and Middle East countries. Notable detractors included the Fund’s underweight in Uruguay, Oman and Angola.
Current Strategy & Outlook: We believe the momentum and strength of the U.S. economic recovery has led to a rise in U.S. rates and the dollar, while commodities remain supported by rising global trade and U.S. growth spillover effects. As a result, global capital flows to EM will remain positive as global financial conditions remain favorable, in our opinion. We expect an uneven and unsynchronized rebound in EM growth. We believe that the export sector, government policies and vaccine rollout are key to the path of each country’s economic recovery. In our view, manufacturing, net trade and business optimism remain strong, while services and domestic demand continue to lag in countries with partial lockdowns and low vaccination rates. Leading indicators and surveys remain on a positive trend, in our view. We believe that countries whose trade is closely tied to the U.S. recovery will benefit the most, while China and India have been key to the broad EM growth rebound.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Emerging Markets Hard Currency Debt Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2021
	1 Year	5 Year	Since Inception of Class P August 9, 2012
Including Sales Charge:
Class A(1)(2)	15.93%	4.09%	3.52%
Class I(2)	19.09%	4.90%	4.10%
Class P	20.13%	5.66%	4.89%
Class W(2)	19.17%	4.86%	4.07%
Excluding Sales Charge:
Class A(2)	18.87%	4.62%	3.82%
Class I(2)	19.09%	4.90%	4.10%
Class P	20.13%	5.66%	4.89%
Class W(2)	19.17%	4.86%	4.07%
JPM EMBI	16.00%	5.05%	4.43%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Hard Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Class A, Class I and Class W incepted on August 1, 2017. The Class A, Class I and Class W shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

Portfolio Managers’ Report	Voya Emerging Markets Local Currency Debt Fund

Geographic Diversification as of March 31, 2021 (as a percentage of net assets)

China	10.2%
Brazil	8.3%
Indonesia	7.8%
Mexico	7.1%
Thailand	6.7%
Turkey	5.1%
South Africa	5.0%
Russia	4.9%
Colombia	4.7%
Czech Republic	4.2%
Countries between 0.2% – 4.0%^	21.9%
Assets in Excess of Other Liabilities*	14.1%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.2% – 4.0% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2021, the Fund’s Class P shares returned 11.57% compared to the JP Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned 13.03% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. Emerging markets debt (“EMD”) rebounded strongly after the pandemic-induced sell-off in March, posting strong returns and seeing solid spread compression during the final three quarters of 2020. EMD was broadly supported by China’s quick economic recovery, expanded investor risk appetite amid low global yields, and more clarity over the path of the pandemic. The first quarter of 2021 saw the rally slow amid a move higher in U.S. interest rates, which led to negative total returns and a modest reversal of fund flows for EMD, despite continued spread tightening. Emerging markets (“EM”) local rates moved higher, while EM foreign exchange (“FX”) weakened amid a stronger U.S. dollar. The Fund’s local rates and local FX positioning both detracted from performance for the period. Within local
Top Ten Holdings as of March 31, 2021* (as a percentage of net assets)

China Government Bond, 3.250%, 06/06/26	5.4%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	4.0%
Republic of Poland Government Bond, 2.750%, 04/25/28	3.4%
Republic of South Africa Government Bond, 8.500%, 01/31/37	3.2%
China Government Bond, 3.250%, 11/22/28	3.1%
Thailand Government Bond, 3.300%, 06/17/38	2.8%
Mexican Bonos, 7.750%, 05/29/31	2.6%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	2.5%
Turkey Government Bond, 10.700%, 08/17/22	2.4%
Russian Federal Bond - OFZ, 7.650%, 04/10/30	2.1%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
rates, contributions from Romania, Uruguay and Brazil were offset by detractions from positioning in Turkey, South Africa and Thailand. On the FX side, the Fund benefitted from positioning in the Brazilian real, Russian ruble and Colombian peso. Detractors from returns included Turkish lira, Mexican peso and Hungarian forint.
The Fund’s use of FX forwards detracted from performance for the period.
Current Strategy & Outlook: We believe the momentum and strength of the U.S. economic recovery has led to a rise in U.S. rates and the dollar, while commodities remain supported by rising global trade and U.S. growth spillover effects. As a result, global capital flows to EM will remain positive as global financial conditions remain favorable, in our opinion. We expect an uneven and unsynchronized rebound in EM growth. We believe that the export sector, government policies and vaccine rollout are key to the path of each country’s economic recovery. In our view, manufacturing, net trade and business optimism remain strong, while services and domestic demand continue to lag in countries with partial lockdowns and low vaccination rates. Leading indicators and surveys remain on a positive trend, in our view. We believe that countries whose trade is closely tied to the U.S. recovery will benefit the most, while China and India have been key to the broad EM growth rebound.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2021
	1 Year	5 Year	Since Inception of Class P August 6, 2012
Class P	11.57%	1.80%	1.10%
JPM GBI-EM	13.03%	3.08%	-0.08%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Local Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Investment Type Allocation as of March 31, 2021 (as a percentage of net assets)

Collateralized Mortgage Obligations	33.5%
Asset-Backed Securities	30.0%
Commercial Mortgage-Backed Securities	29.7%
Assets in Excess of Other Liabilities*	6.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, John Edwards and Jonathan Abshire, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2021, the Fund’s P Class shares returned 14.88%, compared to the Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index(the “Index” or “Bloomberg Barclays U.S. Securitized”), which returned 0.30% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period, largely due to asset allocation effects. For the period, the Fund remained strategically underweight to agency residential mortgage-backed securities (“RMBS”), the largest constituent of the Index. This underweight was offset by an overweight to the credit-oriented portions of the securitized universe including off-benchmark, asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and non-agency RMBS. Allocations to off-index credit sectors drove performance over the period. Allocations to non-agency RMBS and credit risk transfer (“CRT”) securities contributed the most as yield spreads narrowed following a tumultuous March of 2020 that was driven by concern of consumers’ ability to continue paying their mortgages during the coronavirus-induced economic shutdown. Government support of the mortgage sector broadly provided much needed relief to the market while the economy began to repair over the year. The consumer remained well supported resulting in a strong housing market that underpinned the strength of mortgage credit sectors.
Security selection also lifted returns for the period. Selection among CMBS, particularly subordinate tranches within CMBS conduit deals, was the top contributor to returns during the reporting period. A key culprit in last year’s pandemic-inspired drawdown, the sector has performed increasingly well since the third quarter of 2020. Selection among ABS was also a key contributor. The strategy benefited from yield spreads continuing to tighten in non-benchmark ABS sub-sectors led by solar and whole business
Top Ten Holdings as of March 31, 2021* (as a percentage of net assets)

Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/50	0.7%
FREMF Mortgage Trust 2019-KBF3 C, 4.869%, 01/25/29	0.7%
Dorchester Park CLO DAC 2015-1A ER, 5.224%, 04/20/28	0.6%
BX Commercial Mortgage Trust 2020-VKNG F, 2.856%, 10/15/37	0.6%
BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.526%, 05/25/52	0.6%
CSWF 2018-TOP F, 2.856%, 08/15/35	0.6%
Home RE 2021-1 M1C Ltd., 2.409%, 07/25/33	0.5%
WFRBS Commercial Mortgage Trust 2013-C17 D, 5.039%, 12/15/46	0.5%
Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/48	0.5%
BX Commercial Mortgage Trust 2020-VIVA D, 3.549%, 03/09/44	0.5%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
securitizations. Exposure to higher-yielding collateralized loan obligations (“CLOs”) was also a source of return contribution. For the period, the Fund remained strategically short duration, i.e., less interest rate risk than the Index. This detracted from performance earlier in the period but proved additive during the most recent three months, as the U.S. rate structure moved higher on the prospects of higher growth and inflation expectations.
There were no material changes to the Fund’s top-line risk positioning during the reporting period, as the Fund remained structurally overweight to securitized credit. That said, within the securitized credit allocations, we did adjust portfolio exposures. The Fund’s positions in ABS and non-agency mortgage-backed securities (“MBS”) increased given our view of the consumer and the strength of the housing market. This shift was funded by a reduction in CLOs earlier in the period.
The Fund utilized U.S. Treasury futures for duration management purposes. For the period, derivatives had a positive impact on the Fund’s performance.
Current Strategy & Outlook: Going into the second quarter of 2021, we continue to favor MBS — both commercial CMBS and residential RMBS, including non-agency and CRT securities — but have shifted our preference to those on the commercial side of the real estate world. It is our opinion that CMBS have the richest opportunity set from a security selection perspective. Risks, perceived and real, remain high, in our view; but with increasing certainty of outcomes in the multi-family, hotel and retail property segments, we see a reasonably deep roster of opportunities with potential for beneficial returns. We remain cautious in transactions levered to office properties, but ultimately in our view see opportunity emerging there as well, especially in the troubled urban core markets of San Francisco and New York City.
We hold a positive strategic view on non-agency RMBS, since we believe housing and mortgage credit has a lot of runway to continue growing in the U.S. economy; however, we believe the sector faces near-term headwinds given higher interest rate volatility, which in our view, forces market participants to re-price prepayment speeds. We hold a constructive view on CLOs, allocating a more meaningful amount of risk budget to this sector, which traditionally has commanded the lowest allocation in the portfolio. We continue to hold a sizeable allocation to consumer-oriented, ABS, which we believe look attractive from a risk perspective though the reward potential leaves us less enthusiastic. For the time being, we are pointing incremental dollars toward CMBS and CLOs.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2021
	1 Year	5 Year	Since Inception of Class P August 7, 2014
Including Sales Charge:
Class A(1)(2)	10.84%	3.36%	3.59%
Class I(2)	14.09%	4.17%	4.30%
Class P	14.88%	4.79%	4.95%
Class R6(2)	14.26%	4.15%	4.31%
Class W(2)	14.00%	4.11%	4.26%
Excluding Sales Charge:
Class A(2)	13.74%	3.87%	3.99%
Class I(2)	14.09%	4.17%	4.30%
Class P	14.88%	4.79%	4.95%
Class R6(2)	14.26%	4.15%	4.31%
Class W(2)	14.00%	4.11%	4.26%
Bloomberg Barclays U.S. Securitized	0.30%	2.50%	2.71%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Securitized Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Class A and Class I incepted on August 3, 2015, Class W incepted on August 1, 2017 and Class R6 incepted on July 31, 2020. The Class A, Class I, Class R6 and Class W shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2021*	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended March 31, 2021*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,046.50	0.08%	$0.41	$1,000.00	$1,024.53	0.08%	$0.40
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$1,013.40	1.15%	$5.77	$1,000.00	$1,019.20	1.15%	$5.79
Class I	1,000.00	1,013.90	0.83	4.17	1,000.00	1,020.79	0.83	4.18
Class P	1,000.00	1,017.70	0.08	0.40	1,000.00	1,024.53	0.08	0.40
Class W	1,000.00	1,013.50	0.90	4.52	1,000.00	1,020.44	0.90	4.53
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,009.60	0.15%	$0.75	$1,000.00	$1,024.18	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,036.00	1.00%	$5.08	$1,000.00	$1,019.95	1.00%	$5.04
Class I	1,000.00	1,036.50	0.68	3.45	1,000.00	1,021.54	0.68	3.43
Class P	1,000.00	1,040.80	0.05	0.25	1,000.00	1,024.68	0.05	0.25
Class R6	1,000.00	1,037.50	0.68	3.45	1,000.00	1,021.54	0.68	3.43
Class W	1,000.00	1,036.20	0.75	3.81	1,000.00	1,021.19	0.75	3.78

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund (the “Funds”) (four of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of March 31, 2021, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (four of the funds constituting Voya Separate Portfolios Trust) at March 31, 2021, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the three-year period ended March 31, 2019, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 2019.
Boston, Massachusetts
May 26, 2021

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2021

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$104,932,033	$169,503,597	$65,133,736	$1,225,998,010
Short-term investments at fair value†	3,788,783	5,802,410	7,549,205	105,682,000
Cash	20	274	731	30,489
Cash collateral for futures contracts	148,770	309,025	7,101	2,179,569
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Foreign currencies at value‡	—	—	1,676,891	—
Receivables:
Investment securities sold	—	—	109,063	10,350,792
Fund shares sold	—	—	—	1,995,439
Dividends	52	62	173	2,354
Interest	1,251,433	2,074,327	1,264,632	4,232,282
Foreign tax reclaims	—	—	52,632	—
Variation margin on futures contracts	14,773	38,727	—	305,985
Unrealized appreciation on forward foreign currency contracts	—	—	1,369,479	—
Unrealized appreciation on OTC swap agreements	—	—	49,727	—
Prepaid expenses	7,890	23,061	10,763	34,177
Reimbursement due from Investment Adviser	—	—	4,378	20,395
Other assets	3,082	5,047	2,823	12,771
Total assets	110,146,836	177,756,530	77,376,334	1,350,844,263
LIABILITIES:
Income distribution payable	—	—	—	240,681
Payable for investment securities purchased	1,813,813	—	—	32,133,789
Payable for fund shares redeemed	—	71,933	—	1,822,191
Payable upon receipt of securities loaned	2,845,783	3,252,410	155,205	—
Unrealized depreciation on forward foreign currency contracts	—	1,415	1,251,930	—
Variation margin payable on centrally cleared swaps	—	—	3,452	—
Variation margin payable on futures contracts	—	—	539	—
Payable for investment management fees	—	102	—	581,332
Payable for distribution and shareholder service fees	—	16	—	4,427
Payable to trustees under the deferred compensation plan (Note 6)	3,082	5,047	2,823	12,771
Payable for trustee fees	521	864	417	5,709
Payable for foreign capital gains tax	119,760	372,167	66,124	—
Other accrued expenses and liabilities	33,923	45,224	68,260	175,176
Total liabilities	4,816,882	3,749,178	1,548,750	34,976,076
NET ASSETS	$105,329,954	$174,007,352	$75,827,584	$1,315,868,187
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,173,739	$185,633,177	$89,823,313	$1,365,897,805
Total distributable earnings (loss)	5,156,215	(11,625,825)	(13,995,729)	(50,029,618)
NET ASSETS	$105,329,954	$174,007,352	$75,827,584	$1,315,868,187
+ Including securities loaned at value	$2,782,380	$3,171,381	$146,016	$—
* Cost of investments in securities	$100,720,592	$172,533,359	$71,052,858	$1,234,311,539
† Cost of short-term investments	$3,788,783	$5,802,410	$7,549,205	$105,682,000
‡ Cost of foreign currencies	$—	$—	$1,704,497	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2021 (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$66,957	n/a	$20,475,506
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	7,079	n/a	2,116,150
Net asset value and redemption price per share†	n/a	$9.46	n/a	$9.68
Maximum offering price per share (2.50%)(1)	n/a	$9.70	n/a	$9.93
Class I
Net assets	n/a	$33,735	n/a	$971,282,434
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	3,568	n/a	100,223,545
Net asset value and redemption price per share	n/a	$9.45	n/a	$9.69
Class P
Net assets	$105,329,954	$173,856,530	$75,827,584	$320,620,469
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,258,710	18,388,156	11,607,197	32,962,674
Net asset value and redemption price per share	$10.27	$9.45	$6.53	$9.73
Class R6
Net assets	n/a	n/a	n/a	$3,176
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	327
Net asset value and redemption price per share	n/a	n/a	n/a	$9.71
Class W
Net assets	n/a	$50,130	n/a	$3,486,602
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	5,305	n/a	359,406
Net asset value and redemption price per share	n/a	$9.45	n/a	$9.70

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2021

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$1,591	$1,323	$3,324	$40,320
Interest, net of foreign taxes withheld*	4,900,862	8,148,146	4,151,622	41,028,303
Securities lending income, net	8,392	12,414	38	—
Total investment income	4,910,845	8,161,883	4,154,984	41,068,623
EXPENSES:
Investment management fees	991,129	1,295,524	667,938	6,851,542
Distribution and shareholder service fees:
Class A	—	151	—	80,058
Transfer agent fees:
Class A	—	420	—	34,986
Class I	—	19	—	548,482
Class P	235	263	292	4,806
Class R6	—	—	—	25
Class W	—	94	—	6,548
Shareholder reporting expense	2,171	2,856	2,772	50,534
Registration fees	27,471	64,106	38,551	220,019
Professional fees	17,065	21,034	18,121	118,115
Custody and accounting expense	22,995	33,594	117,622	241,550
Trustee fees	4,173	6,909	3,340	45,677
Miscellaneous expense	6,485	12,475	9,293	54,006
Interest expense	—	2,191	—	—
Total expenses	1,071,724	1,439,636	857,929	8,256,348
Waived and reimbursed fees	(991,129)	(1,287,059)	(730,401)	(2,138,288)
Net expenses	80,595	152,577	127,528	6,118,060
Net investment income	4,830,250	8,009,306	4,027,456	34,950,563
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,814,538	(1,658,705)	(3,395,552)	(18,005,032)
Forward foreign currency contracts	—	5,301	(290,346)	—
Foreign currency related transactions	—	(20,880)	(4,384)	—
Futures	129,786	466,994	8,844	(8,111,785)
Swaps	—	—	(2,581)	—
Net realized gain (loss)	1,944,324	(1,207,290)	(3,684,019)	(26,116,817)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	12,434,282	21,891,179	8,802,616	125,630,273
Forward foreign currency contracts	—	(2,665)	368,191	—
Foreign currency related transactions	—	—	76,654	—
Futures	534,181	710,482	(45)	8,085,139
Swaps	—	—	(12,847)	—
Net change in unrealized appreciation (depreciation)	12,968,463	22,598,996	9,234,569	133,715,412
Net realized and unrealized gain	14,912,787	21,391,706	5,550,550	107,598,595
Increase in net assets resulting from operations	$19,743,037	$29,401,012	$9,578,006	$142,549,158
* Foreign taxes withheld	$—	$—	$85,787	$—
^ Foreign capital gains taxes withheld	$48,059	$180,671	$89,401	$—
# Foreign capital gains taxes accrued	$71,701	$191,496	$18,849	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$4,830,250	$4,898,530	$8,009,306	$8,746,849
Net realized gain (loss)	1,944,324	(5,902)	(1,207,290)	1,534,110
Net change in unrealized appreciation (depreciation)	12,968,463	(9,267,120)	22,598,996	(23,999,441)
Increase (decrease) in net assets resulting from operations	19,743,037	(4,374,492)	(29,401,012)	(13,718,482)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(2,475)	(719)
Class I	—	—	(47,199)	(425,498)
Class P	(4,947,831)	(4,901,237)	(8,827,107)	(8,271,881)
Class W	—	—	(613)	(142)
Return of capital:
Class P	—	(290,841)	—	—
Total distributions	(4,947,831)	(5,192,078)	(8,877,394)	(8,698,240)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	499,989	1,799,997	18,063,036	11,578,540
Reinvestment of distributions	4,937,164	5,192,078	8,819,800	8,276,816
	5,437,153	6,992,075	26,882,836	19,855,356
Cost of shares redeemed	(5,603,462)	(3,169,502)	(21,666,842)	(10,942,488)
Net increase (decrease) in net assets resulting from capital share transactions	(166,309)	3,822,573	5,215,994	8,912,868
Net increase (decrease) in net assets	14,628,897	(5,743,997)	25,739,612	(13,503,854)
NET ASSETS:
Beginning of year or period	90,701,057	96,445,054	148,267,740	161,771,594
End of year or period	$105,329,954	$90,701,057	$174,007,352	$148,267,740
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$4,027,456	$5,055,690	$34,950,563	$32,907,585
Net realized loss	(3,684,019)	(2,030,131)	(26,116,817)	(13,352,558)
Net change in unrealized appreciation (depreciation)	9,234,569	(10,695,294)	133,715,412	(146,177,816)
Increase (decrease) in net assets resulting from operations	9,578,006	(7,669,735)	142,549,158	(126,622,789)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(1,019,039)	(3,950,518)
Class I	—	—	(24,631,878)	(23,226,409)
Class P	(366,978)	(3,805,436)	(10,512,001)	(7,701,552)
Class R6	—	—	(52)	—
Class W	—	—	(210,883)	(311,476)
Return of capital:
Class A	—	—	(84,715)	(623,559)
Class I	—	—	(3,784,027)	(6,364,021)
Class P	(3,496,441)	(220,139)	(1,259,777)	(1,692,395)
Class R6	—	—	(12)	—
Class W	—	—	(14,601)	(96,788)
Total distributions	(3,863,419)	(4,025,575)	(41,516,985)	(43,966,718)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	330,000	22,979,994	650,959,300	1,034,036,107
Reinvestment of distributions	3,852,355	4,025,576	38,387,151	41,912,344
	4,182,355	27,005,570	689,346,451	1,075,948,451
Cost of shares redeemed	(10,336,808)	(12,535,505)	(475,969,549)	(445,878,589)
Net increase (decrease) in net assets resulting from capital share transactions	(6,154,453)	14,470,065	213,376,902	630,069,862
Net increase (decrease) in net assets	(439,866)	2,774,755	314,409,075	459,480,355
NET ASSETS:
Beginning of year or period	76,267,450	73,492,695	1,001,459,112	541,978,757
End of year or period	$75,827,584	$76,267,450	$1,315,868,187	$1,001,459,112
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
03-31-21	8.84	0.47•	1.44	1.91	0.48	—	—	0.48	—	10.27	21.79	1.03	0.08	0.08	4.63	105,330	48
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
Voya Emerging Markets Hard Currency Debt Fund
Class A
03-31-21	8.29	0.34•	1.22	1.56	0.39	—	—	0.39	—	9.46	18.87	1.78	1.15	1.15	3.56	67	76
03-31-20	9.49	0.40	(1.20)	(0.80)	0.40	—	—	0.40	—	8.29	(8.94)	1.89	1.15	1.15	4.31	52	55
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1.15	1.15	4.18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
03-31-21	8.29	0.38•	1.20	1.58	0.42	—	—	0.42	—	9.45	19.09	0.83	0.83	0.83	4.32	34	76
03-31-20	9.50	0.43•	(1.21)	(0.78)	0.43	—	—	0.43	—	8.29	(8.75)	0.84	0.88	0.88	4.44	7,712	55
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0.90	0.90	4.45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
03-31-21	8.28	0.44•	1.22	1.66	0.49	—	—	0.49	—	9.45	20.13	0.83	0.08	0.08	4.64	173,857	76
03-31-20	9.49	0.50	(1.21)	(0.71)	0.50	—	—	0.50	—	8.28	(8.07)	0.84	0.09	0.09	5.22	140,501	55
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0.11	0.11	5.23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
Class W
03-31-21	8.28	0.34•	1.24	1.58	0.41	—	—	0.41	—	9.45	19.17	1.53	0.90	0.90	3.57	50	76
03-31-20	9.49	0.42	(1.21)	(0.79)	0.42	—	—	0.42	—	8.28	(8.81)	1.64	0.90	0.90	4.43	3	55
03-31-19	9.64	0.41	(0.16)	0.25	0.40	—	—	0.40	—	9.49	2.84	1.77	0.90	0.90	4.45	3	71
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0.90	0.90	4.07	3	51
Voya Emerging Markets Local Currency Debt Fund
Class P
03-31-21	6.13	0.33•	0.38	0.71	0.03	—	0.28	0.31	—	6.53	11.57	1.03	0.15	0.15	4.82	75,828	63
03-31-20	6.99	0.42•	(0.94)	(0.52)	0.32	—	0.02	0.34	—	6.13	(8.07)	1.02	0.16	0.16	5.87	76,267	48
03-31-19	8.03	0.42•	(1.13)	(0.71)	0.06	—	0.27	0.33	—	6.99	(8.74)	1.10	0.16	0.16	5.89	73,493	65
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0.15	0.15	5.89	117,563	50
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund
Class A
03-31-21	8.79	0.25•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
Class I
03-31-21	8.80	0.27•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
Class P
03-31-21	8.83	0.33•	0.97	1.30	0.36	—	0.04	0.40	—	9.73	14.88	0.67	0.05	0.05	3.54	320,620	38
03-31-20	10.27	0.44•	(1.30)	(0.86)	0.49	0.01	0.08	0.58	—	8.83	(9.04)	0.66	0.05	0.05	4.32	225,231	30
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0.05	0.05	5.18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
Class R6
07-31-20(4) - 03-31-21	9.36	0.18•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
03-31-21	8.81	0.28•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of March 31, 2021, the maximum amount of loss that Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $1,419,206 which represents the gross payments to be received by the Funds on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of March 31, 2021. Local Currency Debt did not receive any cash collateral at March 31, 2021.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of March 31, 2021, Hard Currency Debt and Local Currency Debt had a liability position of $1,415 and $1,251,930, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of March 31, 2021, Hard Currency Debt and Local Currency Debt could have been required to pay this amount in cash to their counterparties. There was no cash collateral pledged by Hard Currency Debt and Local Currency Debt as of March 31, 2021.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the year ended March 31, 2021, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the year ended March 31, 2021, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$62,335	$52,290
Local Currency Debt	63,596,400	58,093,675
Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts held by Hard Currency Debt and Local Currency Debt at March 31, 2021.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2021, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2021, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$16,728,977	$15,898,041
Hard Currency Debt	24,464,699	20,726,597
Local Currency Debt	1,487,181	1,364,636
Securitized Credit	65,833,656	409,541,675
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at March 31, 2021.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a
Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the year ended March 31, 2021, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $1,023,996.
For the year ended March 31, 2021, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $1,518,474.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table within the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at March 31, 2021.
At March 31, 2021, Local Currency Debt had pledged $145,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2021, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$51,547,772	$48,656,273
Hard Currency Debt	132,121,147	125,742,247
Local Currency Debt	47,703,297	59,888,465
Securitized Credit	545,329,578	347,129,616
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$686,566	$708,250
Securitized Credit	39,275,128	68,371,015
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Fund	Fee
Corporate Debt	0.95%
Hard Currency Debt	0.75%
Local Currency Debt	0.80%
Securitized Credit	0.60%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the year ended March 31, 2021, the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$29
Securitized Credit	4
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	7.25%
	Hard Currency Debt	7.56
	Local Currency Debt	9.60
Voya Intermediate Bond Portfolio	Corporate Debt	92.75
	Hard Currency Debt	78.49
	Local Currency Debt	73.16
	Securitized Credit	14.23
Voya Investment Management Co. LLC	Hard Currency Debt	5.01
	Securitized Credit	7.78
Voya Investment Trust Co.	Local Currency Debt	16.15
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2021, the Funds did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class R6	Class W
Corporate Debt	N/A	N/A	0.15%	N/A	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	N/A	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.68%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of March 31, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	March 31,
	2022	2023	2024	Total
Local Currency Debt	$126,303	$60,243	$62,463	$249,009
Securitized Credit	106,236	45,788	125,443	277,467
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2021 are as follows:
	March 31,
	2022	2023	2024	Total
Hard Currency Debt
Class A	$52	$96	$379	$527
Class W	31	48	84	163
Securitized Credit
Class A	—	—	3,343	3,343
Class I	18,382	147,804	294,665	460,851
Class P	—	128	4,568	4,696
Class R6	—	—	23	23
Class W	—	—	616	616
The Expense Limitation Agreement is contractual through August 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Fund utilized the line of credit during the year ended March 31, 2021,
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Hard Currency Debt	17	$3,625,294	1.28%

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
3/31/2021	48,961	—	489,876	(536,357)	2,480	499,989	—	4,937,164	(5,603,462)	(166,309)
3/31/2020	175,781	—	523,360	(311,464)	387,677	1,799,997	—	5,192,078	(3,169,502)	3,822,573
Hard Currency Debt
Class A
3/31/2021	5,456	—	255	(4,919)	792	52,845	—	2,439	(45,732)	9,552
3/31/2020	6,013	—	76	(497)	5,592	57,292	—	712	(4,890)	53,114
Class I
3/31/2021	483	—	208	(927,693)	(927,002)	4,486	—	1,960	(8,356,332)	(8,349,886)
3/31/2020	581,795	—	425	(705,870)	(123,650)	5,772,145	—	4,080	(6,402,859)	(626,634)
Class P
3/31/2021	1,857,546	—	922,086	(1,350,364)	1,429,268	17,956,501	—	8,814,788	(13,264,778)	13,506,511
3/31/2020	590,960	—	863,202	(478,554)	975,608	5,749,103	—	8,271,882	(4,534,739)	9,486,246
Class W
3/31/2021	4,898	—	64	—*	4,962	49,204	—	613	—*	49,817
3/31/2020	—	—	15	—	15	—	—	142	—	142
Local Currency Debt
Class P
3/31/2021	47,619	—	570,420	(1,452,006)	(833,967)	330,000	—	3,852,355	(10,336,808)	(6,154,453)
3/31/2020	3,105,137	—	566,887	(1,747,636)	1,924,388	22,979,994	—	4,025,576	(12,535,505)	14,470,065
Securitized Credit
Class A
3/31/2021	886,887	—	118,012	(5,289,807)	(4,284,908)	8,178,584	—	1,094,108	(48,524,251)	(39,251,559)
3/31/2020	7,433,705	—	446,005	(9,716,361)	(1,836,651)	76,430,588	—	4,551,554	(97,158,066)	(16,175,924)
Class I
3/31/2021	61,434,419	—	2,710,103	(44,485,334)	19,659,188	573,955,183	—	25,507,665	(407,481,510)	191,981,338
3/31/2020	79,872,907	—	2,753,810	(31,716,958)	50,909,759	819,104,337	—	27,936,087	(314,356,088)	532,684,336
Class P
3/31/2021	7,293,225	—	1,246,660	(1,085,827)	7,454,058	67,604,588	—	11,771,778	(10,331,159)	69,045,207
3/31/2020	12,687,998	—	922,000	(2,975,720)	10,634,278	123,392,060	—	9,393,947	(30,500,874)	102,285,133
Class R6
7/31/2020(1) - 3/31/2021	320	—	7	—	327	3,000	—	64	—	3,064
Class W
3/31/2021	134,912	—	1,459	(1,048,357)	(911,986)	1,217,945	—	13,536	(9,632,629)	(8,401,148)
3/31/2020	1,468,051	—	3,037	(393,635)	1,077,453	15,109,122	—	30,756	(3,863,561)	11,276,317

*
Amount is less than 0.500 or $0.50.

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 10 — SECURITIES LENDING (continued)

remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2021:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,018,735	$(1,018,735)	$—
Citigroup Global Markets Limited	462,645	(462,645)	—
Citigroup Global Markets Inc.	$386,939	$(386,939)	$—
Jefferies LLC	518,883	(518,883)	—
J.P. Morgan Securities LLC	211,007	(211,007)	—
JP Morgan Securities, Plc.	184,171	(184,171)	—
Total	$2,782,380	$(2,782,380)	$—

(1)
Cash collateral with a fair value of $2,845,783 has been received in connection with the above securities lending transactions.

Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$674,267	$(674,267)	$—
Jefferies LLC	518,883	(518,883)	—
J.P. Morgan Securities LLC	960,451	(960,451)	—
UBS AG	200,363	(200,363)	—
Wells Fargo Securities LLC	817,417	(817,417)	—
	$3,171,381	$(3,171,381)	$—

(1)
Cash collateral with a fair value of $3,252,410 has been received in connection with the above securities lending transactions.

Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Local Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$146,016	$(146,016)	$—
	$146,016	$(146,016)	$—

(1)
Cash collateral with a fair value of $155,205 has been received in connection with the above securities lending transactions.

Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, defaulted securities, perpetual preferred securities, straddle losses deferred, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2021		Year Ended March 31, 2020
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Corporate Debt	$4,947,831	$—	$4,901,237	$290,841
Hard Currency Debt	8,877,394	—	8,698,240	—
Local Currency Debt	366,978	3,496,441	3,805,436	220,139
Securitized Credit	36,373,853	5,143,132	35,189,955	8,776,763
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/ (Loss)
					Amount	Character	Expiration
Corporate Debt	$8,933	$1,102,746	$—	$4,166,056	$—	—	—	$(121,520)	$5,156,215
Hard Currency Debt	263,744	—	—	(3,615,336)	(2,677,586)	Short-term	None	(375,602)	(11,625,825)
					(5,221,045)	Long-term	None
					$(7,898,631)
Local Currency Debt	—	—	(1,055,765)	(6,414,841)	(2,538,783)	Short-term	None	(67,762)	(13,995,729)
					(3,918,578)	Long-term	None
					$(6,457,361)
Securitized Credit	—	—	—	(8,517,015)	(25,420,423)	Short-term	None	(248,027)	(50,029,618)
					(15,844,153)	Long-term	None
					$(41,264,576)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2021 (continued)

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to March 31, 2021, the Funds declared dividends from net investment income of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0389	May 3, 2021	Daily
Hard Currency Debt	A	$0.0323	May 3, 2021	Daily
	I	$0.0347	May 3, 2021	Daily
	P	$0.0406	May 3, 2021	Daily
	W	$0.0343	May 3, 2021	Daily
Local Currency Debt	P	$0.0250	May 3, 2021	Daily
Securitized Credit	A	$0.0199	May 3, 2021	Daily
	I	$0.0225	May 3, 2021	Daily
	P	$0.0276	May 3, 2021	Daily
	R6	$0.0229	May 3, 2021	Daily
	W	$0.0219	May 3, 2021	Daily
Line of Credit renewal: Effective May 14, 2021, the funds to which the Credit Agreement is available have entered into a 30-day extension of the Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The 30-day extended Credit Agreement will expire on June 14, 2021.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 98.3%
	Argentina: 1.9%
500,000 (1)	Arcor SAIC, 6.000%, 07/06/2023	$477,000	0.5
750,000 (1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	792,349	0.7
1,100,000 (1)	YPF SA, 8.500%, 06/27/2029	705,782	0.7
		1,975,131	1.9
	Brazil: 12.2%
900,000 (1)	Banco BTG Pactual SA/ Cayman Islands, 4.500%, 01/10/2025	921,136	0.9
750,000 (1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	795,491	0.8
500,000 (1)	Banco Votorantim SA, 4.500%, 09/24/2024	519,552	0.5
550,000	Braskem Finance Ltd., 6.450%, 02/03/2024	613,910	0.6
550,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	553,410	0.5
1,040,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,041,664	1.0
250,000	Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	285,503	0.3
675,000 (1)	Hidrovias International Finance SARL, 4.950%, 02/08/2031	675,996	0.6
650,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	632,063	0.6
1,125,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	1,055,475	1.0
700,000 (1)	Klabin Finance SA, 4.875%, 09/19/2027	766,374	0.7
350,000	MercadoLibre, Inc., 2.375%, 01/14/2026	348,033	0.3
600,000	MercadoLibre, Inc., 3.125%, 01/14/2031	572,352	0.5
475,000 (1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	464,966	0.4
300,000 (1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	318,450	0.3
700,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	738,976	0.7
250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	273,240	0.3
750,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	891,581	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Brazil (continued)
750,000 (1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	$852,184	0.8
300,000 (1)(3)	Suzano Austria GmbH, 7.000%, 03/16/2047	386,885	0.4
200,000 (1)	Tupy Overseas SA, 4.500%, 02/16/2031	194,398	0.2
		12,901,639	12.2
	Chile: 6.0%
400,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	431,652	0.4
600,000 (1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	646,932	0.6
200,000	Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	232,915	0.2
675,000 (1)	Colbun SA, 3.950%, 10/11/2027	737,411	0.7
825,000 (1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	813,858	0.8
575,000	Inversiones CMPC SA, 3.000%, 04/06/2031	570,820	0.5
500,000	Inversiones CMPC SA, 4.750%, 09/15/2024	549,195	0.5
750,000 (1)	Falabella SA, 3.750%, 10/30/2027	811,414	0.8
500,000 (1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	503,500	0.5
1,000,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	1,046,650	1.0
		6,344,347	6.0
	China: 4.4%
1,500,000	Bank of China Ltd., 5.000%, 11/13/2024	1,686,443	1.6
350,000	China Evergrande Group, 8.750%, 06/28/2025	278,194	0.3
1,000,000	CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,071,250	1.0
500,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	531,392	0.5
950,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,019,473	1.0
		4,586,752	4.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Colombia: 5.3%
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	$531,943	0.5
350,000	Banco de Bogota SA, 4.375%, 08/03/2027	370,806	0.4
750,000 (2)	Bancolombia SA, 4.625%, 12/18/2029	760,219	0.7
250,000	Ecopetrol SA, 5.875%, 05/28/2045	267,245	0.3
700,000	Ecopetrol SA, 6.875%, 04/29/2030	853,587	0.8
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	625,083	0.6
450,000 (1)	Millicom International Cellular SA, 5.125%, 01/15/2028	473,413	0.4
600,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	636,105	0.6
500,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	509,202	0.5
500,000 (1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	568,735	0.5
		5,596,338	5.3
	Ghana: 0.5%
400,000	Tullow Oil PLC, 6.250%, 04/15/2022	378,200	0.3
200,000	Tullow Oil PLC, 7.000%, 03/01/2025	170,000	0.2
		548,200	0.5
	India: 5.0%
700,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	733,978	0.7
800,000 (1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	884,991	0.9
525,000 (1)(2)	Network i2i Ltd., 3.975%, 12/31/2199	527,743	0.5
1,175,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,278,921	1.2
550,000 (1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	526,290	0.5
700,000 (1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	756,175	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India (continued)
600,000 (3)	Vedanta Resources Ltd., 7.125%, 05/31/2023	$535,683	0.5
		5,243,781	5.0
	Indonesia: 2.6%
1,100,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,107,590	1.0
800,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	811,381	0.8
550,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	592,028	0.6
250,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	269,104	0.2
		2,780,103	2.6
	Israel: 4.6%
900,000	Altice Financing SA, 7.500%, 05/15/2026	941,625	0.9
800,000 (1)(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	814,000	0.8
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	556,437	0.5
200,000	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	225,500	0.2
600,000 (1)(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	600,225	0.6
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	498,400	0.5
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,196,875	1.1
		4,833,062	4.6
	Jamaica: 0.3%
288,000 (1)	Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd., 8.750%, 05/25/2024	298,080	0.3

	Kazakhstan: 2.3%
1,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	1,026,668	1.0
500,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	571,199	0.5
850,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	849,255	0.8
		2,447,122	2.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Kuwait: 2.8%
1,000,000 (3)	Equate Petrochemical BV, 4.250%, 11/03/2026	$1,090,220	1.0
300,000 (1)	MEGlobal Canada ULC, 5.875%, 05/18/2030	362,943	0.4
1,400,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,458,394	1.4
		2,911,557	2.8
	Macau: 1.5%
1,500,000 (1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,600,312	1.5

	Mexico: 7.5%
950,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	1,006,620	1.0
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	548,087	0.5
850,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	920,767	0.9
500,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	566,875	0.5
1,000,000 (1)(3)	Credito Real SAB de CV SOFOM ER, 8.000%, 01/21/2028	1,013,874	1.0
500,000 (1)(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	530,000	0.5
500,000 (1)(3)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	514,748	0.5
680,000 (1)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	742,285	0.7
625,000 (1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	713,428	0.7
600,000	Southern Copper Corp., 5.875%, 04/23/2045	787,724	0.7
575,000 (1)	Total Play Telecomunicaciones SA de CV, 7.500%, 11/12/2025	575,575	0.5
		7,919,983	7.5
	Morocco: 1.6%
500,000 (1)	OCP SA, 4.500%, 10/22/2025	531,027	0.5
500,000	OCP SA, 5.625%, 04/25/2024	544,915	0.5
500,000	OCP SA, 6.875%, 04/25/2044	583,876	0.6
		1,659,818	1.6
	Oman: 1.1%
550,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	570,281	0.5
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	233,523	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Oman (continued)
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	$384,585	0.4
		1,188,389	1.1
	Panama: 2.8%
825,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	855,154	0.8
500,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	464,900	0.4
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	1,068,125	1.0
600,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	609,750	0.6
		2,997,929	2.8
	Peru: 4.7%
1,050,000 (1)(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	1,054,084	1.0
725,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	717,268	0.7
500,000 (1)	Credicorp Ltd., 2.750%, 06/17/2025	510,802	0.5
550,000	Inkia Energy Ltd., 5.875%, 11/09/2027	578,969	0.6
650,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	650,657	0.6
200,000	Kallpa Generacion SA, 4.125%, 08/16/2027	213,348	0.2
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	533,370	0.5
650,000 (1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	667,040	0.6
		4,925,538	4.7
	Poland: 0.8%
785,000 (1)	CANPACK SA / Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025	797,756	0.8

	Qatar: 0.6%
650,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	642,993	0.6

	Russia: 7.5%
1,000,000 (1)(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	1,024,360	1.0
750,000 (1)	Evraz PLC, 5.250%, 04/02/2024	807,056	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Russia (continued)
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	$877,813	0.8
275,000 (1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	261,733	0.2
800,000	Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	808,207	0.8
775,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	800,226	0.8
500,000	Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	530,537	0.5
550,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	566,054	0.5
500,000 (1)(2)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	506,250	0.5
1,000,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	1,040,645	1.0
600,000	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	637,152	0.6
		7,860,033	7.5
	Saudi Arabia: 2.3%
1,850,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	1,773,927	1.7
600,000	Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	688,875	0.6
		2,462,802	2.3
	Singapore: 1.7%
900,000	Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	987,369	0.9
800,000 (1)(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	793,528	0.8
		1,780,897	1.7
	South Africa: 2.9%
1,000,000	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,044,707	1.0
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	481,000	0.5
775,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	849,869	0.8
625,000	Sasol Financing USA LLC, 4.375%, 09/18/2026	639,156	0.6
		3,014,732	2.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	South Korea: 4.0%
900,000 (1)	Kookmin Bank, 2.500%, 11/04/2030	$875,543	0.8
550,000 (1)(2)(3)	Kookmin Bank, 4.350%, 12/31/2199	582,766	0.6
700,000 (1)	SK Hynix, Inc., 2.375%, 01/19/2031	663,346	0.6
1,925,000 (1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,132,292	2.0
		4,253,947	4.0
	Thailand: 2.3%
500,000 (1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	562,870	0.5
800,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	843,744	0.8
1,000,000 (1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	1,000,334	1.0
		2,406,948	2.3
	Turkey: 4.4%
775,000 (1)	Akbank TAS, 6.800%, 02/06/2026	775,333	0.7
550,000 (1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	585,229	0.6
550,000	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	542,575	0.5
600,000 (1)	Turkiye Sinai Kalkinma Bankasi AS, 5.875%, 01/14/2026	569,904	0.6
700,000 (1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	750,357	0.7
700,000 (1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	673,826	0.6
700,000 (1)(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	683,988	0.7
		4,581,212	4.4
	Ukraine: 0.7%
750,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	751,789	0.7

	United Arab Emirates: 3.3%
1,000,000 (1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,134,950	1.1
700,000	DP World Ltd., 6.850%, 07/02/2037	907,725	0.8
525,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	509,905	0.5
400,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	386,934	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates (continued)
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	$543,594	0.5
		3,483,108	3.3
	Zambia: 0.7%
750,000 (1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	764,269	0.7
	Total Corporate Bonds/Notes
	(Cost $99,370,592)	103,558,567	98.3
SOVEREIGN BONDS: 1.3%
	Egypt: 0.4%
400,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	426,886	0.4

	Ghana: 0.5%
550,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	532,900	0.5

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	413,680	0.4
	Total Sovereign Bonds (Cost $1,350,000)	1,373,466	1.3
	Total Long-Term Investments (Cost $100,720,592)	104,932,033	99.6
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 2.7%
845,783 (4)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $845,783, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $862,699, due 05/15/23-09/15/57)	845,783	0.8
1,000,000 (4)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,019,999, due 04/01/ 21-09/09/49)	1,000,000	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 05/06/21-03/01/51)	$1,000,000	0.9
	Total Repurchase Agreements (Cost $2,845,783)	2,845,783	2.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
943,000	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010% (Cost $943,000)	943,000	0.9
		Total Short-Term Investments (Cost $3,788,783)	3,788,783	3.6
		Total Investments in Securities (Cost $104,509,375)	$108,720,816	103.2
		Liabilities in Excess of Other Assets	(3,390,862)	(3.2)
		Net Assets	$105,329,954	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of March 31, 2021.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of March 31, 2021.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021 (continued)

Sector Diversification	Percentage of Net Assets
Financial	26.6%
Basic Materials	18.7
Energy	17.4
Communications	11.2
Utilities	8.1
Consumer, Non-cyclical	6.3
Industrial	4.9
Sector Diversification	Percentage of Net Assets
Consumer, Cyclical	4.5
Sovereign Bonds	1.3
Technology	0.6
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$103,558,567	$—	$103,558,567
Sovereign Bonds	—	1,373,466	—	1,373,466
Short-Term Investments	943,000	2,845,783	—	3,788,783
Total Investments, at fair value	$943,000	$107,777,816	$—	$108,720,816
Other Financial Instruments+
Futures	480,872	—	—	480,872
Total Assets	$1,423,872	$107,777,816	$—	$109,201,688
Liabilities Table
Other Financial Instruments+
Futures	$(158,032)	$—	$—	$(158,032)
Total Liabilities	$(158,032)	$—	$—	$(158,032)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	44	06/30/21	$9,711,969	$(9,988)
U.S. Treasury 5-Year Note	45	06/30/21	5,552,930	(71,444)
U.S. Treasury Ultra Long Bond	10	06/21/21	1,812,187	(76,600)
			$17,077,086	$(158,032)
Short Contracts:
U.S. Treasury 10-Year Note	(66)	06/21/21	(8,641,875)	219,273
U.S. Treasury Long Bond	(4)	06/21/21	(618,375)	22,921
U.S. Treasury Ultra 10-Year Note	(51)	06/21/21	(7,328,063)	238,678
			$(16,588,313)	$480,872
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2021 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$480,872
Total Asset Derivatives		$480,872
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$158,032
Total Liability Derivatives		$158,032

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$129,786
Total	$129,786
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$534,181
Total	$534,181
At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $104,877,601.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,356,780
Gross Unrealized Depreciation	(1,190,724)
Net Unrealized Appreciation	$4,166,056
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.9%
	Brazil: 3.5%
600,000 (1)	Banco BTG Pactual SA/ Cayman Islands, 4.500%, 01/10/2025	$614,091	0.4
1,200,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,201,920	0.7
1,200,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	1,266,816	0.7
1,250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	1,366,200	0.8
1,000,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	1,188,775	0.7
400,000 (1)	Tupy Overseas SA, 4.500%, 02/16/2031	388,796	0.2
		6,026,598	3.5
	Chile: 2.8%
900,000 (1)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	973,837	0.5
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,248,413	0.7
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	847,519	0.5
1,500,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,581,462	0.9
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	301,649	0.2
		4,952,880	2.8
	China: 1.0%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,806,735	1.0

	Colombia: 1.4%
1,250,000	Ecopetrol SA, 6.875%, 04/29/2030	1,524,263	0.9
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	625,083	0.3
350,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	371,061	0.2
		2,520,407	1.4
	Georgia: 0.6%
1,000,000 (1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	999,850	0.6

	Indonesia: 4.5%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	788,511	0.5
975,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	981,728	0.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Indonesia (continued)
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	$760,669	0.4
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,050,000	0.6
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	1,134,826	0.6
750,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	807,311	0.5
1,500,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,614,623	0.9
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	621,875	0.4
		7,759,543	4.5
	Kazakhstan: 2.1%
2,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	2,053,336	1.2
500,000	KazMunayGas National Co. JSC, 5.750%, 04/19/2047	594,607	0.3
750,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	960,874	0.6
		3,608,817	2.1
	Malaysia: 1.8%
750,000 (1)	Petronas Capital Ltd., 4.550%, 04/21/2050	891,211	0.5
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,215,603	1.3
		3,106,814	1.8
	Mexico: 5.2%
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	548,087	0.3
750,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	829,609	0.5
750,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	850,312	0.5
500,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	470,412	0.3
500,000 (1)(3)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	514,747	0.3
450,000	Petroleos Mexicanos, 4.500%, 01/23/2026	447,561	0.2
350,000	Petroleos Mexicanos, 5.500%, 06/27/2044	278,639	0.2
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,046,630	0.6
500,000	Petroleos Mexicanos, 6.500%, 01/23/2029	505,968	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	$426,130	0.2
1,275,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,367,081	0.8
1,000,000	Petroleos Mexicanos, 6.950%, 01/28/2060	859,645	0.5
950,000 (1)	Total Play Telecomunicaciones SA de CV, 7.500%, 11/12/2025	950,950	0.5
		9,095,771	5.2
	Oman: 0.4%
700,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	725,812	0.4

	Panama: 2.1%
1,000,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,036,550	0.6
250,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	232,450	0.1
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,320,900	0.8
1,000,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	1,016,250	0.6
		3,606,150	2.1
	Peru: 2.1%
650,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	643,068	0.4
250,000	Kallpa Generacion SA, 4.125%, 08/16/2027	266,685	0.2
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	533,370	0.3
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	264,107	0.1
1,400,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,473,080	0.8
525,000 (1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	538,763	0.3
		3,719,073	2.1
	Russia: 2.0%
1,250,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/ 2027	1,371,583	0.8
1,350,000	Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	1,363,850	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Russia (continued)
750,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	$774,412	0.4
		3,509,845	2.0
	Saudi Arabia: 2.5%
750,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	719,160	0.4
1,000,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	906,608	0.5
3,000,000 (1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	2,668,513	1.6
		4,294,281	2.5
	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,059,500	0.6

	South Korea: 0.3%
500,000 (1)	SK Hynix, Inc., 2.375%, 01/19/2031	473,819	0.3

	Thailand: 0.5%
875,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	922,845	0.5

	Turkey: 0.3%
500,000 (1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	481,304	0.3

	United Arab Emirates: 1.1%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	788,902	0.5
500,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	485,624	0.3
625,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	604,584	0.3
		1,879,110	1.1
	Venezuela: 0.1%
1,000,000 (4)(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	43,750	0.0
1,750,000 (4)(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	76,563	0.1
		120,313	0.1
	Total Corporate Bonds/Notes (Cost $60,048,827)	60,669,467	34.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: 0.5%
	Turkey: 0.5%
1,000,000 (1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	$941,957	0.5
	Total Municipal Bonds (Cost $990,550)	941,957	0.5
SOVEREIGN BONDS: 62.0%
	Angola: 0.7%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	705,928	0.4
500,000 (1)	Angolan Government International Bond, 9.500%, 11/12/2025	524,635	0.3
		1,230,563	0.7
	Argentina: 1.4%
1,883,777 (6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	633,985	0.4
4,906,220 (6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	1,474,369	0.8
701,019 (6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 2.000% on 07/09/2021), 01/09/2038	258,031	0.1
374,361	Argentine Republic Government International Bond, 1.000%, 07/09/2029	134,957	0.1
		2,501,342	1.4
	Azerbaijan: 0.3%
500,000	Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	542,678	0.3

	Bahrain: 1.3%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	2,227,600	1.3

	Belarus: 0.4%
700,000	Republic of Belarus International Bond, 6.200%, 02/28/2030	651,007	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia: 3.3%
500,000	Colombia Government International Bond, 3.000%, 01/30/2030	$490,623	0.3
2,000,000	Colombia Government International Bond, 4.125%, 05/15/2051	1,907,680	1.1
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	1,871,030	1.1
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	594,985	0.3
700,000	Colombia Government International Bond, 8.125%, 05/21/2024	837,084	0.5
		5,701,402	3.3
	Costa Rica: 1.4%
900,000 (1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	900,009	0.5
1,500,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,513,140	0.9
		2,413,149	1.4
	Croatia: 0.3%
500,000	Croatia Government International Bond, 5.500%, 04/04/2023	548,002	0.3

	Dominican Republic: 5.3%
1,500,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	1,518,750	0.9
1,500,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,533,750	0.9
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	493,125	0.3
700,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	770,000	0.4
2,000,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,923,000	1.1
1,500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	1,693,500	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic (continued)
1,100,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	$1,279,300	0.7
		9,211,425	5.3
	Ecuador: 0.9%
800,850 (1)(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	470,507	0.2
1,807,845 (1)(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	831,609	0.5
717,550 (1)(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.500% on 07/31/2022), 07/31/2040	312,134	0.2
		1,614,250	0.9
	Egypt: 3.6%
1,000,000	Egypt Government International Bond, 7.500%, 01/31/2027	1,088,175	0.6
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	453,680	0.3
1,100,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,173,936	0.7
700,000	Egypt Government International Bond, 8.500%, 01/31/2047	699,265	0.4
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,759,230	1.0
1,100,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	1,126,030	0.6
		6,300,316	3.6
	El Salvador: 0.6%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	992,750	0.6

	Gabon: 0.3%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	484,401	0.3

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ghana: 2.6%
1,750,000	Ghana Government International Bond, 7.875%, 03/26/2027	$1,786,619	1.0
2,000,000	Ghana Government International Bond, 7.875%, 02/11/2035	1,866,280	1.1
1,000,000	Ghana Government International Bond, 8.750%, 03/11/2061	929,970	0.5
		4,582,869	2.6
	Honduras: 0.3%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	262,500	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	219,500	0.1
		482,000	0.3
	Hungary: 0.5%
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	810,695	0.5

	Indonesia: 3.7%
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	345,207	0.2
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,498,686	0.9
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,959,351	1.1
1,000,000 (3)	Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	1,016,160	0.6
1,500,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,657,575	0.9
		6,476,979	3.7
	Ivory Coast: 0.7%
1,237,154 (2)(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,240,803	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Jamaica: 1.3%
1,200,000	Jamaica Government International Bond, 7.875%, 07/28/2045	$1,632,000	0.9
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	687,500	0.4
		2,319,500	1.3
	Jordan: 0.6%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,020,946	0.6

	Kazakhstan: 1.4%
1,750,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,487,765	1.4

	Kenya: 1.0%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	550,835	0.3
500,000	Kenya Government International Bond, 7.250%, 02/28/2028	528,602	0.3
600,000	Kenya Government International Bond, 8.000%, 05/22/2032	638,727	0.4
		1,718,164	1.0
	Lebanon: 0.3%
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	240,380	0.1
2,000,000 (4)	Lebanon Government International Bond, 6.850%, 03/23/2027	243,152	0.2
		483,532	0.3
	Mexico: 1.6%
940,000 (3)	Mexico Government International Bond, 3.250%, 04/16/2030	950,236	0.6
750,000	Mexico Government International Bond, 4.350%, 01/15/2047	747,214	0.4
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,110,615	0.6
		2,808,065	1.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Morocco: 1.2%
750,000 (1)	Morocco Government International Bond, 3.000%, 12/15/2032	$704,920	0.4
1,500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,331,583	0.8
		2,036,503	1.2
	Nigeria: 1.1%
1,000,000	Nigeria Government International Bond, 6.500%, 11/28/2027	1,034,200	0.6
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	309,827	0.2
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	491,905	0.3
		1,835,932	1.1
	Oman: 1.2%
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	518,985	0.3
800,000	Oman Government International Bond, 6.000%, 08/01/2029	833,770	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	707,645	0.4
		2,060,400	1.2
	Panama: 2.3%
500,000	Panama Government International Bond, 3.875%, 03/17/2028	547,413	0.3
500,000	Panama Government International Bond, 4.500%, 04/16/2050	553,765	0.3
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,686,631	1.0
800,000	Panama Government International Bond, 9.375%, 04/01/2029	1,172,488	0.7
		3,960,297	2.3
	Paraguay: 0.9%
750,000	Paraguay Government International Bond, 5.000%, 04/15/2026	850,132	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Paraguay (continued)
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	$741,982	0.4
		1,592,114	0.9
	Peru: 0.9%
500,000	Peruvian Government International Bond, 2.780%, 12/01/2060	414,010	0.2
500,000	Peruvian Government International Bond, 2.783%, 01/23/2031	501,730	0.3
500,000	Peruvian Government International Bond, 5.625%, 11/18/2050	663,597	0.4
		1,579,337	0.9
	Philippines: 1.4%
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	1,006,037	0.6
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,456,324	0.8
		2,462,361	1.4
	Poland: 0.3%
500,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	553,695	0.3

	Qatar: 2.0%
1,350,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	1,512,000	0.9
500,000 (1)	Qatar Government International Bond, 4.000%, 03/14/2029	568,835	0.3
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	872,306	0.5
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	613,810	0.3
		3,566,951	2.0
	Romania: 1.5%
1,500,000 (1)(3)	Romanian Government International Bond, 3.000%, 02/14/2031	1,503,368	0.9
750,000 (1)	Romanian Government International Bond, 4.000%, 02/14/2051	728,025	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania (continued)
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	$452,000	0.2
		2,683,393	1.5
	Russia: 3.3%
1,500,000	Republic of Serbia, 2.125%, 12/01/2030	1,386,900	0.8
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	1,227,342	0.7
1,800,000	Russian Foreign Bond-Eurobond, 4.750%, 05/27/2026	2,019,969	1.1
1,000,000	Russian Foreign Bond-Eurobond, 5.250%, 06/23/2047	1,189,124	0.7
		5,823,335	3.3
	Saudi Arabia: 0.5%
500,000 (1)	Saudi Government International Bond, 2.250%, 02/02/2033	471,665	0.3
500,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	461,203	0.2
		932,868	0.5
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	500,413	0.3

	South Africa: 1.9%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,973,800	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	461,653	0.3
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	786,408	0.5
		3,221,861	1.9
	Sri Lanka: 1.2%
500,000 (1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	393,750	0.2
2,000,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,236,560	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka (continued)
750,000	Sri Lanka Government International Bond, 7.550%, 03/28/2030	$463,643	0.3
		2,093,953	1.2
	Turkey: 3.5%
950,000	Turkey Government International Bond, 4.875%, 10/09/2026	879,064	0.5
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	453,070	0.3
900,000	Turkey Government International Bond, 5.600%, 11/14/2024	884,165	0.5
1,000,000	Turkey Government International Bond, 6.375%, 10/14/2025	993,270	0.6
1,750,000	Turkey Government International Bond, 7.375%, 02/05/2025	1,811,001	1.0
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	1,030,880	0.6
		6,051,450	3.5
	Ukraine: 2.6%
1,111,000	Ukraine Government International Bond, 7.253%, 03/15/2033	1,108,172	0.7
650,000	Ukraine Government International Bond, 7.375%, 09/25/2032	655,506	0.4
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2022	365,300	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2023	373,680	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2024	374,886	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2025	376,918	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2026	376,137	0.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine (continued)
225,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2027	$241,152	0.2
500,000	Ukraine Government International Bond, 9.750%, 11/01/2028	583,772	0.3
		4,455,523	2.6
	Uruguay: 1.6%
1,500,000	Uruguay Government International Bond, 4.375%, 10/27/2027	1,707,285	1.0
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	290,664	0.2
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	766,467	0.4
		2,764,416	1.6
	Venezuela: 0.1%
1,250,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	131,250	0.1

	Zambia: 0.4%
750,000 (1)(4)	Zambia Government International Bond, 8.500%, 04/14/2024	433,301	0.2
500,000 (1)(4)	Zambia Government International Bond, 8.970%, 07/30/2027	284,090	0.2
		717,391	0.4
	Total Sovereign Bonds (Cost $111,475,982)	107,873,646	62.0
U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Notes: 0.0%
18,000	1.750%,01/31/2023	18,527	0.0
	Total U.S. Treasury Obligations (Cost $18,000)	18,527	0.0
	Total Long-Term Investments (Cost $172,533,359)	169,503,597	97.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Repurchase Agreements: 1.9%
1,000,000 (7)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	$1,000,000	0.6
252,410 (7)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $252,410, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $257,458, due 09/01/21-04/01/51)	252,410	0.1
1,000,000 (7)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,019,999, due 04/01/21-09/09/49)	1,000,000	0.6
1,000,000 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 05/06/21-03/01/51)	1,000,000	0.6
	Total Repurchase Agreements (Cost $3,252,410)	3,252,410	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,550,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010% (Cost $2,550,000)	$2,550,000	1.4
	Total Short-Term Investments (Cost $5,802,410)	5,802,410	3.3
	Total Investments in Securities (Cost $178,335,769)	$175,306,007	100.7
	Liabilities in Excess of Other Assets	(1,298,655)	(0.7)
	Net Assets	$174,007,352	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of March 31, 2021.

(3)
Security, or a portion of the security, is on loan.

(4)
Defaulted security.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Fund held restricted securities with a fair value of $120,313 or 0.1% of net assets. Please refer to the table below for additional details.

(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2021.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	62.5%
Energy	20.1
Utilities	5.5
Basic Materials	3.4
Financial	2.5
Industrial	1.1
Communications	0.9
Consumer, Non-cyclical	0.9
Technology	0.3
Consumer, Cyclical	0.2
U.S. Treasury Obligations	0.0
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$60,669,467	$—	$60,669,467
Municipal Bonds	—	941,957	—	941,957
Sovereign Bonds	—	107,873,646	—	107,873,646
U.S. Treasury Obligations	—	18,527	—	18,527
Short-Term Investments	2,550,000	3,252,410	—	5,802,410
Total Investments, at fair value	$2,550,000	$172,756,007	$—	$175,306,007
Other Financial Instruments+
Futures	752,131	—	—	752,131
Total Assets	$3,302,131	$172,756,007	$—	$176,058,138
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,415)	$—	$(1,415)
Futures	(248,453)	—	—	(248,453)
Total Liabilities	$(248,453)	$(1,415)	$—	$(249,868)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$76,563
Petroleos de Venezuela SA	2/27/2014	807,052	43,750
		$2,203,807	$120,313
At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 53,988	JPMorgan Chase Bank N.A.	04/09/21	$(1,415)
				$(1,415)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	55	06/30/21	$12,139,961	$(12,353)
U.S. Treasury 5-Year Note	65	06/30/21	8,020,898	(103,197)
U.S. Treasury Long Bond	22	06/21/21	3,401,063	(132,903)
			$23,561,922	$(248,453)
Short Contracts:
U.S. Treasury 10-Year Note	(55)	06/21/21	(7,201,563)	185,623
U.S. Treasury Ultra 10-Year Note	(82)	06/21/21	(11,782,375)	420,716
U.S. Treasury Ultra Long Bond	(17)	06/21/21	(3,080,719)	145,792
			$(22,064,657)	$752,131
Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$752,131
Total Asset Derivatives		$752,131
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,415
Interest rate contracts	Variation margin payable on futures contracts*	248,453
Total Liability Derivatives		$249,868

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$5,301	$—	$5,301
Interest rate contracts	—	466,994	466,994
Total	$5,301	$466,994	$472,295
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(2,665)	$—	$(2,665)
Interest rate contracts	—	710,482	710,482
Total	$(2,665)	$710,482	$707,817
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2021:
JPMorgan Chase Bank N.A.
Liabilities:
Forward foreign currency contracts	$1,415
Total Liabilities	$1,415
Net OTC derivative instruments by counterparty, at fair value	$(1,415)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(1,415)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $179,423,607.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,718,920
Gross Unrealized Depreciation	(13,334,256)
Net Unrealized Depreciation	$(3,615,336)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 82.9%
	Brazil: 8.3%
BRL 5,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$975,201	1.3
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,020,116	4.0
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,936,943	2.5
BRL 2,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	370,913	0.5
		6,303,173	8.3
	Chile: 2.0%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	177,538	0.2
CLP 885,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,345,816	1.8
		1,523,354	2.0
	China: 10.2%
CNY 6,030,000	China Government Bond, 2.850%, 06/04/2027	902,012	1.2
CNY 26,700,000	China Government Bond, 3.250%, 06/06/2026	4,111,204	5.4
CNY 15,000,000	China Government Bond, 3.250%, 11/22/2028	2,293,284	3.1
CNY 2,560,000	China Government Bond, 3.290%, 05/23/2029	391,826	0.5
		7,698,326	10.2
	Colombia: 4.7%
COP 4,902,300,000	Colombian TES, 6.000%, 04/28/2028	1,310,069	1.7
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	736,853	1.0
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	669,021	0.9
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	851,423	1.1
		3,567,366	4.7
	Czech Republic: 4.2%
CZK 10,660,000	Czech Republic Government Bond, 0.250%, 02/10/2027	442,988	0.6
CZK 8,860,000	Czech Republic Government Bond, 0.950%, 05/15/2030	367,425	0.5
CZK 29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,282,668	1.7
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Czech Republic (continued)
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	$1,099,592	1.4
		3,192,673	4.2
	Dominican Republic: 0.2%
DOP 8,000,000(1)	Dominican Republic International Bond, 8.900%, 02/15/2023	145,723	0.2

	Hungary: 2.6%
HUF 293,320,000	Hungary Government Bond, 1.500%, 04/22/2026	933,613	1.2
HUF 302,930,000	Hungary Government Bond, 3.000%, 08/21/2030	1,028,805	1.4
		1,962,418	2.6
	Indonesia: 7.8%
IDR 5,307,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	380,591	0.5
IDR 14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	1,012,586	1.3
IDR 18,533,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,287,664	1.7
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	858,717	1.1
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,370,196	1.8
IDR 13,051,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	1,018,688	1.4
		5,928,442	7.8
	Malaysia: 2.3%
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	663,063	0.9
MYR 2,083,000	Malaysia Government Bond, 4.127%, 04/15/2032	516,869	0.7
MYR 2,198,000	Malaysia Government Bond, 4.762%, 04/07/2037	562,563	0.7
		1,742,495	2.3
	Mexico: 7.1%
MXN 4,500	Mexican Bonos, 7.250%, 12/09/2021	224	0.0
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	634,775	0.8
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,978,430	2.6
MXN 1,470,000	Mexican Bonos, 7.750%, 11/13/2042	72,708	0.1
MXN 20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,144,973	1.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Mexico (continued)
MXN 28,791,000	Mexican Bonos, 8.500%, 11/18/2038	$1,549,781	2.1
		5,380,891	7.1
	Peru: 2.6%
PEN 1,972,000	Peru Government Bond, 5.400%, 08/12/2034	513,786	0.7
PEN 44,000	Peru Government Bond, 6.150%, 08/12/2032	12,748	0.0
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	1,157,614	1.5
PEN 918,000	Peru Government Bond, 6.900%, 08/12/2037	264,259	0.4
		1,948,407	2.6
	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	254,639	0.3

	Poland: 4.0%
PLN 1,600,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	439,055	0.6
PLN 9,380,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,615,999	3.4
		3,055,054	4.0
	Romania: 3.1%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	825,627	1.1
RON 2,965,000	Romania Government Bond, 4.250%, 06/28/2023	737,412	1.0
RON 2,850,000	Romania Government Bond, 5.000%, 02/12/2029	777,233	1.0
		2,340,272	3.1
	Russia: 4.9%
RUB 31,628,000	Russian Federal Bond-OFZ, 7.250%, 05/10/2034	426,336	0.6
RUB 66,750,000	Russian Federal Bond-OFZ, 8.500%, 09/17/2031	983,726	1.3
RUB 117,296,000	Russian Federal Bond-OFZ, 7.650%, 04/10/2030	1,627,344	2.1
RUB 50,833,000	Russian Federal Bond-OFZ, 7.700%, 03/23/2033	709,430	0.9
		3,746,836	4.9
	South Africa: 5.0%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	South Africa (continued)
ZAR 44,902,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	$2,428,197	3.2
ZAR 24,037,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,383,599	1.8
		3,811,797	5.0
	South Korea: 1.5%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,141,190	1.5

	Thailand: 6.7%
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	753,276	1.0
THB 12,628,000	Thailand Government Bond, 3.400%, 06/17/2036	449,186	0.6
THB 11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	422,159	0.6
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	783,487	1.0
THB 17,596,000	Thailand Government Bond, 1.600%, 12/17/2029	557,404	0.7
THB 59,627,000	Thailand Government Bond, 3.300%, 06/17/2038	2,094,340	2.8
		5,059,852	6.7
	Turkey: 5.1%
TRY 6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	518,782	0.7
TRY 8,314,000	Turkey Government Bond, 10.600%, 02/11/2026	759,182	1.0
TRY 1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	112,585	0.2
TRY 16,392,000	Turkey Government Bond, 10.700%, 08/17/2022	1,811,462	2.4
TRY 6,813,000	Turkey Government Bond, 12.400%, 03/08/2028	630,784	0.8
		3,832,795	5.1
	Uruguay: 0.3%
UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	234,541	0.3
	Total Sovereign Bonds (Cost $68,922,724)	62,870,244	82.9
SUPRANATIONAL BONDS: 3.0%
	Supranational: 3.0%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	654,367	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
SUPRANATIONAL BONDS: (continued)
	Supranational (continued)
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	$493,027	0.6
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,116,098	1.5
	Total Supranational Bonds (Cost $2,130,134)	2,263,492	3.0
	Total Long-Term Investments (Cost $71,052,858)	65,133,736	85.9
SHORT-TERM INVESTMENTS: 9.9%
	Repurchase Agreements: 0.2%
155,205 (2)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $155,206, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $158,309, due 04/01/21-09/ 09/49)(Cost $155,205)	155,205	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.8%
3,638,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	3,638,000	4.8
3,756,000(3)	Morgan Stanley Institutional Liquidity Funds-Government Portfolio (Institutional Share Class), 0.030%	3,756,000	4.9
	Total Mutual Funds (Cost $7,394,000)	7,394,000	9.8
	Total Short-Term Investments (Cost $7,549,205)	7,549,205	10.0
	Total Investments in Securities (Cost $78,602,063)	$72,682,941	95.9
	Assets in Excess of Other Liabilities	3,144,643	4.1
	Net Assets	$75,827,584	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(3)
Rate shown is the 7-day yield as of March 31, 2021.

Currency Abbreviations:
BRL
Brazilian Real

CLP
Chilean Peso

CNY
Chinese Yuan

COP
Colombian Peso

CZK
Czech Koruna

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	82.9%
Supranational Bonds	3.0
Short-Term Investments	10.0
Assets in Excess of Other Liabilities	4.1
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$62,870,244	$—	$62,870,244
Supranational Bonds	—	2,263,492	—	2,263,492
Short-Term Investments	7,394,000	155,205	—	7,549,205
Total Investments, at fair value	$7,394,000	$65,288,941	$—	$72,682,941
Other Financial Instruments+
Centrally Cleared Swaps	—	39,913	—	39,913
Forward Foreign Currency Contracts	—	1,369,479	—	1,369,479
Futures	36,499	—	—	36,499
OTC Swaps	—	49,727	—	49,727
Total Assets	$7,430,499	$66,748,060	$—	$74,178,559
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(45,078)	$—	$(45,078)
Forward Foreign Currency Contracts	—	(1,251,930)	—	(1,251,930)
Futures	(31,195)	—	—	(31,195)
Total Liabilities	$(31,195)	$(1,297,008)	$—	$(1,328,203)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 44,875,348	USD 2,214,163	Barclays Bank PLC	04/09/21	$(20,306)
USD 911,857	MXN 18,660,061	Barclays Bank PLC	04/09/21	(392)
USD 132,782	CNY 861,733	Barclays Bank PLC	04/30/21	1,751
MYR 15,743,676	USD 3,867,750	Barclays Bank PLC	05/07/21	(66,337)
USD 132,235	MYR 539,664	Barclays Bank PLC	05/07/21	1,930
USD 20,355	COP 73,829,186	BNP Paribas	04/09/21	194
CLP 560,370,432	USD 764,511	BNP Paribas	04/09/21	13,349
CNY 860,607	USD 132,514	BNP Paribas	04/30/21	(1,654)
PHP 122,488	USD 2,516	BNP Paribas	05/07/21	(2)
USD 235,794	ZAR 3,592,400	BNP Paribas	05/07/21	(6,431)
USD 55,590	HUF 16,603,577	BNP Paribas	05/07/21	1,851
USD 70,650	IDR 1,033,553,512	BNP Paribas	05/07/21	55
USD 124,376	RUB 9,409,611	BNP Paribas	05/07/21	402
USD 12,246	RON 51,381	BNP Paribas	05/07/21	21
USD 755,318	RUB 57,421,980	BNP Paribas	05/07/21	(1,231)
ZAR 23,776,513	USD 1,576,176	BNP Paribas	05/07/21	27,001
RUB 89,948,180	USD 1,205,308	BNP Paribas	05/07/21	(20,218)
USD 776,485	RUB 57,126,184	BNP Paribas	05/07/21	23,833
RUB 58,729,419	USD 769,867	BNP Paribas	05/07/21	3,908
ZAR 11,691,023	USD 764,511	BNP Paribas	05/07/21	23,778
USD 73,195	COP 262,111,586	Citibank N.A.	04/09/21	1,620
COP 144,268,003	USD 39,279	Citibank N.A.	04/09/21	117
USD 587,650	BRL 3,195,346	Citibank N.A.	04/09/21	20,193
BRL 4,374,071	USD 815,921	Citibank N.A.	04/09/21	(39,136)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP 854,889,036	USD 237,660	Citibank N.A.	04/09/21	(4,215)
USD 71,903	RON 289,797	Citibank N.A.	05/07/21	2,949
USD 18,393	HUF 5,684,010	Citibank N.A.	05/07/21	(4)
USD 4,818	PHP 236,958	Citibank N.A.	05/07/21	(47)
ZAR 3,227,289	USD 207,660	Citibank N.A.	05/07/21	9,946
RUB 19,247,033	USD 257,504	Citibank N.A.	05/07/21	(3,919)
USD 194,634	MXN 3,983,876	Credit Suisse International	04/09/21	(129)
USD 1,193,303	MXN 25,101,024	Credit Suisse International	04/09/21	(33,831)
USD 769,867	MXN 15,875,693	Credit Suisse International	04/09/21	(6,261)
MXN 31,846,397	USD 1,529,022	Credit Suisse International	04/09/21	27,878
TRY 11,855,914	USD 1,576,176	Credit Suisse International	05/07/21	(177,289)
TRY 2,012,939	USD 262,760	Credit Suisse International	05/07/21	(25,253)
USD 1,576,176	TRY 12,032,646	Credit Suisse International	05/07/21	156,437
USD 1,542,791	PLN 5,910,880	Credit Suisse International	05/07/21	46,854
USD 776,485	ZAR 11,484,862	Credit Suisse International	05/07/21	2,097
USD 30,107	RUB 2,266,904	Credit Suisse International	05/07/21	240
PLN 5,987,855	USD 1,552,970	Credit Suisse International	05/07/21	(37,552)
USD 1,542,791	MXN 32,276,382	Goldman Sachs International	04/09/21	(35,130)
PEN 12,357	USD 3,283	Goldman Sachs International	04/09/21	18
USD 51,020	CLP 36,720,834	Goldman Sachs International	04/09/21	47
MXN 16,069,337	USD 769,867	Goldman Sachs International	04/09/21	15,728
USD 74,809	CLP 54,081,741	Goldman Sachs International	04/09/21	(263)
CLP 354,465,201	USD 478,356	Goldman Sachs International	04/09/21	13,683
MXN 31,640,897	USD 1,552,970	Goldman Sachs International	04/09/21	(6,116)
USD 1,552,970	MXN 31,792,823	Goldman Sachs International	04/09/21	(1,311)
MXN 10,475,943	USD 486,504	Goldman Sachs International	04/09/21	25,642
USD 270,133	PEN 979,799	Goldman Sachs International	04/09/21	8,400
USD 701,192	BRL 3,797,726	Goldman Sachs International	04/09/21	26,759
CLP 594,547,403	USD 809,168	Goldman Sachs International	04/09/21	16,133
BRL 736,843	USD 129,712	Goldman Sachs International	04/09/21	1,143
USD 259	RUB 19,442	Goldman Sachs International	05/07/21	3
RUB 58,844,344	USD 769,867	Goldman Sachs International	05/07/21	5,422
USD 776,485	RUB 57,118,918	Goldman Sachs International	05/07/21	23,929
USD 1,552,970	RUB 116,538,751	Goldman Sachs International	05/07/21	17,542
IDR 529,045,210	USD 36,438	Goldman Sachs International	05/07/21	(303)
RUB 56,737,393	USD 774,782	Goldman Sachs International	05/07/21	(27,252)
RUB 56,661,533	USD 774,782	Goldman Sachs International	05/07/21	(28,252)
RUB 115,310,067	USD 1,552,970	Goldman Sachs International	05/07/21	(33,731)
USD 29,851	CLP 21,881,668	HSBC Bank USA N.A.	04/09/21	(523)
USD 268,832	PEN 979,799	HSBC Bank USA N.A.	04/09/21	7,098
MXN 15,824,281	USD 776,485	HSBC Bank USA N.A.	04/09/21	(2,871)
USD 776,485	MXN 15,939,756	HSBC Bank USA N.A.	04/09/21	(2,775)
USD 755,318	MXN 15,612,104	HSBC Bank USA N.A.	04/09/21	(7,923)
USD 95	KRW 107,306	HSBC Bank USA N.A.	04/30/21	—
TRY 5,932,704	USD 764,511	HSBC Bank USA N.A.	05/07/21	(64,508)
USD 764,511	TRY 5,901,353	HSBC Bank USA N.A.	05/07/21	68,207
USD 795,535	TRY 6,083,156	HSBC Bank USA N.A.	05/07/21	77,780
USD 776,485	TRY 6,023,327	HSBC Bank USA N.A.	05/07/21	65,789
TRY 5,883,563	USD 776,485	HSBC Bank USA N.A.	05/07/21	(82,280)
PLN 3,007,566	USD 769,867	HSBC Bank USA N.A.	05/07/21	(8,706)
TRY 5,933,567	USD 774,782	HSBC Bank USA N.A.	05/07/21	(74,677)
USD 755,318	PLN 3,000,150	HSBC Bank USA N.A.	05/07/21	(3,966)
ZAR 11,730,671	USD 764,511	HSBC Bank USA N.A.	05/07/21	26,452
USD 2,015,580	TRY 15,223,581	HSBC Bank USA N.A.	05/07/21	219,341
USD 755,318	PLN 2,996,839	HSBC Bank USA N.A.	05/07/21	(3,128)
USD 764,511	ZAR 11,684,173	HSBC Bank USA N.A.	05/07/21	(23,316)
ZAR 1,106,639	USD 73,323	HSBC Bank USA N.A.	05/07/21	1,294
TRY 1,387,464	USD 175,586	HSBC Bank USA N.A.	05/07/21	(11,878)
USD 1,771	IDR 25,538,285	HSBC Bank USA N.A.	05/07/21	27
ZAR 1,072,781	USD 70,587	HSBC Bank USA N.A.	05/07/21	1,747
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY 328,432	USD 43,678	HSBC Bank USA N.A.	05/07/21	(4,926)
HUF 232,297,160	USD 769,522	HSBC Bank USA N.A.	05/07/21	(17,671)
USD 795,535	TRY 6,099,847	HSBC Bank USA N.A.	05/07/21	75,810
USD 75,535	PLN 298,737	HSBC Bank USA N.A.	05/07/21	(70)
BRL 1,202,014	USD 216,000	JPMorgan Chase Bank N.A.	04/09/21	(2,536)
USD 776,485	MXN 15,960,729	JPMorgan Chase Bank N.A.	04/09/21	(3,800)
BRL 719,531	USD 131,008	JPMorgan Chase Bank N.A.	04/09/21	(3,228)
USD 308,724	RON 1,253,359	JPMorgan Chase Bank N.A.	05/07/21	10,501
USD 308,704	RON 1,253,359	JPMorgan Chase Bank N.A.	05/07/21	10,481
USD 1,552,970	PLN 6,024,868	JPMorgan Chase Bank N.A.	05/07/21	28,185
USD 308,683	RON 1,253,358	JPMorgan Chase Bank N.A.	05/07/21	10,460
USD 1,552,970	RUB 115,787,788	JPMorgan Chase Bank N.A.	05/07/21	27,436
CZK 1,699,812	USD 76,501	JPMorgan Chase Bank N.A.	05/07/21	(123)
USD 755,318	RUB 57,493,052	JPMorgan Chase Bank N.A.	05/07/21	(2,168)
RON 5,509,305	USD 1,334,842	JPMorgan Chase Bank N.A.	05/07/21	(23,962)
ILS 12,325	USD 3,747	JPMorgan Chase Bank N.A.	05/07/21	(59)
USD 308,721	RON 1,253,358	JPMorgan Chase Bank N.A.	05/07/21	10,498
USD 769,867	MXN 15,997,356	Morgan Stanley Capital Services LLC	04/09/21	(12,209)
USD 769,867	MXN 16,005,362	Morgan Stanley Capital Services LLC	04/09/21	(12,600)
MXN 15,957,436	USD 776,485	Morgan Stanley Capital Services LLC	04/09/21	3,639
MXN 15,945,491	USD 769,867	Morgan Stanley Capital Services LLC	04/09/21	9,673
MXN 15,934,800	USD 769,867	Morgan Stanley Capital Services LLC	04/09/21	9,150
USD 821,432	CLP 586,732,449	Morgan Stanley Capital Services LLC	04/09/21	6,979
USD 345,603	CZK 7,502,527	Morgan Stanley Capital Services LLC	05/07/21	8,491
MYR 301,745	USD 74,414	Morgan Stanley Capital Services LLC	05/07/21	(1,556)
USD 1,576,176	ZAR 23,985,374	Morgan Stanley Capital Services LLC	05/07/21	(41,083)
PLN 2,298,635	USD 593,824	Morgan Stanley Capital Services LLC	05/07/21	(12,081)
HUF 107,402,665	USD 346,208	Morgan Stanley Capital Services LLC	05/07/21	1,410
ZAR 11,713,078	USD 764,511	Morgan Stanley Capital Services LLC	05/07/21	25,265
USD 764,511	ZAR 11,638,230	Morgan Stanley Capital Services LLC	05/07/21	(20,219)
USD 30,452	MYR 126,222	Morgan Stanley Capital Services LLC	05/07/21	(25)
ZAR 11,564,223	USD 776,485	Morgan Stanley Capital Services LLC	05/07/21	3,254
USD 1,152,847	PLN 4,322,656	Morgan Stanley Capital Services LLC	05/07/21	58,861
PLN 3,008,454	USD 769,867	Morgan Stanley Capital Services LLC	05/07/21	(8,482)
PLN 8,798,133	USD 2,228,216	Morgan Stanley Capital Services LLC	05/07/21	(1,568)
THB 3,202,571	USD 102,413	Morgan Stanley Capital Services LLC	05/07/21	55
USD 771,395	ZAR 11,593,231	Morgan Stanley Capital Services LLC	05/07/21	(10,300)
CZK 2,586,773	USD 119,827	Morgan Stanley Capital Services LLC	05/07/21	(3,595)
USD 172,817	PLN 643,973	Morgan Stanley Capital Services LLC	05/07/21	9,840
THB 4,307,372	USD 141,007	Morgan Stanley Capital Services LLC	05/07/21	(3,191)
PLN 11,484,849	USD 3,059,999	Morgan Stanley Capital Services LLC	05/07/21	(153,391)
USD 755,318	PLN 2,998,998	Morgan Stanley Capital Services LLC	05/07/21	(3,674)
USD 755,318	MXN 15,584,350	Standard Chartered Bank	04/09/21	(6,567)
USD 181,648	PEN 661,289	Standard Chartered Bank	04/09/21	4,998
MXN 4,779,329	USD 227,926	Standard Chartered Bank	04/09/21	5,725
USD 39,023	PEN 142,447	Standard Chartered Bank	04/09/21	972
MXN 25,247,934	USD 1,216,140	Standard Chartered Bank	04/09/21	18,176
USD 1,232,148	MXN 24,796,248	Standard Chartered Bank	04/09/21	19,914
MXN 24,982,837	USD 1,219,684	Standard Chartered Bank	04/09/21	1,672
USD 268,799	PEN 979,799	Standard Chartered Bank	04/09/21	7,066
USD 145,567	PHP 7,120,432	Standard Chartered Bank	05/07/21	(615)
USD 776,485	TRY 6,476,564	Standard Chartered Bank	05/07/21	12,311
THB 39,841,682	USD 1,313,186	Standard Chartered Bank	05/07/21	(38,440)
MXN 1,784,454	USD 87,913	Toronto Dominion Securities	04/09/21	(675)
USD 61,124	ZAR 905,492	Toronto Dominion Securities	05/07/21	69
				$117,549

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	11	06/30/21	$1,357,383	$(17,465)
U.S. Treasury Ultra 10-Year Note	1	06/21/21	143,688	(5,150)
U.S. Treasury Ultra Long Bond	1	06/21/21	181,219	(8,580)
			$1,682,290	$(31,195)
Short Contracts:
U.S. Treasury 10-Year Note	(7)	06/21/21	(916,562)	23,774
U.S. Treasury 2-Year Note	(3)	06/30/21	(662,180)	651
U.S. Treasury Long Bond	(2)	06/21/21	(309,188)	12,074
			$(1,887,930)	$36,499
At March 31, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN2,200,000	$39,913	$39,913
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	(45,078)	(45,078)
							$(5,165)	$(5,165)
At March 31, 2021, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR7,500,000	$49,727	$—	$49,727
								$49,727	$—	$49,727
Currency Abbreviations
BRL  –  Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
CNY  –  Chinese Yuan
CZK  –  Czech Koruna
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
ILS  –  Israeli New Shekel
KRW  –  South Korean Won
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
RUB  –  Russian Ruble
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

THB  –  Thai Baht
TRY  –  Turkish Lira
USD  –  United States Dollar
ZAR  –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,369,479
Interest rate contracts	Variation margin receivable on futures contracts*	36,499
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	39,913
Interest rate contracts	Unrealized appreciation on OTC swap agreements	49,727
Total Asset Derivatives		$1,495,618
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,251,930
Interest rate contracts	Variation margin payable on futures contracts*	31,195
Interest rate contracts	Variation margin payable on centrally cleared swaps*	45,078
Total Liability Derivatives		$1,328,203

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(290,346)	$—	$—	$(290,346)
Interest rate contracts	—	8,844	(2,581)	6,263
Total	$(290,346)	$8,844	$(2,581)	$(284,083)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$368,191	$—	$—	$368,191
Interest rate contracts	—	(46)	(12,847)	(12,893)
Total	$368,191	$(46)	$(12,847)	$355,298
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2021:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Toronto Dominion Securities	Totals
Assets:
Forward foreign currency contracts	$3,681	$94,392	$34,825	$233,506	$154,449	$543,545	$97,561	$136,617	$70,834	$69	$1,369,479
OTC Interest rate swaps	49,727	—	—	—	—	—	—	—	—	—	49,727
Total Assets	$53,408	$94,392	$34,825	$233,506	$154,449	$543,545	$97,561	$136,617	$70,834	$69	$1,419,206
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2021 (continued)

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Toronto Dominion Securities	Totals
Liabilities:
Forward foreign currency contracts	$87,035	$29,536	$47,321	$280,315	$132,358	$309,218	$35,876	$283,974	$45,622	$675	$1,251,930
Total Liabilities	$87,035	$29,536	$47,321	$280,315	$132,358	$309,218	$35,876	$283,974	$45,622	$675	$1,251,930
Net OTC derivative instruments by counterparty, at fair value	$(33,627)	$64,856	$(12,496)	$(46,809)	$22,091	$234,327	$61,685	$(147,357)	$25,212	$(606)	$167,276
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)(2)	$(33,627)	$64,856	$(12,496)	$(46,809)	$22,091	$234,327	$61,685	$(147,357)	$25,212	$(606)	$167,276

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $80,913,777.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,487,434
Gross Unrealized Depreciation	(8,902,275)
Net Unrealized Depreciation	$(6,414,841)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 33.5%
581,516 (1)(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.886%, 09/25/2044	$593,582	0.0
1,401,664 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.772%, 01/25/2045	1,399,697	0.1
1,042,969 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.608%, 04/25/2045	1,054,130	0.1
921,015 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.553%, 06/25/2045	942,833	0.1
811,628 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.730%, 12/25/2045	839,428	0.1
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.730%, 12/25/2045	656,516	0.0
1,733,573 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.795%, 03/25/2046	1,796,769	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.795%, 03/25/2046	1,013,880	0.1
535,132	Alternative Loan Trust 2004-32CB 2A2, 0.509%, (US0001M + 0.400%), 02/25/2035	490,094	0.0
826,182	Alternative Loan Trust 2004-J7 MI, 1.129%, (US0001M + 1.020%), 10/25/2034	809,738	0.1
2,529,147	Alternative Loan Trust 2005-10CB 1A1, 0.609%, (US0001M + 0.500%), 05/25/2035	2,074,303	0.2
401,096	Alternative Loan Trust 2005-31 1A1, 0.669%, (US0001M + 0.560%), 08/25/2035	384,211	0.0
297,216	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	262,920	0.0
542,104	Alternative Loan Trust 2005-J2 1A12, 0.509%, (US0001M + 0.400%), 04/25/2035	453,892	0.0
337,818	Alternative Loan Trust 2006-19CB A12, 0.509%, (US0001M + 0.400%), 08/25/2036	182,798	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
739,212	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	$504,228	0.0
487,696	Alternative Loan Trust 2007-18CB 1A7, 0.579%, (US0001M + 0.470%), 08/25/2037	209,268	0.0
1,305,065	Alternative Loan Trust 2007-OA4 A1, 0.279%, (US0001M + 0.170%), 05/25/2047	1,240,332	0.1
2,004,505 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,044,597	0.2
225,149 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.796%, 01/25/2036	224,709	0.0
183,925 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.762%, 05/25/2035	187,870	0.0
347,927 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.986%, 09/25/2035	327,301	0.0
1,832,858 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.136%, 11/25/2035	1,429,001	0.1
5,000,000 (2)	Bellemeade Re 2020-4 M2A Ltd., 2.709%, (US0001M + 2.600%), 06/25/2030	5,004,823	0.4
535,517 (1)(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	544,734	0.0
160,901 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.262%, 09/25/2036	149,454	0.0
86,454 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 2.811%, 02/25/2037	86,510	0.0
312,186 (1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.769%, 11/25/2034	315,971	0.0
540,448	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	413,717	0.0
426,716	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	314,651	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	$1,020,663	0.1
292,535 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	298,290	0.0
187,355 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	192,306	0.0
698,067 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	698,043	0.1
575,338 (1)(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	586,715	0.0
948,217 (1)(2)	CIM Trust 2019-J1 B3, 4.004%, 08/25/2049	979,505	0.1
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	515,958	0.0
2,176,688 (1)(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	2,226,371	0.2
986,073 (1)(2)	CIM Trust 2020-J1 B3, 3.476%, 07/25/2050	942,992	0.1
1,310,633 (1)(2)	CIM Trust 2020-J2 B3, 2.810%, 01/25/2051	1,231,441	0.1
993,656 (1)(2)	CIM Trust 2020-J2 B2, 2.810%, 01/25/2051	969,100	0.1
1,497,386 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	1,508,031	0.1
306,071 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.825%, 03/25/2036	273,087	0.0
326,164 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.313%, 09/25/2037	322,905	0.0
961,641 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.139%, 08/25/2036	979,577	0.1
887,769	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	901,834	0.1
198,257	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	198,593	0.0
1,367,240 (1)(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,376,759	0.1
2,383,309 (1)(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	2,391,500	0.2
1,100,000 (1)(2)	COLT 2021-1R M1 Mortgage Pass-Through Certificates, 2.695%, 05/25/2065	1,075,075	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,900,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.109%, (US0001M + 2.000%), 01/25/2040	$2,904,273	0.2
1,273,786 (2)(3)	CSMC 2019-AFC1 A3 Trust, 3.877%, 07/25/2049	1,288,974	0.1
1,000,000 (1)(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	991,622	0.1
451,328 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.392%, 05/25/2043	456,687	0.0
503,547 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.625%, 10/25/2043	511,635	0.0
596,920 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.671%, 11/25/2043	606,492	0.0
577,169 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.762%, 04/25/2044	592,731	0.0
635,322 (1)(2)	CSMC Trust 2014-IVR3 B3, 4.109%, 07/25/2044	647,092	0.0
500,000 (1)(2)	Deephaven Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	506,203	0.0
3,500,000 (1)(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,599,580	0.3
460,303 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.257%, 06/27/2037	469,423	0.0
3,900,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.759%, (US0001M + 3.650%), 02/25/2040	3,933,412	0.3
1,105,075	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.359%, (US0001M + 4.250%), 04/25/2029	1,155,103	0.1
575,701	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.659%, (US0001M + 5.550%), 04/25/2028	609,526	0.0
2,095,668	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.459%, (US0001M + 4.350%), 05/25/2029	2,189,741	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,423,906	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.659%, (US0001M + 3.550%), 07/25/2029	$2,506,265	0.2
2,365,511	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.759%, (US0001M + 3.650%), 09/25/2029	2,438,605	0.2
2,458,509	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.109%, (US0001M + 3.000%), 10/25/2029	2,523,479	0.2
1,797,126	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.959%, (US0001M + 2.850%), 11/25/2029	1,826,908	0.1
2,582,606	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.509%, (US0001M + 2.400%), 05/28/2030	2,600,257	0.2
1,697,717	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.609%, (US0001M + 2.500%), 05/25/2030	1,713,726	0.1
1,538,965	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.909%, (US0001M + 2.800%), 02/25/2030	1,554,308	0.1
3,019,077	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.659%, (US0001M + 2.550%), 12/25/2030	3,038,521	0.2
3,749,312	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.459%, (US0001M + 2.350%), 01/25/2031	3,765,755	0.3
2,739,510	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.209%, (US0001M + 2.100%), 03/25/2031	2,739,901	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,167,974	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.359%, (US0001M + 2.250%), 07/25/2030	$2,178,329	0.2
1,912,473 (2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.209%, (US0001M + 2.100%), 06/25/2039	1,922,190	0.1
4,147,181 (2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.509%, (US0001M + 2.400%), 04/25/2031	4,168,336	0.3
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.209%, (US0001M + 4.100%), 07/25/2039	1,006,462	0.1
2,200,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.159%, (US0001M + 2.050%), 01/25/2040	2,206,634	0.2
5,100,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.759%, (US0001M + 3.650%), 02/25/2040	5,160,547	0.4
2,006,979 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/ 2049	2,006,683	0.2
892,152 (1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.673%, 03/25/2047	892,014	0.1
941,633 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.064%, 04/25/2048	987,148	0.1
950,313 (1)(2)	Flagstar Mortgage Trust 2018-3INV B2, 4.496%, 05/25/2048	1,015,627	0.1
1,450,106 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.281%, 07/25/2048	1,505,222	0.1
2,049,233 (1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.539%, 09/25/2048	2,126,013	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
950,038 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.539%, 09/25/2048	$959,478	0.1
952,876 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.985%, 10/25/2048	1,022,705	0.1
802,891 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	819,370	0.1
974,006 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.125%, 12/25/2049	1,016,608	0.1
4,907,646 (1)(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.319%, 03/25/2050	5,135,654	0.4
2,445,995 (1)(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.319%, 03/25/2050	2,421,309	0.2
1,148,826 (1)(2)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	1,146,530	0.1
3,000,000 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.959%, (US0001M + 1.850%), 02/25/2050	3,004,460	0.2
3,048,173 (2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.109%, (US0001M + 3.000%), 06/25/2050	3,071,775	0.2
3,000,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.017%, (SOFR30A + 2.000%), 12/25/2050	3,003,547	0.2
2,800,000 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.209%, (US0001M + 3.100%), 03/25/2050	2,848,262	0.2
2,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.267%, (SOFR30A + 2.250%), 08/25/2033	1,989,599	0.2
2,200,000 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.209%, (US0001M + 2.100%), 09/25/2048	2,199,329	0.2
3,600,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.409%, (US0001M + 2.300%), 10/25/2048	3,616,713	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,371,654	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.109%, (US0001M + 5.000%), 12/25/2028	$2,505,264	0.2
821,676	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.459%, (US0001M + 6.350%), 09/25/2028	880,380	0.1
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.959%, (US0001M + 3.850%), 03/25/2029	260,149	0.0
2,379,534	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.359%, (US0001M + 3.250%), 07/25/2029	2,455,184	0.2
1,953,649	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.459%, (US0001M + 2.350%), 04/25/2030	1,987,022	0.2
944,057	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.909%, (US0001M + 1.800%), 07/25/2030	940,611	0.1
783,033	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.409%, (US0001M + 2.300%), 09/25/2030	786,568	0.1
2,666,151 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.159%, (US0001M + 2.050%), 04/25/2049	2,669,631	0.2
500,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.317%, (SOFR30A + 2.300%), 08/25/2033	503,207	0.0
2,700,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.859%, (US0001M + 3.750%), 08/25/2050	2,733,704	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,000,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 2.817%, (SOFR30A + 2.800%), 10/25/2050	$6,062,256	0.5
1,400,000 (2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.259%, (US0001M + 3.150%), 09/25/2050	1,416,065	0.1
275,322 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	282,583	0.0
2,000,000 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,077,253	0.2
974,756 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	998,380	0.1
804,760 (2)(3)	GCAT 2020-NQM2 A2 Trust, 2.272% (Step Rate @ 3.272% on 07/25/2024), 04/25/2065	817,630	0.1
431,479 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	435,785	0.0
733,514 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	740,569	0.1
1,000,000 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,023,726	0.1
2,149,525 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.701%, 05/01/2050	2,121,457	0.2
141,251 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	145,105	0.0
958,440 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.309%, 08/25/2049	1,001,972	0.1
428,633 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	432,126	0.0
967,000 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.487%, 11/25/2049	1,013,323	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
681,414 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$698,216	0.1
972,512 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	1,006,761	0.1
3,612,883 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.096%, 03/25/2050	3,771,884	0.3
3,030,348 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.096%, 03/25/2050	3,141,561	0.2
696,307 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	706,079	0.1
4,451,222 (1)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ5 A4, 3.000%, 03/27/2051	4,527,432	0.3
1,300,000 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.660%, 08/25/2051	1,227,980	0.1
121,231 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 2.935%, 10/25/2035	90,085	0.0
293,852 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.018%, 01/25/2036	301,399	0.0
761,505	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.260%, (US0001M + 0.150%), 01/25/2047	717,726	0.1
981,799	HarborView Mortgage Loan Trust 2007-5 A1A, 0.300%, (US0001M + 0.190%), 09/19/2037	957,104	0.1
4,000,000 (2)	Home RE 2019-1 M2 Ltd., 3.359%, (US0001M + 3.250%), 05/25/2029	3,998,882	0.3
7,200,000 (2)	Home RE 2021-1 M1C Ltd., 2.409%, (US0001M + 2.300%), 07/25/2033	7,216,613	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,171,624	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.529%, (US0001M + 0.420%), 02/25/2046	$2,605,951	0.2
508,000 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	522,644	0.0
1,025,326 (1)(2)	JP Morgan Mortgage Trust 2020-8 A15, 3.000%, 03/25/2051	1,051,437	0.1
2,459,041 (1)(2)	JP Morgan Trust 2015-1 B3, 2.124%, 12/25/2044	2,532,138	0.2
911,541 (1)(2)	JP Morgan Trust 2015-1 B4, 2.124%, 12/25/2044	917,771	0.1
2,235,071 (1)(2)	JP Morgan Trust 2015-5 B3, 2.482%, 05/25/2045	2,264,549	0.2
216,502 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	221,159	0.0
148,845 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	152,654	0.0
963,371 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.624%, 08/25/2049	1,030,851	0.1
963,371 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.624%, 08/25/2049	993,864	0.1
659,619 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	668,867	0.0
1,253,584 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.876%, 06/25/2049	1,312,643	0.1
562,750	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	421,464	0.0
154,779 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.213%, 05/25/2037	147,444	0.0
1,099,702	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	716,582	0.1
2,470,677 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.704%, 01/25/2044	2,475,400	0.2
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.930%, 10/25/2029	746,416	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.865%, 05/25/2046	$1,011,824	0.1
3,625,747 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	3,606,759	0.3
723,137 (1)(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	736,936	0.1
906,280 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.794%, 08/25/2047	946,335	0.1
1,396,228 (1)(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.921%, 11/25/2048	1,462,250	0.1
1,396,228 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.921%, 11/25/2048	1,446,437	0.1
2,171,172 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.115%, 10/26/2048	2,216,508	0.2
1,440,406 (1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.115%, 10/26/2048	1,458,788	0.1
1,398,831 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	1,421,192	0.1
1,514,480 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.753%, 09/25/2048	1,567,608	0.1
2,145,903 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.753%, 09/25/2048	2,183,166	0.2
1,032,756 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.750%, 10/25/2048	1,075,998	0.1
2,159,399 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.750%, 10/25/2048	2,217,242	0.2
3,413,739 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	3,468,993	0.3
882,375 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	900,905	0.1
1,774,491 (1)(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.928%, 12/25/2048	1,844,320	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,900,099 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.186%, 01/25/2049	$1,981,318	0.1
950,049 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.186%, 01/25/2049	986,561	0.1
950,453 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.413%, 02/25/2049	1,012,560	0.1
950,453 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.413%, 02/25/2049	992,295	0.1
1,438,323 (1)(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.742%, 04/25/2049	1,507,851	0.1
470,083 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	478,865	0.0
75,992 (1)(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	77,781	0.0
3,251,288 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.540%, 11/25/2049	3,529,679	0.3
1,995,811 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.540%, 11/25/2049	2,143,066	0.2
970,089 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.274%, 12/25/2049	1,035,437	0.1
1,940,178 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.274%, 12/25/2049	2,062,793	0.2
1,302,407 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	1,327,934	0.1
2,991,636 (1)(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.178%, 02/25/2050	2,982,080	0.2
2,898,752 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.428%, 12/31/2049	2,915,691	0.2
1,513,004 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	1,550,161	0.1
1,458,359 (1)(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.202%, 03/25/2050	1,484,228	0.1
2,894,357 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.452%, 03/25/2050	2,931,582	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,516,181 (1)(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.513%, 05/25/2050	$2,589,577	0.2
3,050,213 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.865%, 10/25/2049	3,226,887	0.2
1,686,992 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.061%, 10/25/2049	1,787,549	0.1
1,383,957 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,423,564	0.1
599,715 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	620,783	0.0
3,427,202 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.490%, 05/25/2050	3,509,330	0.3
1,940,535 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.807%, 12/25/2049	2,005,051	0.2
1,940,535 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.807%, 12/25/2049	2,023,492	0.2
214,316 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	218,257	0.0
976,627 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.542%, 12/31/2049	1,010,164	0.1
2,441,567 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.542%, 12/31/2049	2,528,572	0.2
1,494,939 (1)(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	1,519,233	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,021,389	0.1
991,486 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,009,262	0.1
1,469,005 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.899%, 08/25/2050	1,548,829	0.1
876,884 (1)(2)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	891,925	0.1
1,526,571 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.745%, 11/25/2050	1,643,490	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,465,530 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.705%, 12/25/2050	$2,564,614	0.2
742,518 (1)(2)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	747,873	0.1
989,919 (1)(2)	JP Morgan Mortgage Trust 2020-8 B1, 3.603%, 03/25/2051	1,029,969	0.1
1,484,878 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.603%, 03/25/2051	1,510,258	0.1
1,079,540 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	1,102,751	0.1
3,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	3,020,890	0.2
1,434,011 (1)(2)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	1,455,761	0.1
725,957 (1)(2)	JP Morgan Trust 2015-3 B3, 3.638%, 05/25/2045	741,051	0.1
1,088,912 (1)(2)	JP Morgan Trust 2015-3 B4, 3.638%, 05/25/2045	1,103,272	0.1
229,661	Lehman XS Trust Series 2005-5N 3A1B, 1.259%, (12MTA + 1.000%), 11/25/2035	233,044	0.0
946,246 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.437%, 10/25/2048	1,009,763	0.1
2,017,396 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.437%, 10/25/2048	2,122,599	0.2
5,000,000 (2)	Mello Warehouse Securitization Trust 2020-1 C, 1.459%, (US0001M + 1.350%), 10/25/2053	5,007,442	0.4
1,900,000 (2)	Mello Warehouse Securitization Trust 2020-2 C, 1.409%, (US0001M + 1.300%), 11/25/2053	1,904,914	0.1
29,151	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.869%, (US0001M + 0.380%), 08/25/2035	29,278	0.0
1,260,181 (1)(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	1,261,008	0.1
700,000 (1)(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	698,444	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
172,990	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	$140,729	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.909%, (US0001M + 1.800%), 09/25/2035	901,003	0.1
1,945,051 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A3A, 2.500%, 12/25/2050	1,967,388	0.1
2,368,311 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 B2, 3.065%, 12/25/2050	2,357,247	0.2
2,068,400 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,233,530	0.2
1,860,597 (1)(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,862,701	0.1
363,842 (1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	373,251	0.0
513,201 (1)(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	522,744	0.0
498,405 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	508,156	0.0
1,031,341 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,048,940	0.1
773,571 (1)(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	791,378	0.1
1,171,971 (1)(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.309%, 02/25/2050	1,187,732	0.1
613,381 (1)(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	620,811	0.0
1,455,000 (1)(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,489,216	0.1
1,420,765 (1)(2)	PSMC 2020-3 A1 Trust, 3.000%, 11/25/2050	1,445,352	0.1
1,750,000 (1)(2)	PSMC 2020-3 A7 Trust, 3.000%, 11/25/2050	1,751,570	0.1
376,133 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	381,550	0.0
1,360,742 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.906%, 09/25/2049	1,421,745	0.1
971,959 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.906%, 09/25/2049	998,905	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,167,602 (1)(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	$2,201,696	0.2
1,982,917 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.517%, 02/25/2050	2,053,785	0.2
1,600,000 (1)(2)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	1,616,688	0.1
322,460 (1)	Sequoia Mortgage Trust 2013-3 B3, 3.513%, 03/25/2043	330,109	0.0
581,654 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	597,983	0.0
346,795 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.714%, 07/25/2045	350,036	0.0
2,738,126 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.828%, 08/25/2047	2,780,997	0.2
928,787 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.504%, 08/25/2047	975,252	0.1
380,272 (1)(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	387,429	0.0
1,435,198 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.267%, 06/25/2049	1,465,862	0.1
1,031,077 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	1,044,260	0.1
484,886 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.765%, 12/25/2049	512,790	0.0
484,886 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.765%, 12/25/2049	492,102	0.0
214,969 (1)(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	217,906	0.0
677,581 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.064%, 03/25/2049	710,294	0.1
1,695,070 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.924%, 08/25/2049	1,793,709	0.1
2,400,000 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,465,391	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,974,338 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.541%, 09/25/2049	$3,113,277	0.2
1,751,501 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.541%, 09/25/2049	1,865,537	0.1
684,628 (1)(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	700,751	0.1
2,142,134 (1)(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	2,179,505	0.2
987,848 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.666%, 03/25/2050	1,026,656	0.1
2,468,072 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.666%, 03/25/2050	2,440,786	0.2
1,986,031 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.385%, 04/25/2050	1,921,099	0.1
2,095,126 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.593%, 02/25/2047	2,193,604	0.2
1,387,303 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.711%, 10/25/2047	1,435,989	0.1
1,662,669 (1)(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,671,704	0.1
3,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,992,283	0.2
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2060	2,015,877	0.2
2,500,000 (2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,508,978	0.2
101,219 (1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.593%, 03/25/2035	99,593	0.0
4,309,936 (1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,709,605	0.1
3,363,732 (2)(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,420,568	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
151,457 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.638%, 10/20/2035	$142,037	0.0
196,488 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.638%, 10/20/2035	184,268	0.0
488,020 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.906%, 06/25/2034	493,457	0.0
573,042 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.896%, 07/25/2034	597,150	0.0
923,204 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.097%, 09/25/2035	953,222	0.1
391,652	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.089%, (US0001M + 0.490%), 10/25/2045	388,840	0.0
296,297 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.742%, 12/25/2035	299,372	0.0
287,780 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.633%, 11/25/2036	286,423	0.0
870,119 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.736%, 12/25/2036	859,411	0.1
494,554 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.526%, 12/25/2036	473,230	0.0
312,870 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.006%, 02/25/2037	312,584	0.0
559,501 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.180%, 02/25/2037	552,211	0.0
345,995 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.205%, 12/25/2036	340,543	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
445,412	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	$449,140	0.0
204,038	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	205,057	0.0
541,967	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	542,796	0.0
646,192	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.339%, (US0001M + 0.230%), 01/25/2047	653,177	0.0
187,825	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	187,458	0.0
95,939 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.909%, 04/25/2036	94,119	0.0
637,357 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.897%, 12/28/2037	612,862	0.0
471,210 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	473,243	0.0
744,501 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	754,575	0.1
3,276,980 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.788%, 10/25/ 2049	3,384,262	0.3
1,594,257 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.411%, 12/25/ 2049	1,605,205	0.1
2,097,436 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.411%, 12/25/ 2049	2,129,843	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,084,248 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.256%, 07/25/ 2050	$1,114,550	0.1
1,300,000 (1)(2)(4)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.742%, 12/25/ 2050	1,209,260	0.1
1,984,943 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	2,003,236	0.2
5,610,864 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-5 B2 Trust, 2.950%, 09/25/2050	5,537,556	0.4
1,760,605 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	1,775,996	0.1
	Total Collateralized Mortgage Obligations (Cost $440,152,231)	441,271,531	33.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 29.7%
760,000 (2)	ACRE Commercial Mortgage 2021-FL4 C Ltd., 1.858%, (US0001M + 1.750%), 12/18/2037	752,411	0.1
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 2.756%, (US0001M + 2.650%), 09/14/2036	3,443,986	0.3
2,500,000 (2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.356%, (US0001M + 2.250%), 09/15/2032	2,407,754	0.2
690,000 (2)(5)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	648,396	0.0
3,500,000 (2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,196,208	0.2
1,550,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,428,356	0.1
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,541,993	0.3
7,060,000 (1)(2)(6)	BANK 2017-BNK4 XE, 1.465%, 05/15/2050	522,544	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,079,334 (1)(6)	Bank 2019-BNK19 XA, 0.959%, 08/15/2061	$756,248	0.1
1,650,000 (2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,472,234	0.1
18,150,045 (1)(6)	BANK 2020-BNK30 XA, 1.344%, 12/10/2053	1,797,793	0.1
21,150,000 (1)(2)(6)	BANK 2017-BNK8 XE, 1.271%, 11/15/2050	1,591,085	0.1
9,363,500 (1)(2)(6)	BANK 2018-BNK12 XD, 1.418%, 05/15/2061	857,362	0.1
1,700,000 (2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,440,541	0.1
52,776,706 (1)(6)	BANK 2020-BNK27 XA, 1.162%, 04/15/2063	4,495,066	0.3
15,006,853 (1)(6)	BANK 2021-BNK31 XA, 1.340%, 02/15/2054	1,597,996	0.1
48,563,832 (1)(6)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.594%, 08/15/2052	5,169,193	0.4
103,000,000 (1)(2)(6)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	1,010,172	0.1
435,000 (2)	BBCMS 2020-BID D Mortgage Trust, 4.736%, (US0001M + 4.630%), 10/15/2037	441,090	0.0
6,100,000 (2)	BBCMS 2020-BID C Mortgage Trust, 3.746%, (US0001M + 3.640%), 10/15/2037	$6,170,992	0.5
39,445,616 (1)(6)	BBCMS Mortgage Trust 2020-C7 XA, 1.631%, 04/15/2053	4,324,695	0.3
18,964,000 (1)(2)(6)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,805,451	0.1
50,691,082 (1)(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.440%, 05/15/2053	1,332,618	0.1
20,280,814 (1)(6)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.229%, 03/15/2062	1,583,165	0.1
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,225,242	0.1
3,220,000 (1)(2)(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	448,256	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
12,536,851 (1)(6)	Benchmark 2020-B17 XA Mortgage Trust, 1.419%, 03/15/2053	$1,134,205	0.1
3,500,000 (2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	3,540,722	0.3
22,678,096 (1)(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.794%, 07/15/2053	2,596,129	0.2
7,280,431 (1)(6)	Benchmark 2020-B20 XA Mortgage Trust, 1.627%, 10/15/2053	817,116	0.1
79,446,106 (1)(6)	BMARK 2018-B4 XA, 0.514%, 07/15/2051	2,112,361	0.2
8,000,000 (1)(2)(6)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	879,594	0.1
14,907,500 (1)(2)(6)	Benchmark 2019-B14 XD Mortgage Trust, 1.276%, 12/15/2062	1,463,881	0.1
3,000,000 (2)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	2,446,081	0.2
15,992,885 (1)(6)	Benchmark 2020-B22 XA Mortgage Trust, 1.523%, 01/15/2054	1,978,622	0.1
18,533,811 (1)(6)	Benchmark 2021-B23 XA Mortgage Trust, 1.280%, 02/15/2054	1,848,922	0.1
6,580,000 (2)(5)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	4,847,983	0.4
8,425,000 (1)(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.526%, 05/25/2052	7,520,222	0.6
6,500,000 (1)(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.549%, 03/09/2044	6,450,172	0.5
7,500,000 (2)	BX Commercial Mortgage Trust 2020-VKNG F, 2.856%, (US0001M + 2.750%), 10/15/2037	7,524,591	0.6
1,300,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,294,821	0.1
3,500,000 (2)	BX Trust 2018-GW F, 2.526%, (US0001M + 2.420%), 05/15/2035	3,494,628	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (2)	BXMT 2020-FL2 D Ltd., 2.058%, (US0001M + 1.950%), 02/16/2037	$4,937,564	0.4
1,910,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,848,383	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,080,904	0.1
17,787,254 (1)(6)	CD 2019-CD8 XA Mortgage Trust, 1.410%, 08/15/2057	1,704,962	0.1
567,428 (1)(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.896%, 04/15/2044	563,796	0.0
2,810,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.593%, 03/10/2047	2,296,720	0.2
45,735,707 (1)(2)(6)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.428%, 03/10/2047	1,795,076	0.1
740,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 0.091%, 08/10/2049	569,809	0.0
4,231,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.722%, 07/10/2049	2,880,396	0.2
2,010,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.722%, 07/10/2049	1,131,292	0.1
1,250,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	995,333	0.1
20,655,000 (1)(2)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.267%, 09/15/2050	1,475,077	0.1
2,240,000 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.066%, 11/10/2051	2,174,868	0.2
1,000,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.314%, 10/10/2049	1,070,174	0.1
1,474,486 (2)	Cold Storage Trust 2020-ICE5 E, 2.872%, (US0001M + 2.766%), 12/31/2049	1,481,741	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,920,000 (1)(2)	COMM 2013-CR8 D Mortgage Trust, 3.950%, 06/10/2046	$2,956,231	0.2
21,102,433 (1)(6)	COMM 2012-CR3 XA, 1.843%, 10/15/2045	364,872	0.0
1,230,000 (1)(2)	COMM 2013-CR10 F Mortgage Trust, 4.790%, 08/10/2046	1,090,781	0.1
1,255,000 (1)(2)	COMM 2013-GAM F, 3.426%, 02/10/2028	1,134,574	0.1
5,530,000 (1)(2)	COMM 2019-GC44 180B Mortgage Trust, 3.400%, 08/15/2057	5,353,505	0.4
1,820,000 (1)(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	1,693,783	0.1
540,000 (1)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.190%, 06/15/2057	518,374	0.0
16,406,000 (1)(2)(6)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.759%, 11/15/2050	849,106	0.1
7,360,000 (2)	CSWF 2018-TOP F, 2.856%, (US0001M + 2.750%), 08/15/2035	7,325,722	0.6
5,318,236 (2)	DBGS 2018-BIOD G Mortgage Trust, 2.606%, (US0001M + 2.500%), 05/15/2035	5,307,713	0.4
2,630,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.490%, 08/10/2049	2,102,576	0.2
910,764 (1)(2)	DBUBS 2011-LC1A F Mortgage Trust, 6.141%, 11/10/2046	907,958	0.1
1,075,522 (1)(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.615%, 07/10/2044	904,358	0.1
1,000,000 (1)(2)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	903,978	0.1
7,874,000 (1)(2)	DBJPM 16-C3 E Mortgage Trust, 4.240%, 08/10/2049	5,808,942	0.4
1,590,000 (2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.808%, (US0001M + 2.700%), 04/15/2036	1,561,976	0.1
1,300,000 (1)(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	1,313,664	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,789,523 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.690%, 03/25/2030	$1,930,303	0.1
9,090,514 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.698%, 04/25/2030	1,165,791	0.1
24,730,792 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.883%, 11/25/2030	1,779,220	0.1
29,793,660 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.775%, 12/01/2030	1,899,683	0.1
12,593,811 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.334%, 07/25/2035	1,834,479	0.1
160,388,405 (2)(6)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	256,204	0.0
3,397,278 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.513%, 02/25/2035	534,600	0.0
5,498,852 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.854%, 11/25/2030	369,963	0.0
2,199,894 (2)	FREMF Mortgage Trust 2018-KBF2 C, 4.619%, (US0001M + 4.500%), 10/25/2025	2,201,788	0.2
9,200,000 (2)	FREMF Mortgage Trust 2019-KBF3 C, 4.869%, (US0001M + 4.750%), 01/25/2029	9,310,139	0.7
12,251,530 (2)(6)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	51,317	0.0
4,833,678 (2)(5)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,344,233	0.3
51,879,764 (2)(6)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	194,866	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (2)	GCT Commercial Mortgage Trust 2021-GCT D, 2.456%, (US0001M + 2.350%), 02/15/2023	$2,004,600	0.2
1,360,000 (1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.622%, 05/10/2045	1,411,293	0.1
28,044,366 (1)(2)(6)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.167%, 03/10/2044	11,156	0.0
5,540,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	4,043,390	0.3
500,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	262,208	0.0
6,332,423 (1)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 0.960%, 02/10/2052	405,104	0.0
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,987,434	0.2
1,344,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	1,356,597	0.1
1,020,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	948,792	0.1
14,515,841 (1)(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.089%, 07/10/2052	1,027,076	0.1
4,100,000 (1)(2)	GS Mortgage Securities Trust 2012-GC6 D, 5.652%, 01/10/2045	3,831,511	0.3
1,627,069 (2)	HPLY Trust 2019-HIT E, 2.456%, (US0001M + 2.350%), 11/15/2036	1,618,909	0.1
940,000 (1)(2)	Hudson Yards 2019-55HY F Mortgage Trust, 2.943%, 12/10/2041	878,581	0.1
4,300,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 D, 5.376%, 07/15/2047	3,827,342	0.3
3,550,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.889%, 01/15/2047	3,546,665	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,580,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	$2,982,695	0.2
734,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	567,797	0.0
5,860,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,741,592	0.4
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.266%, (US0001M + 2.160%), 07/15/2036	1,910,692	0.1
618,794 (1)(2)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.072%, 02/15/2046	3,949	0.0
1,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,386,530	0.1
5,039,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.102%, 12/15/2047	5,086,178	0.4
740,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.078%, 01/15/2046	757,294	0.1
5,000,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	$3,778,780	0.3
2,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.023%, 12/15/2046	2,486,325	0.2
15,630,840 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.713%, 07/15/2047	234,213	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,330,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	$1,290,585	0.1
1,360,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,254,801	0.1
30,251,603 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.636%, 11/15/2045	1,208,812	0.1
46,979,000 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	798,930	0.1
34,428,000 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.380%, 01/15/2048	529,151	0.0
4,460,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.173%, 04/20/2048	4,199,024	0.3
2,000,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.173%, 04/20/2048	1,774,441	0.1
3,000,000 (2)	MBRT 2019-MBR H1, 4.106%, (US0001M + 4.000%), 11/15/2036	2,927,246	0.2
2,000,000 (2)	Merit 2020-Hill F, 4.206%, (US0001M + 4.100%), 08/15/2037	2,023,859	0.2
2,360,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,655,475	0.1
4,880,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	1,684,169	0.1
3,590,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.901%, 04/15/2047	3,621,623	0.3
2,130,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,901,589	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,630,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	$1,594,852	0.1
3,650,000 (2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	1,642,500	0.1
2,600,000 (2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	390,195	0.0
680,158 (2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	34,036	0.0
1,590,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,293,822	0.1
6,893,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.902%, 11/15/2049	3,691,763	0.3
40,952,048 (1)(6)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.329%, 07/15/2052	3,435,545	0.3
6,586,500 (1)(2)(6)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.413%, 07/15/2052	669,526	0.1
2,675,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,306,831	0.2
17,805,539 (1)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.786%, 12/15/2050	780,723	0.1
15,555,000 (1)(2)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.494%, 12/15/2050	1,468,092	0.1
5,000,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.051%, 02/15/2047	5,201,271	0.4
3,450,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.397%, 10/15/2048	3,002,408	0.2
7,861,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.397%, 10/15/2048	6,342,946	0.5
1,348,869 (2)	Motel 6 Trust 2017-MTL6 D, 2.256%, (US0001M + 2.150%), 08/15/2034	1,352,388	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000 (2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.859%, (US0001M + 3.750%), 03/25/2050	$4,164,394	0.3
10,000,000 (2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,355,273	0.7
1,919,000 (1)(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.175%, 02/27/2051	1,697,388	0.1
3,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	3,345,697	0.3
17,704,681 (1)(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.556%, 04/15/2052	1,693,414	0.1
720,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	505,397	0.0
1,231,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	673,946	0.1
6,428,483 (1)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.043%, 12/15/2047	199,577	0.0
3,262,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.499%, 09/15/2058	3,327,470	0.3
16,657,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.249%, 09/15/2058	809,262	0.1
16,657,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.249%, 09/15/2058	805,133	0.1
4,060,000 (2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,791,275	0.3
32,664,000 (1)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.528%, 11/15/2049	959,116	0.1
7,605,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	645,497	0.0
34,018,740 (1)(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.947%, 10/15/2050	1,581,953	0.1
15,835,506 (1)(6)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.828%, 06/15/2051	819,356	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,680,000 (2)(5)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	$3,306,375	0.3
36,506,087 (1)(2)(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.520%, 12/15/2045	743,249	0.1
2,380,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 5.040%, 03/15/2046	2,012,698	0.2
1,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.313%, 11/15/2047	990,444	0.1
3,025,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.185%, 12/15/2049	2,684,149	0.2
2,550,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.347%, 07/05/2030	2,413,276	0.2
5,700,000 (1)(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.580%, 04/15/2045	5,781,077	0.4
3,240,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.256%, 03/15/2045	2,724,987	0.2
5,350,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,618,308	0.4
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,658,718	0.1
1,038,009 (1)(2)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.180%, 03/15/2048	17,988	0.0
1,940,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.973%, 06/15/2046	1,674,055	0.1
7,140,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.039%, 12/15/2046	7,153,825	0.5
320,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	270,900	0.0
1,250,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	933,503	0.1
4,410,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,606,177	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,664,000 (1)	WFRBS Commercial Mortgage Trust 2013-C11 C, 4.200%, 03/15/2045	$2,762,270	0.2
2,598,000 (2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	2,170,303	0.2
5,000,000 (1)(2)	WFRBS Commercial Mortgage Trust 2014-C23 D, 3.997%, 10/15/2057	5,007,609	0.4
	Total Commercial Mortgage-Backed Securities
	(Cost $405,068,068)	390,465,056	29.7
ASSET-BACKED SECURITIES: 30.0%
	Automobile Asset-Backed Securities: 3.9%
3,472,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,669,405	0.3
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,888,161	0.1
4,300,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,438,881	0.3
3,750,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,897,743	0.3
2,020,000	Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,108,799	0.2
2,350,000	AmeriCredit Automobile Receivables Trust 2020-2 C, 1.480%, 02/18/2026	2,396,745	0.2
2,350,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,421,969	0.2
750,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/ 2026	782,011	0.1
4,100,000 (2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	4,153,482	0.3
2,050,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,087,419	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
2,700,000 (2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	$2,782,311	0.2
471,327	Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	473,754	0.0
5,150,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,341,833	0.4
1,550,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,578,883	0.1
4,200,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,335,204	0.3
2,350,000	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	2,413,926	0.2
1,700,000	Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	1,714,207	0.1
643,274	Santander Drive Auto Receivables Trust 2019-3 B, 2.280%, 09/15/2023	645,963	0.0
2,000,000	Santander Drive Auto Receivables Trust 2020-4 C, 1.010%, 01/15/2026	2,008,192	0.2
1,200,000 (2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,213,591	0.1
1,500,000 (2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/ 2024	1,580,542	0.1
		51,933,021	3.9

	Home Equity Asset-Backed Securities: 0.5%
728,635 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	724,821	0.1
728,636 (2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	724,267	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
2,814,116	GSAA Home Equity Trust 2006-14 A3A, 0.609%, (US0001M + 0.250%), 09/25/2036	$1,314,878	0.1
1,481,316 (1)	GSAA Home Equity Trust 2006-4 4A3, 3.067%, 03/25/2036	1,188,318	0.1
1,082,135	GSAA Home Equity Trust 2007-1 1A1, 0.189%, (US0001M + 0.080%), 02/25/2037	462,943	0.0
807,950 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	876,286	0.1
829,835 (1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	836,261	0.1
		6,127,774	0.5

	Other Asset-Backed Securities: 21.8%
1,437,760 (2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/ 2058	1,416,286	0.1
3,000,000 (2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,052,330	0.2
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,525,053	0.1
1,063,931 (1)(2)(4)(6)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	—	—
2,437,750 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,514,214	0.2
1,094,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,155,740	0.1
2,475,495 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	2,541,671	0.2
2,835,750 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,906,821	0.2
500,000 (2)	Ares XXIX CLO Ltd. 2014-1A C, 3.726%, (US0003M + 3.500%), 04/17/2026	500,205	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,000,000 (2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	$5,001,305	0.4
1,400,000 (2)	Atrium CDO Corp. 12A CR, 1.872%, (US0003M + 1.650%), 04/22/2027	1,400,011	0.1
5,550,000 (2)	Babson CLO Ltd. 2018-3A C, 2.124%, (US0003M + 1.900%), 07/20/2029	5,494,783	0.4
1,000,000 (2)	Babson CLO Ltd. 2014-IA C, 3.674%, (US0003M + 3.450%), 07/20/2025	1,000,432	0.1
4,500,000 (2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,501,354	0.3
2,000,000 (2)	Ballyrock CLO 2020-14A B Ltd., 2.496%, (US0003M + 2.300%), 01/20/2034	1,993,638	0.2
3,000,000 (2)	Barings CLO Ltd. 2020-1A B, 2.091%, (US0003M + 1.850%), 10/15/2032	3,007,533	0.2
4,000,000 (2)	Barings CLO Ltd. 2021-1A D, 3.094%, (US0003M + 2.900%), 04/25/2034	4,000,412	0.3
4,050,000 (2)	BDS 2020-FL5 D Ltd., 2.608%, (US0001M + 2.500%), 02/16/2037	3,999,449	0.3
272,680 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.231%, 10/25/2036	273,065	0.0
6,000,000 (2)	Benefit Street Partners CLO VII Ltd. 2015-VIIA BR, 1.773%, (US0003M + 1.550%), 07/18/2027	5,985,528	0.5
5,000,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A D, 3.844%, (US0003M + 3.650%), 04/25/2034	5,000,000	0.4
1,700,000 (2)	Betony CLO 2 Ltd. 2018-1A B, 2.055%, (US0003M + 1.850%), 04/30/2031	1,686,873	0.1
3,750,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A C, 2.659%, (US0003M + 2.500%), 01/15/2033	3,756,592	0.3
4,600,000 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,823,144	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,550,000 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	$3,476,689	0.3
2,500,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.814%, (US0001M + 0.705%), 09/25/2035	2,475,453	0.2
1,886,575 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,037,794	0.2
1,417,375 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,493,852	0.1
7,775,000 (2)	Dorchester Park CLO DAC 2015-1A ER, 5.224%, (US0003M + 5.000%), 04/20/2028	7,578,215	0.6
1,565,000 (2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.241%, (US0003M + 3.000%), 10/15/2027	1,529,201	0.1
6,000,000 (2)	Dryden 49 Senior Loan Fund 2017-49A DR, 3.594%, (US0003M + 3.400%), 07/18/2030	6,000,000	0.5
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,555,177	0.1
4,500,000 (2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 3.582%, (US0003M + 3.400%), 04/24/2029	4,500,117	0.3
5,650,000 (2)	Global SC Finance VII Srl 2021-1A A, 1.860%, 04/17/2041	5,571,426	0.4
906,837 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	975,689	0.1
2,426,332 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,537,924	0.2
1,789,183 (2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,852,984	0.1
650,000 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	669,517	0.1
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	808,367	0.1
900,379 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	908,354	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,603,736 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	$3,663,371	0.3
6,900,000 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	6,915,421	0.5
2,000,000 (2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	2,058,608	0.2
1,000,000 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,025,687	0.1
5,950,000 (2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	6,044,634	0.5
3,450,000 (2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,525,992	0.3
1,400,000 (2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,433,344	0.1
2,800,000 (2)	Marlette Funding Trust 2020-2A B, 1.830%, 09/16/2030	2,825,073	0.2
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	947,105	0.1
1,800,000 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.657%, 09/25/2057	1,900,290	0.1
2,096,801 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,217,663	0.2
1,576,482 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,703,763	0.1
1,457,455 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,588,645	0.1
1,583,599 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,682,601	0.1
2,157,292 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,254,321	0.2
1,500,000 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,482,021	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,067,538 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	$1,150,416	0.1
3,000,000 (2)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 5.424%, (US0003M + 5.200%), 04/20/2027	2,848,134	0.2
2,400,000 (2)	Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A CR, 2.144%, (US0003M + 1.950%), 04/20/2031	2,400,000	0.2
5,000,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.244%, (US0003M + 2.050%), 07/15/2029	5,000,000	0.4
5,000,000 (2)	Octagon Investment Partners 48 Ltd. 2020-3A B, 2.082%, (US0003M + 1.850%), 10/20/2031	5,009,470	0.4
5,000,000 (2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.210%, (US0003M + 2.100%), 07/15/2029	4,983,670	0.4
3,000,000 (2)	Octagon Investment Partners XVII Ltd. 2013-1A BR2, 1.618%, (US0003M + 1.400%), 01/25/2031	2,981,310	0.2
6,000,000 (2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.444%, (US0003M + 4.250%), 11/15/2026	5,896,806	0.4
3,125,000 (2)	Palmer Square Loan Funding 2021-2A D Ltd., 5.194%, (US0003M + 5.000%), 05/20/2029	3,125,000	0.2
259,683 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.638%, 01/25/2036	262,649	0.0
3,150,000 (2)	Shackleton 2014-6RA D CLO Ltd., 3.193%, (US0003M + 2.970%), 07/17/2028	3,088,616	0.2
1,600,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 2.524%, (US0003M + 2.300%), 07/20/2030	1,600,229	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
900,000 (2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	$919,114	0.1
1,000,000 (2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,014,077	0.1
3,800,000 (2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,919,906	0.3
719,277 (2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	728,521	0.1
2,800,000 (2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,892,275	0.2
1,100,000 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,149,841	0.1
1,500,000 (2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,566,017	0.1
2,500,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,592,502	0.2
1,950,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,998,795	0.2
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	613,235	0.0
3,200,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,259,090	0.2
1,780,000 (2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,806,478	0.1
758,267 (1)(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	763,903	0.1
3,363,167 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,499,839	0.3
4,500,000 (2)	Sound Point Clo XIV Ltd. 2016-3A DR, 3.821%, (US0003M + 3.650%), 01/23/2029	4,494,690	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,587,500 (2)	Sound Point Clo XV Ltd. 2017-1A CR, 2.244%, (US0003M + 2.050%), 01/23/2029	$1,587,500	0.1
304,568	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.279%, (US0001M + 0.170%), 12/25/2036	299,472	0.0
3,977,290 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	3,987,690	0.3
3,663,562 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,769,796	0.3
1,845,053 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,973,849	0.1
3,534,647 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,742,259	0.3
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.334%, (US0003M + 3.100%), 07/14/2026	4,200,748	0.3
3,755,000 (2)	Symphony CLO XVIII Ltd. 2016-18A D, 4.218%, (US0003M + 4.000%), 01/23/2028	3,755,597	0.3
1,564,000 (2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,578,262	0.1
4,750,000 (2)	TCW CLO 2018-1A B2R2 Ltd., 2.618%, (US0003M + 2.400%), 04/25/2031	4,752,228	0.4
2,000,000 (2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,976,397	0.1
1,100,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,086,896	0.1
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.173%, (US0003M + 1.950%), 07/18/2031	1,984,102	0.1
2,255,629 (2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	2,179,236	0.2
1,100,000 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.100%, 11/25/2057	1,187,765	0.1
1,000,000 (2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,010,429	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,000,000 (2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	$2,955,880	0.2
1,600,000 (2)	Venture 33 CLO Ltd. 2018-33A CR, 2.470%, (US0003M + 2.280%), 07/15/2031	1,589,418	0.1
5,412,500 (2)	Venture XXI CLO Ltd. 2015-21A DR, 3.041%, (US0003M + 2.800%), 07/15/2027	5,276,186	0.4
2,389,543 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,361,641	0.2
2,418,750 (2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,497,184	0.2
1,741,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,842,126	0.1
3,734,250 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,967,434	0.3
4,700,000 (2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,783,981	0.4
		286,686,396	21.8

	Student Loan Asset-Backed Securities: 3.8%
198,617 (2)	Commonbond Student Loan Trust 2016-A B,4.000%, 05/25/2040	190,582	0.0
575,454 (2)	Commonbond Student Loan Trust 2016-B,4.000%, 10/25/2040	588,939	0.1
373,152 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%,05/25/2041	405,278	0.0
148,237 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%,09/25/2042	155,199	0.0
38,550 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%,09/25/2045	39,287	0.0
1,270,607 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%,08/25/2050	1,296,939	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
597,694 (1)(2)	DRB Prime Student Loan Trust 2017-A B,3.100%, 05/27/2042	$611,593	0.1
333,674 (1)(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%,09/25/2036	334,147	0.0
125,018 (2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%,01/26/2037	125,247	0.0
256,729 (2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%,01/25/2041	257,399	0.0
181,802 (2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%,01/25/2041	182,270	0.0
182,107 (2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%,01/25/2041	183,417	0.0
349,461 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%,08/25/2042	362,776	0.0
1,495,436 (1)(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,527,596	0.1
464,225 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%,05/26/2043	467,840	0.0
1,037,846 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,052,731	0.1
727,773 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	733,076	0.1
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,515,122	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,021,814	0.1
4,000,000 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	4,029,810	0.3
272,093 (2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	272,886	0.0
160,932 (2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	162,860	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	$1,647,986	0.1
3,265,000 (1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,410,886	0.3
1,525,000 (1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,603,179	0.1
1,250,000 (1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,305,083	0.1
1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,299,077	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,043,918	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,125,068	0.3
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,122,650	0.2
2,100,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,224,325	0.2
1,000,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,009,576	0.1
5,050,000 (2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,885,626	0.4
3,928,276 (2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	4,100,425	0.3
4,100,000 (2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,219,625	0.3
		49,514,232	3.8
	Total Asset-Backed Securities (Cost $389,091,240)	394,261,423	30.0
	Total Long-Term Investments
	(Cost $1,234,311,539)	1,225,998,010	93.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.0%
	Mutual Funds: 8.0%
56,972,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	$56,972,000	4.3
48,710,000 (7)	Goldman Sachs Financial Square Government Fund – Institutional Shares, 0.030%	48,710,000	3.7
	Total Short-Term Investments (Cost $105,682,000)	105,682,000	8.0
	Total Investments in Securities (Cost $1,339,993,539)	$1,331,680,010	101.2
	Liabilities in Excess of Other Assets	(15,811,823)	(1.2)
	Net Assets	$1,315,868,187	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of March 31, 2021.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2021.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
12MTA      12-month Treasury Average
US0001M   1-month LIBOR
US0003M   3-month LIBOR
SOFR30A   30-Day Secured Overnight Financing Rate

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$440,062,271	$1,209,260	$441,271,531
Asset-Backed Securities	—	394,261,423	—	394,261,423
Commercial Mortgage-Backed Securities	—	390,465,056	—	390,465,056
Short-Term Investments	105,682,000	—	—	105,682,000
Total Investments, at fair value	$105,682,000	$1,224,788,750	$1,209,260	$1,331,680,010
Other Financial Instruments+
Futures	2,917,016	—	—	2,917,016
Total Assets	$108,599,016	$1,224,788,750	$1,209,260	$1,334,597,026
Liabilities Table
Other Financial Instruments+
Futures	$(355,751)	$—	$—	$(355,751)
Total Liabilities	$(355,751)	$—	$—	$(355,751)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2021 (continued)

At March 31, 2021, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	139	06/21/21	$19,972,563	$(225,968)
U.S. Treasury Ultra Long Bond	40	06/21/21	7,248,750	(66,319)
			$27,221,313	$(292,287)
Short Contracts:
U.S. Treasury 10-Year Note	(115)	06/21/21	(15,057,812)	2,069
U.S. Treasury 2-Year Note	(993)	06/30/21	(219,181,476)	177,466
U.S. Treasury 5-Year Note	(1,958)	06/30/21	(241,614,142)	2,737,481
U.S. Treasury Long Bond	(10)	06/21/21	(1,545,938)	(63,464)
			$(477,399,368)	$2,853,552
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,917,016
Total Asset Derivatives		$2,917,016
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$355,751
Total Liability Derivatives		$355,751

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(8,111,785)
Total	$(8,111,785)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$8,085,139
Total	$8,085,139
At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,342,758,286.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$19,105,480
Gross Unrealized Depreciation	(27,622,495)
Net Unrealized Depreciation	$(8,517,015)
See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2021 were as follows:
Fund Name	Type	Per Share Amount
Voya Emerging Markets Corporate Debt Fund
Class P	NII	$0.4764
Voya Emerging Markets Hard Currency Debt Fund
Class A	NII	$0.3902
Class I	NII	$0.4184
Class P	NII	$0.4902
Class W	NII	$0.4130
Voya Emerging Markets Local Currency Debt Fund
Class P	NII	$0.0309
Class P	ROC	$0.2820
Voya Securitized Credit Fund
Class A	NII	$0.2646
Class I	NII	$0.2949
Class P	NII	$0.3553
Class R6(1)	NII	$0.1606
Class W	NII	$0.2888
All Classes	ROC	$0.0383

NII – Net investment income
ROC – Return of capital
(1)
Commenced operations on July 31, 2020.

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Securitized Credit Fund designates 99.91% of net investment income distributions as interest-related dividends.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Trustee Chairperson	July 2007 – Present January 2020 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	132	Dentaquest (February 2014 – Present); RSR Partners, Inc. (2016 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 – Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – December 2019).	132	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	132	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 71	Trustee	August 2015 – Present	Retired.	132	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	132	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	132	Centerra Gold Inc. (May 2008 – Present).
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	October 2015 – Present	Retired.	132	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 48	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	132	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2021.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 52	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (March 2020 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019 – March 2020); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015 – September 2019); Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 48	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 53	Executive Vice President Chief Investment Risk Officer	March 2020 – Present March 2020 – Present	Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020 – Present); Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – Present). Formerly, Vice President, Voya Investments, LLC (September 2018 – March 2020); Consultant, DA Capital LLC (January 2016 – March 2017).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 63	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Senior Vice President	September 2020 – Present	Senior Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (March 2021 – Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – March 2021); Vice President, Mutual Fund Compliance (March 2014 – June 2016).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 50	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018 – Present) and Voya Funds Services, LLC (March 2006 – Present). Formerly, Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – April 2018).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present).
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 44	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Compliance Consultant, Voya Financial, Inc. (January 2019 – Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009 – December 2018).
Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 39	Secretary	September 2020 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (September 2020 – Present). Formerly, Vice President, Counsel II, Voya Investment Management – Mutual Fund Legal Department (January 2013 – September 2020).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Emerging Markets Corporate Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Corporate Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods, and the second quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Emerging Markets Hard Currency Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Hard Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the second quintile for the three-year period, and the third quintile for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the
Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Emerging Markets Local Currency Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Local Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year and three-year periods, and the fourth quintile for the year-to-date and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) that the Fund’s defensive positioning during a certain period, and its overweight to Russian interest rate risk and the ruble during a more recent period, impacted the Fund’s performance, and (2) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Securitized Credit Fund
In considering whether to approve the renewal of the Contracts for Voya Securitized Credit Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for the five-year period, the third quintile for the three-year period, and the fifth quintile for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the factors that impacted the Fund’s performance, such as differences in investment strategy of the Fund compared to peer funds in its Morningstar category.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167539         (0321-052521)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended March 31, 2021 and March 31, 2020 and the amount of fees that the previous independent public accounting firm billed to the Fund during the Fund’s fiscal year ended March 31, 2021 and March 31, 2020.

(a)	Audit Fees(1): The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $96,000 for the year ended March 31, 2021 and $99,750 for the year ended March 31, 2020.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2021 and $0 for the year ended March 31, 2020.

(c)	Tax Fees(2): The aggregate fees billed in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $46,500 for the year ended March 31, 2021 and $11,625 for the year ended March 31, 2020. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees(3): The aggregate fees billed in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2021 and $0 for the year ended March 31, 2020.

(1) For the fiscal years ended March 31, 2021, and March 31, 2020, the previous independent public accounting firm billed $0 and $2,553, respectively, for Audit Fees.

(2) For the fiscal years ended March 31, 2021, and March 31, 2020, the previous independent public accounting firm billed $8,657 and $41,888, respectively, for Tax Fees.

(3) For the fiscal years ended March 31, 2021, and March 31, 2020, the previous independent public accounting firm billed $0 and $368, respectively, for All Other Fees.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.         Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.        Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.       Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.       Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.        Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.       Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.     Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.    Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.       Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 19, 2020

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $750 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Ernst & Young LLP Passive Foreign Investment Company (“PFIC”) Analyzer		√	Not to exceed $95,000 during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2021 through December 31, 2021

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:      January 1, 2021 to December 31, 2021

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC.

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended March 31, 2021 and March 31, 2020; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2021(1)	2020 (1)
Voya Separate Portfolios Trust	$46,500	$11,625
Voya Investments, LLC (2)	$14,017,470	$13,793,519

(1) For the years ended March 31, 2021 and March 31, 2020, the previous independent public accounting firm billed the Registrant $8,657 and $67,844, respectively, for Non-Audit Fees.

(2) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: June 7, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: June 7, 2021